UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Brian C. Janssen

The Bond Fund of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Bond Fund of America® Semi-annual report for the six months ended June 30, 2021

Invest with a stable,
long-term approach

The Bond Fund of America seeks as high a level of current income as is consistent with the preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 3.75% maximum sales charge	–2.75%	2.74%	3.19%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.57% for Class A shares as of the prospectus dated March 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2021, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.26%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.33%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The Bond Fund of America for the periods ended June 30, 2021, are shown in the table below, as well as results of the fund’s primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ABNDX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors

2	Investment portfolio

55	Financial statements

59	Notes to financial statements

73	Financial highlights

Results at a glance

For periods ended June 30, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
						Lifetime
	6 months	1 year	3 years	5 years	10 years	(since 5/28/74)

The Bond Fund of America (Class A shares)	–1.35%	1.08%	6.19%	3.53%	3.58%	7.35%
Bloomberg Barclays U.S. Aggregate Index*	–1.60	–0.33	5.34	3.03	3.39	7.27
Lipper Core Bond Funds Average†	–1.09	1.62	5.58	3.32	3.49	7.15

*	Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index began on January 1, 1976. From May 28, 1974, through December 31, 1975, the Barclays U.S. Government/Credit Index was used. The indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Source: Lipper, Refinitiv Datastream. Results for the Lipper averages do not reflect sales charges. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. To see the number of funds included in the Lipper category for each fund’s lifetime, please view the Quarterly Statistical Update, at capitalgroup.com.

The Bond Fund of America	1

Investment portfolio June 30, 2021	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	43.92%
AAA/Aaa	14.01
AA/Aa	4.84
A/A	11.46
BBB/Baa	18.33
Below investment grade	3.99
Unrated	.06
Short-term securities & other assets less liabilities	3.39
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 96.54%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 43.68%
U.S. Treasury 37.69%
U.S. Treasury 1.125% 2021	$500		$501
U.S. Treasury 1.125% 2021	—	[1]	—	[1]
U.S. Treasury 1.50% 2021	1,510,000		1,517,314
U.S. Treasury 1.50% 2021	400,000		401,453
U.S. Treasury 1.50% 2021	195,710		196,884
U.S. Treasury 1.75% 2021	935		942
U.S. Treasury 0.125% 2022	265,905		265,838
U.S. Treasury 0.125% 2022	166,582		166,621
U.S. Treasury 0.125% 2022	84,840		84,786
U.S. Treasury 0.125% 2022	60,708		60,717
U.S. Treasury 0.125% 2022	53,100		53,098
U.S. Treasury 0.125% 2022	50,000		50,018
U.S. Treasury 0.125% 2022	10,000		9,996
U.S. Treasury 0.375% 2022	213		213
U.S. Treasury 1.375% 2022	100,000		100,769
U.S. Treasury 1.375% 2022	75,000		76,203
U.S. Treasury 1.625% 2022	357		365
U.S. Treasury 1.75% 2022	45,000		45,773
U.S. Treasury 1.875% 2022	54,500		55,311
U.S. Treasury 2.125% 2022[2]	32,000		32,937
U.S. Treasury 0.125% 2023	196,179		195,838
U.S. Treasury 0.125% 2023	141,672		141,467
U.S. Treasury 0.125% 2023	85,000		84,643
U.S. Treasury 0.125% 2023	40,000		39,927
U.S. Treasury 0.125% 2023	25,000		24,868
U.S. Treasury 0.125% 2023	24,176		24,156
U.S. Treasury 0.125% 2023	12,521		12,494
U.S. Treasury 0.125% 2023	1,000		999
U.S. Treasury 0.25% 2023	20,000		19,968

2	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.375% 2023	$47,000		$48,063
U.S. Treasury 1.625% 2023	15,000		15,384
U.S. Treasury 1.75% 2023	3,100		3,188
U.S. Treasury 2.125% 2023	16,428		17,137
U.S. Treasury 2.50% 2023	57,300		59,593
U.S. Treasury 2.625% 2023	15,000		15,711
U.S. Treasury 2.75% 2023	25,000		26,204
U.S. Treasury 2.875% 2023	54,729		57,896
U.S. Treasury 0.125% 2024	900,000		894,215
U.S. Treasury 0.125% 2024	102,600		101,981
U.S. Treasury 0.25% 2024	213,200		212,353
U.S. Treasury 0.25% 2024	69,917		69,538
U.S. Treasury 0.375% 2024	529,144		528,487
U.S. Treasury 1.25% 2024	75,000		76,772
U.S. Treasury 1.50% 2024	130,000		134,141
U.S. Treasury 1.50% 2024	78,200		80,696
U.S. Treasury 1.50% 2024	1,000		1,032
U.S. Treasury 1.75% 2024	40,000		41,546
U.S. Treasury 2.00% 2024	442,300		462,229
U.S. Treasury 2.00% 2024	183,000		191,135
U.S. Treasury 2.00% 2024	55,000		57,526
U.S. Treasury 2.125% 2024	105,265		110,210
U.S. Treasury 2.125% 2024	18,000		18,962
U.S. Treasury 2.125% 2024	8,000		8,415
U.S. Treasury 2.25% 2024	50,633		53,235
U.S. Treasury 2.25% 2024	3,000		3,175
U.S. Treasury 2.375% 2024	67,233		70,779
U.S. Treasury 2.50% 2024	4,000		4,237
U.S. Treasury 0.25% 2025	220,000		216,102
U.S. Treasury 0.25% 2025	83,891		82,031
U.S. Treasury 0.25% 2025	17,576		17,208
U.S. Treasury 0.25% 2025	1,000		983
U.S. Treasury 0.375% 2025	1,976,312		1,938,891
U.S. Treasury 0.375% 2025	774,250		760,321
U.S. Treasury 2.00% 2025	20,000		20,997
U.S. Treasury 2.25% 2025	35,000		37,244
U.S. Treasury 2.625% 2025	135,324		145,350
U.S. Treasury 2.625% 2025	63,822		69,009
U.S. Treasury 2.75% 2025[2]	992,493		1,069,516
U.S. Treasury 2.75% 2025	31,813		34,410
U.S. Treasury 2.875% 2025	307,175		333,501
U.S. Treasury 2.875% 2025	32,900		35,771
U.S. Treasury 0.375% 2026	912,665		894,486
U.S. Treasury 0.50% 2026	169,693		167,140
U.S. Treasury 0.75% 2026	2,508,392		2,494,304
U.S. Treasury 0.75% 2026	1,565,152		1,557,290
U.S. Treasury 0.75% 2026	712,597		709,496
U.S. Treasury 0.875% 2026	54,340		54,321
U.S. Treasury 1.625% 2026	145,900		151,103
U.S. Treasury 1.625% 2026	10,000		10,362
U.S. Treasury 1.625% 2026	—	[1]	—	[1]
U.S. Treasury 1.75% 2026	77,025		80,276
U.S. Treasury 1.875% 2026	41,000		43,014
U.S. Treasury 2.00% 2026	15,600		16,463
U.S. Treasury 2.125% 2026	54,000		57,286
U.S. Treasury 2.25% 2026	8,000		8,528
U.S. Treasury 2.50% 2026	24,000		25,847
U.S. Treasury 2.625% 2026	142,585		154,273
U.S. Treasury 0.375% 2027	124,759		119,581
U.S. Treasury 0.375% 2027	75,000		71,663
U.S. Treasury 0.50% 2027[2]	556,100		539,375
U.S. Treasury 0.50% 2027	470,216		453,448
U.S. Treasury 0.50% 2027	61,100		58,748
U.S. Treasury 0.50% 2027	16,000		15,490
U.S. Treasury 0.50% 2027	6,000		5,804
U.S. Treasury 0.625% 2027	112,389		108,657
U.S. Treasury 0.625% 2027	42,000		40,657

The Bond Fund of America	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 2027	$100,000	$106,969
U.S. Treasury 2.25% 2027	3,000	3,207
U.S. Treasury 0.75% 2028	27,370	26,647
U.S. Treasury 1.125% 2028	199,381	198,798
U.S. Treasury 1.25% 2028	522,228	523,559
U.S. Treasury 1.25% 2028	151,312	151,913
U.S. Treasury 1.25% 2028	52,436	52,606
U.S. Treasury 1.25% 2028	8,100	8,113
U.S. Treasury 2.75% 2028	97,398	107,331
U.S. Treasury 2.875% 2028	61,335	68,137
U.S. Treasury 2.875% 2028	3,760	4,181
U.S. Treasury 1.625% 2029	398	407
U.S. Treasury 2.375% 2029	2,000	2,158
U.S. Treasury 0.625% 2030	50,987	47,500
U.S. Treasury 0.625% 2030	17,638	16,484
U.S. Treasury 0.875% 2030	77,551	73,740
U.S. Treasury 1.50% 2030	11,399	11,510
U.S. Treasury 1.125% 2031	133,161	129,264
U.S. Treasury 1.625% 2031	489,511	497,128
U.S. Treasury 1.125% 2040	255,059	220,008
U.S. Treasury 1.125% 2040	89,745	77,130
U.S. Treasury 1.375% 2040	194,875	174,869
U.S. Treasury 4.625% 2040	9,400	13,479
U.S. Treasury 1.875% 2041	238,362	233,153
U.S. Treasury 2.25% 2041	121,701	126,570
U.S. Treasury 3.125% 2041	20,000	23,815
U.S. Treasury 4.375% 2041	11,500	16,138
U.S. Treasury 2.75% 2042	24,200	27,223
U.S. Treasury 2.75% 2042	7,000	7,878
U.S. Treasury 2.875% 2043	23,810	27,346
U.S. Treasury 3.00% 2044	900	1,058
U.S. Treasury 3.375% 2044	38,700	48,196
U.S. Treasury 3.00% 2045	15,100	17,829
U.S. Treasury 3.00% 2045	560	659
U.S. Treasury 2.25% 2046	4,500	4,645
U.S. Treasury 2.50% 2046	194,262	210,133
U.S. Treasury 2.50% 2046	27,000	29,204
U.S. Treasury 2.875% 2046	31,104	36,036
U.S. Treasury 2.75% 2047	20,593	23,380
U.S. Treasury 2.75% 2047	5,300	6,021
U.S. Treasury 3.00% 2047	140,013	165,999
U.S. Treasury 3.00% 2047	86,916	103,155
U.S. Treasury 3.00% 2048	167,901	199,742
U.S. Treasury 3.00% 2048	11,100	13,229
U.S. Treasury 3.125% 2048	5,150	6,270
U.S. Treasury 3.375% 2048	12,545	15,989
U.S. Treasury 2.25% 2049	193,147	199,717
U.S. Treasury 2.375% 2049	139,044	147,772
U.S. Treasury 2.875% 2049	241,100	281,799
U.S. Treasury 3.00% 2049	74,066	88,500
U.S. Treasury 1.25% 2050	675,450	550,368
U.S. Treasury 1.375% 2050[2]	1,257,575	1,057,726
U.S. Treasury 1.625% 2050	991,109	888,080
U.S. Treasury 2.00% 2050	34,561	33,886
U.S. Treasury 1.875% 2051	471,124	448,704
U.S. Treasury 2.375% 2051	497,038	530,412
		27,712,655

U.S. Treasury inflation-protected securities 5.99%
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	212,846	222,420
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	156,682	166,692
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	958,392	1,013,898
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	180,930	195,154
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	109,757	118,054
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	111,951	120,718
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	102,616	110,548
U.S. Treasury Inflation-Protected Security 0.125% 2025[3]	8,386	9,133

4	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury inflation-protected securities (continued)
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	$772,367	$841,025
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	29,250	32,659
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	58,765	64,556
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	40,121	44,287
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	796,773	877,311
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	4,169	6,267
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	224,788	272,457
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	11,380	13,554
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	1,210	1,365
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	271,427	297,535
		4,407,633

Total U.S. Treasury bonds & notes		32,120,288

Corporate bonds, notes & loans 34.04%
Financials 7.24%
ACE INA Holdings, Inc. 2.875% 2022	1,585	1,632
ACE INA Holdings, Inc. 3.35% 2026	100	110
ACE INA Holdings, Inc. 4.35% 2045	1,465	1,854
AerCap Holdings NV 6.50% 2025	4,854	5,697
Allstate Corp. 0.75% 2025	2,089	2,070
Allstate Corp. 1.45% 2030	8,000	7,660
Allstate Corp. 3.85% 2049	9,000	10,731
Ally Financial, Inc. 5.125% 2024	3,863	4,355
Ally Financial, Inc. 5.80% 2025	6,400	7,441
Ally Financial, Inc. 8.00% 2031	23,019	32,416
Ally Financial, Inc. 8.00% 2031	16,630	23,919
American Express Co. 3.00% 2024	20,000	21,461
American International Group, Inc. 2.50% 2025	8,500	8,976
American International Group, Inc. 3.90% 2026	2,625	2,931
American International Group, Inc. 3.40% 2030	11,120	12,205
American International Group, Inc. 4.80% 2045	1,150	1,442
American International Group, Inc. 4.375% 2050	15,640	19,070
Arthur J. Gallagher & Co. 2.50% 2031	13,815	13,966
Arthur J. Gallagher & Co. 3.50% 2051	8,275	8,681
Australia & New Zealand Banking Group, Ltd. 2.625% 2022	15,000	15,322
AXA Equitable Holdings, Inc. 3.90% 2023	3,617	3,826
Banco de Crédito del Perú 3.25% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.45% on 9/30/2026)[4,5]	11,225	11,143
Banco Do Brasil, SA 4.75% 2024[4]	8,600	9,191
Banco Nacional de Comercio Exterior SNC 3.80% 2026 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.00% on 8/11/2021)[4,5]	1,850	1,853
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México 5.375% 2025[4]	7,500	8,519
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[5]	16,965	17,635
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[5]	51,702	52,138
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[5]	57,848	58,324
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[5]	57,555	62,726
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[5]	4,165	4,203
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[5]	80,349	78,186
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[5]	70,216	68,500
Bank of America Corp. 2.651% 2032 (USD-SOFR + 1.22% on 3/11/2031)[5]	56,487	58,064
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[5]	67,807	69,805
Bank of America Corp. 2.676% 2041 (USD-SOFR + 1.93% on 6/19/2040)[5]	6,000	5,832
Bank of America Corp. 3.311% 2042 (USD-SOFR + 1.58% on 4/22/2041)[5]	3,149	3,335
Bank of America Corp. 3.483% 2052 (USD-SOFR + 1.65% on 3/11/2051)[5]	1,477	1,616
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	667	730
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	244	272
Bank of Montreal, junior subordinated, 3.803% 2032 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 1.432% on 12/15/2027)[4,5]	1,950	2,152
Bank of New Zealand 1.00% 2026[4]	45,100	44,539
Bank of Nova Scotia 1.35% 2026	20,503	20,517
Barclays Bank PLC 3.65% 2025	2,000	2,169
Barclays Bank PLC 4.95% 2047	5,000	6,474
Berkshire Hathaway Finance Corp. 4.20% 2048	21,490	26,600
Berkshire Hathaway Finance Corp. 4.25% 2049	3,000	3,734
Berkshire Hathaway, Inc. 3.125% 2026	4,100	4,484

The Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Berkshire Hathaway, Inc. 4.50% 2043	$1,500	$1,915
BNP Paribas 3.80% 2024[4]	30,525	32,761
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[4,5]	5,050	5,315
BNP Paribas 3.375% 2025[4]	32,250	34,617
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[4,5]	27,900	28,774
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[4,5]	22,650	22,392
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2032)[4,5]	80,935	83,175
Capital One Financial Corp. 4.25% 2025	17,500	19,515
Charles Schwab Corp. 5.375% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.971% on 6/1/2025)[5]	3,750	4,154
China CITIC Bank International, Ltd. 4.625% 2029 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.25% on 2/28/2024)[5]	17,500	18,594
China Construction Bank Corp. 2.45% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 6/24/2025)[5]	33,800	34,537
Chubb INA Holdings, Inc. 1.375% 2030	4,000	3,808
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[5]	35,287	37,291
CIT Group, Inc. 5.25% 2025	15,651	17,653
Citigroup, Inc. 2.35% 2021	16,500	16,529
Citigroup, Inc. 2.90% 2021	13,500	13,629
Citigroup, Inc. 2.75% 2022	37,166	37,856
Citigroup, Inc. 4.60% 2026	4,175	4,756
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[5]	16,588	16,536
Citigroup, Inc. 2.572% 2031 (USD-SOFR + 2.107% on 6/3/2030)[5]	20,000	20,581
Citigroup, Inc. 2.561% 2032 (USD-SOFR + 1.167% on 5/1/2031)[5]	25,506	25,982
Commonwealth Bank of Australia 2.688% 2031[4]	26,500	26,520
Commonwealth Bank of Australia 3.61% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/12/2029)[4,5]	17,850	18,915
Commonwealth Bank of Australia 3.305% 2041[4]	20,655	21,062
Cooperatieve Rabobank UA 2.75% 2023	17,000	17,632
Cooperatieve Rabobank UA 2.625% 2024[4]	10,900	11,485
Credit Acceptance Corp. 6.625% 2026	1,488	1,568
Crédit Agricole SA 3.375% 2022[4]	10,250	10,416
Crédit Agricole SA 3.75% 2023[4]	21,000	22,220
Crédit Agricole SA 3.25% 2024[4]	6,200	6,650
Crédit Agricole SA 4.375% 2025[4]	3,500	3,856
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[4,5]	15,750	16,066
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[4,5]	18,625	18,347
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[4,5]	20,250	20,918
Credit Suisse Group AG 3.80% 2023	29,264	31,025
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[4,5]	3,100	3,227
Credit Suisse Group AG 2.95% 2025	7,425	7,955
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[4,5]	14,950	15,315
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[4,5]	30,575	29,977
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[4,5]	8,385	9,242
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[4,5]	60,419	67,961
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[4,5]	37,850	39,078
Danske Bank AS 2.00% 2021[4]	13,010	13,052
Danske Bank AS 2.70% 2022[4]	13,475	13,691
Danske Bank AS 3.875% 2023[4]	15,165	16,149
Deutsche Bank AG 4.25% 2021	850	859
Deutsche Bank AG 3.30% 2022	4,575	4,741
Deutsche Bank AG 5.00% 2022	4,675	4,803
Deutsche Bank AG 3.95% 2023	9,097	9,556
Deutsche Bank AG 0.898% 2024	15,450	15,386
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[5]	89,334	91,781
Deutsche Bank AG 3.70% 2024	15,250	16,353
Deutsche Bank AG 3.70% 2024	4,603	4,947
Deutsche Bank AG 1.447% 2025 (USD-SOFR + 1.131% on 4/1/2024)[5]	30,000	30,191
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[5]	41,050	44,407
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[5]	135,895	137,989
Deutsche Bank AG 4.10% 2026	16,415	18,013
Deutsche Bank AG 4.10% 2026	4,936	5,418
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[5]	27,917	29,749
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[5]	12,975	13,222

6	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[4,5]	$7,450	$7,467
Five Corners Funding Trust II 2.85% 2030[4]	4,300	4,535
GE Capital Funding, LLC 3.45% 2025	1,000	1,089
GE Capital Funding, LLC 4.05% 2027	40,425	45,779
GE Capital Funding, LLC 4.40% 2030	59,580	69,480
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[5]	14,747	15,119
Goldman Sachs Group, Inc. 3.50% 2025	14,230	15,445
Goldman Sachs Group, Inc. 0.855% 2026 (USD-SOFR + 0.609% on 2/12/2025)[5]	5,200	5,165
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[5]	23,967	23,606
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.17%) 1.326% 2026[6]	7,000	7,189
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[5]	81,083	80,955
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[5]	5,000	5,598
Goldman Sachs Group, Inc. 2.60% 2030	16,925	17,574
Goldman Sachs Group, Inc. 3.80% 2030	9,419	10,598
Goldman Sachs Group, Inc. 1.992% 2032 (USD-SOFR + 1.09% on 1/27/2031)[5]	29,458	28,635
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[5]	90,964	92,990
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[5]	23,890	25,026
Groupe BPCE SA 2.75% 2023[4]	8,600	8,916
Groupe BPCE SA 5.70% 2023[4]	27,768	30,757
Groupe BPCE SA 4.625% 2024[4]	20,600	22,663
Groupe BPCE SA 5.15% 2024[4]	28,454	31,716
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[4,5]	38,255	38,451
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[4,5]	6,975	6,851
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[5]	18,500	19,427
HSBC Holdings PLC 1.589% 2027 (3-month USD-LIBOR + 1.29% on 5/24/2026)[5]	10,000	10,027
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[5]	2,340	2,706
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[5]	37,900	42,455
HSBC Holdings PLC 4.95% 2030	3,150	3,805
HSBC Holdings PLC 2.848% 2031 (USD-SOFR + 2.387% on 6/4/2030)[5]	19,844	20,616
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[5]	41,550	42,672
Huarong Finance II Co., Ltd. 5.00% 2025	1,720	1,243
Huarong Finance II Co., Ltd. 5.50% 2025	1,531	1,137
Huarong Finance II Co., Ltd. 4.875% 2026	5,418	3,820
Intercontinental Exchange, Inc. 2.65% 2040	5,700	5,483
Intercontinental Exchange, Inc. 3.00% 2050	9,722	9,600
Intercontinental Exchange, Inc. 3.00% 2060	841	815
Intesa Sanpaolo SpA 3.125% 2022[4]	17,025	17,472
Intesa Sanpaolo SpA 3.375% 2023[4]	42,466	44,231
Intesa Sanpaolo SpA 3.25% 2024[4]	8,260	8,791
Intesa Sanpaolo SpA 5.017% 2024[4]	125,758	136,900
Intesa Sanpaolo SpA 5.71% 2026[4]	24,105	27,283
Intesa Sanpaolo SpA 3.875% 2027[4]	10,275	11,179
Intesa Sanpaolo SpA 3.875% 2028[4]	4,974	5,385
Intesa Sanpaolo SpA 4.00% 2029[4]	3,000	3,295
JPMorgan Chase & Co. 4.023% 2024 (3-month USD-LIBOR + 1.00% on 12/5/2023)[5]	5,000	5,399
JPMorgan Chase & Co. 0.563% 2025 (USD-SOFR + 0.375% on 2/16/2024)[5]	3,925	3,906
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[5]	36,000	36,058
JPMorgan Chase & Co. 2.301% 2025 (USD-SOFR + 1.16% on 10/15/2024)[5]	61,584	64,182
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[5]	31,914	31,525
JPMorgan Chase & Co. 2.005% 2026 (USD-SOFR + 1.585% on 3/13/2025)[5]	22,000	22,723
JPMorgan Chase & Co. 1.04% 2027 (USD-SOFR + 0.695% on 2/4/2026)[5]	114,610	112,788
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[5]	46,669	46,933
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[5]	15,185	15,319
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[5]	20,078	20,621
JPMorgan Chase & Co. 3.109% 2051 (USD-SOFR + 3.109% on 4/22/2051)[5]	9,972	10,307
JPMorgan Chase & Co. 3.328% 2052 (USD-SOFR + 1.58% on 4/22/2051)[5]	17,740	18,969
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[5]	15,035	15,412
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[5]	16,500	17,018
Lloyds Banking Group PLC 4.05% 2023	7,100	7,614
Lloyds Banking Group PLC 3.87% 2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.50% on 7/9/2024)[5]	13,460	14,588
Lloyds Banking Group PLC 4.582% 2025	5,143	5,782

The Bond Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[5]	$13,875	$14,476
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[5]	3,525	3,529
Lloyds Banking Group PLC 4.375% 2028	2,560	2,943
Lloyds Banking Group PLC 4.55% 2028	3,500	4,085
LPL Financial Holdings, Inc. 4.625% 2027[4]	20	21
Marsh & McLennan Companies, Inc. 3.875% 2024	17,120	18,575
Marsh & McLennan Companies, Inc. 4.375% 2029	2,460	2,886
Marsh & McLennan Companies, Inc. 2.25% 2030	3,506	3,555
Marsh & McLennan Companies, Inc. 4.75% 2039	750	961
Marsh & McLennan Companies, Inc. 4.90% 2049	5,250	7,179
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[4,5]	100	140
MetLife, Inc. 3.60% 2025	100	111
MetLife, Inc. 4.55% 2030	3,000	3,600
MetLife, Inc. 4.60% 2046	800	1,033
Metropolitan Life Global Funding I 3.45% 2021[4]	1,500	1,513
Metropolitan Life Global Funding I 2.40% 2022[4]	5,965	6,092
Metropolitan Life Global Funding I 3.375% 2022[4]	3,000	3,050
Metropolitan Life Global Funding I 0.40% 2024[4]	17,648	17,615
Metropolitan Life Global Funding I 3.60% 2024[4]	3,000	3,226
Metropolitan Life Global Funding I 0.95% 2025[4]	5,007	5,004
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,569
Metropolitan Life Global Funding I 3.00% 2027[4]	3,500	3,777
Metropolitan Life Global Funding I 3.05% 2029[4]	5,000	5,412
Metropolitan Life Global Funding I 1.55% 2031[4]	2,284	2,177
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	7,451	7,481
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	16,400
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	10,001
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	4,600	4,874
Mizuho Financial Group, Ltd. 3.549% 2023	17,000	17,890
Morgan Stanley 2.75% 2022	13,054	13,347
Morgan Stanley 3.125% 2023	10,000	10,429
Morgan Stanley 0.529% 2024 (USD-SOFR + 0.455% on 1/25/2023)[5]	20,000	19,994
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[5]	57,500	60,824
Morgan Stanley 0.79% 2025 (USD-SOFR + 0.525% on 5/30/2024)[5]	12,800	12,764
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[5]	70,475	69,406
Morgan Stanley 2.188% 2026 (USD-SOFR + 1.99% on 4/28/2025)[5]	15,000	15,582
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[5]	45,876	46,221
Morgan Stanley 1.794% 2032 (USD-SOFR + 1.034% on 2/13/2031)[5]	29,670	28,534
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[5]	5,104	4,966
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[5]	5,708	6,057
MSCI, Inc. 3.625% 2030[4]	16,200	16,606
National Australia Bank, Ltd. 2.50% 2022	15,500	15,815
National Australia Bank, Ltd. 2.875% 2023	13,200	13,783
National Australia Bank, Ltd. 2.332% 2030[4]	5,000	4,859
Nationwide Building Society 3.766% 2024 (3-month USD-LIBOR + 1.064% on 3/8/2023)[4,5]	5,000	5,253
Nationwide Building Society 4.363% 2024 (3-month USD-LIBOR + 1.392% on 8/1/2023)[4,5]	33,400	35,850
Nationwide Building Society 4.125% 2032 (5-year USD-ICE Swap + 1.849% on 10/18/2027)[4,5]	3,000	3,275
Navient Corp. 5.50% 2023	7,000	7,392
Navient Corp. 5.875% 2024	1,000	1,081
Navient Corp. 6.75% 2025	2,500	2,771
Navient Corp. 5.00% 2027	6,250	6,480
New York Life Global Funding 1.70% 2021[4]	30,500	30,596
New York Life Global Funding 2.25% 2022[4]	10,195	10,409
New York Life Global Funding 0.95% 2025[4]	1,403	1,406
New York Life Global Funding 0.85% 2026[4]	32,280	31,938
New York Life Global Funding 3.00% 2028[4]	2,250	2,450
New York Life Global Funding 1.20% 2030[4]	14,732	13,825
Northwestern Mutual Global Funding 0.80% 2026[4]	19,494	19,212
Nuveen, LLC 4.00% 2028[4]	1,515	1,749
OneMain Holdings, Inc. 7.125% 2026	9,300	10,843

8	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[4,5]	$7,786	$7,807
PNC Bank 3.50% 2023	17,840	18,891
PNC Financial Services Group, Inc. 3.50% 2024	11,700	12,566
PNC Financial Services Group, Inc., Series O, 6.75% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.678% on 8/1/2021)[5]	10,170	10,205
Power Financial Corp., Ltd. 4.50% 2029	5,000	5,368
Power Financial Corp., Ltd. 3.95% 2030	32,000	33,043
Power Financial Corp., Ltd. 3.35% 2031	8,670	8,511
PRICOA Global Funding I 2.45% 2022[4]	3,090	3,172
PRICOA Global Funding I 3.45% 2023[4]	11,825	12,630
Prudential Financial, Inc. 3.905% 2047	850	990
Prudential Financial, Inc. 4.418% 2048	1,000	1,253
Prudential Financial, Inc. 4.35% 2050	5,000	6,284
Prudential Financial, Inc. 3.70% 2051	9,850	11,252
Prudential Financial, Inc., junior subordinated, 5.70% 2048 (3-month USD-LIBOR + 2.665% on 9/15/2028)[5]	3,500	4,113
Rede D’Or Finance SARL 4.50% 2030[4]	7,200	7,401
Royal Bank of Canada 1.20% 2026	72,371	72,357
Royal Bank of Scotland PLC 4.65% 2024 (3-month USD-LIBOR + 1.55% on 6/25/2023)[5]	14,130	15,177
Royal Bank of Scotland PLC 3.073% 2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[5]	7,500	7,920
Royal Bank of Scotland PLC 4.445% 2030 (3-month USD-LIBOR + 1.871% on 5/5/2029)[5]	11,600	13,296
Royal Bank of Scotland PLC 5.076% 2030 (3-month USD-LIBOR + 1.905% on 1/27/2029)[5]	2,650	3,145
Santander Holdings USA, Inc. 3.40% 2023	17,000	17,704
Santander Holdings USA, Inc. 3.50% 2024	13,325	14,262
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	13,547
Starwood Property Trust, Inc. 5.50% 2023[4]	2,295	2,407
Sumitomo Mitsui Banking Corp. 3.102% 2023	28,940	30,172
Svenska Handelsbanken AB 1.875% 2021	8,920	8,948
Synchrony Financial 2.85% 2022	8,750	8,958
Synchrony Financial 4.375% 2024	5,825	6,343
Toronto-Dominion Bank 0.75% 2025	23,900	23,689
Toronto-Dominion Bank 1.20% 2026	15,422	15,452
Travelers Companies, Inc. 4.00% 2047	2,250	2,742
Travelers Companies, Inc. 4.10% 2049	1,500	1,854
Travelers Companies, Inc. 2.55% 2050	3,815	3,693
U.S. Bancorp 2.40% 2024	19,000	20,000
U.S. Bank NA 2.85% 2023	21,000	21,795
U.S. Bank NA 3.40% 2023	13,125	13,915
UBS Group AG 1.364% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[4,5]	20,772	20,642
UBS Group AG 3.126% 2030 (3-month USD-LIBOR + 1.468% on 8/13/2029)[4,5]	2,600	2,790
UniCredit SpA 3.75% 2022[4]	37,450	38,357
UniCredit SpA 6.572% 2022[4]	34,360	35,425
UniCredit SpA 4.625% 2027[4]	17,010	19,109
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[4,5]	29,477	32,585
UniCredit SpA 7.296% 2034 (5-year USD-ICE Swap + 4.914% on 4/2/2029)[4,5]	18,617	22,407
UniCredit SpA 5.459% 2035 (5-year USD-ICE Swap + 4.75% on 6/30/2030)[4,5]	1,115	1,217
United Overseas Bank, Ltd., junior subordinated, 2.00% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.23% on 10/14/2026)[4,5]	16,430	16,457
VEB Finance, Ltd. 6.80% 2025[4]	500	591
Wells Fargo & Company 2.10% 2021	41,300	41,353
Wells Fargo & Company 1.654% 2024 (USD-SOFR + 1.60% on 6/2/2023)[5]	34,456	35,203
Wells Fargo & Company 0.805% 2025 (USD-SOFR + 0.51% on 5/19/2024)[5]	11,299	11,279
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[5]	88,587	92,728
Wells Fargo & Company 3.00% 2026	34,533	37,153
Wells Fargo & Company 3.00% 2026	3,301	3,563
Wells Fargo & Company 3.196% 2027 (3-month USD-LIBOR + 1.17% on 6/17/2026)[5]	38,880	41,986
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[5]	9,049	9,590
Wells Fargo & Company 2.572% 2031 (3-month USD-LIBOR + 1.00% on 2/11/2030)[5]	9,716	10,063

The Bond Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[5]	$10,000	$10,384
Westpac Banking Corp. 4.11% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.00% on 7/24/2029)[5]	11,339	12,474
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[5]	20,125	19,821
Willis North America, Inc. 2.95% 2029	2,130	2,238
Willis North America, Inc. 3.875% 2049	5,850	6,600
		5,320,477

Utilities 4.72%
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[4]	20,500	23,040
AEP Texas, Inc. 3.45% 2051	9,375	9,723
AEP Transmission Co. LLC 3.10% 2026	16,975	18,451
AEP Transmission Co. LLC 3.65% 2050	1,025	1,166
AES Panama Generation Holdings SRL 4.375% 2030[4]	8,565	8,974
Ameren Corp. 2.50% 2024	1,616	1,701
Ameren Corp. 1.75% 2028	17,825	17,655
Ameren Corp. 3.50% 2031	14,272	15,645
American Electric Power Company, Inc. 1.00% 2025	3,075	3,046
American Electric Power Company, Inc. 4.30% 2028	31,133	35,867
American Electric Power Company, Inc. 3.25% 2050	22,050	22,248
Atlantic City Electric Co. 2.30% 2031	10,600	10,742
Berkshire Hathaway Energy Company 2.80% 2023	8,650	8,952
Berkshire Hathaway Energy Company 4.50% 2045	200	247
Calpine Corp. 5.25% 2026[4]	6,902	7,119
Calpine Corp. 4.50% 2028[4]	4,000	4,085
Cemig Geração e Transmissão SA 9.25% 2024	700	808
CenterPoint Energy, Inc. 2.65% 2031	12,275	12,518
CenterPoint Energy, Inc. 3.70% 2049	2,775	2,967
CenterPoint Energy, Inc. 2.90% 2050	1,875	1,908
Cleveland Electric Illuminating Co. 4.55% 2030[4]	2,500	2,892
CMS Energy Corp. 3.875% 2024	5,000	5,364
CMS Energy Corp. 3.00% 2026	4,436	4,752
CMS Energy Corp. 3.45% 2027	3,550	3,927
CMS Energy Corp. 4.875% 2044	100	128
Colbun SA 3.95% 2027[4]	8,215	8,988
Comisión Federal de Electricidad 3.348% 2031[4]	18,263	18,168
Comisión Federal de Electricidad 4.677% 2051[4]	23,419	22,707
Connecticut Light and Power Co. 0.75% 2025	52,290	51,665
Connecticut Light and Power Co. 2.05% 2031	6,175	6,231
Consolidated Edison Company of New York, Inc. 2.40% 2031	29,800	30,392
Consolidated Edison Company of New York, Inc. 3.60% 2061	1,520	1,576
Consumers Energy Co. 0.35% 2023	2,350	2,347
Consumers Energy Co. 3.10% 2050	15,000	15,924
Consumers Energy Co. 3.75% 2050	5,000	5,910
Dominion Resources, Inc. 3.30% 2025	2,113	2,292
Dominion Resources, Inc. 3.375% 2030	11,425	12,453
Dominion Resources, Inc., junior subordinated, 3.071% 2024[5]	17,600	18,672
DPL, Inc. 4.125% 2025	1,040	1,117
DTE Energy Company 2.85% 2026	6,100	6,522
Duke Energy Carolinas, LLC 2.95% 2026	7,925	8,585
Duke Energy Carolinas, LLC 2.45% 2029	32,180	33,549
Duke Energy Carolinas, LLC 2.55% 2031	5,437	5,650
Duke Energy Corp. 0.90% 2025	3,125	3,091
Duke Energy Corp. 3.40% 2029	5,000	5,477
Duke Energy Indiana, Inc. 3.25% 2049	3,875	4,111
Duke Energy Ohio, Inc. 2.125% 2030	8,850	8,898
Duke Energy Progress, LLC 2.50% 2050	10,000	9,260
Edison International 3.125% 2022	13,250	13,653
Edison International 3.55% 2024	32,287	34,356
Edison International 4.95% 2025	8,979	9,950
Edison International 5.75% 2027	34,743	39,577
Edison International 4.125% 2028	52,900	56,346
Emera US Finance LP 0.833% 2024[4]	3,750	3,732
Emera US Finance LP 2.639% 2031[4]	27,050	27,271
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5]	22,801	26,745

10	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Empresas Publicas de Medellin ESP 4.25% 2029[4]	$846	$840
Empresas Publicas de Medellin ESP 4.375% 2031[4]	9,208	9,115
Enel Chile SA 4.875% 2028	3,045	3,520
Enel Finance International SA 4.625% 2025[4]	29,000	32,905
Engie Energia Chile SA 3.40% 2030[4]	7,054	7,251
ENN Clean Energy International Investment, Ltd. 3.375% 2026[4]	8,250	8,420
ENN Energy Holdings, Ltd. 2.625% 2030[4]	24,093	24,084
Entergy Corp. 1.90% 2028	44,227	44,208
Entergy Corp. 1.60% 2030	4,400	4,230
Entergy Corp. 2.40% 2031	33,430	33,404
Entergy Corp. 3.75% 2050	1,250	1,374
Entergy Louisiana, LLC 2.90% 2051	17,647	17,436
Entergy Texas, Inc. 1.75% 2031	13,150	12,625
Eversource Energy 1.65% 2030	10,000	9,583
Eversource Energy 2.55% 2031	10,000	10,280
Exelon Corp. 4.05% 2030	12,425	14,166
Exelon Corp. 4.70% 2050	2,150	2,722
Exelon Corp., junior subordinated, 3.497% 2022[5]	21,000	21,534
FirstEnergy Corp. 3.35% 2022[5]	29,298	29,790
FirstEnergy Corp. 2.05% 2025	5,547	5,594
FirstEnergy Corp. 1.60% 2026	41,522	40,632
FirstEnergy Corp. 4.40% 2027[5]	100,168	109,044
FirstEnergy Corp. 3.50% 2028[4]	9,321	9,980
FirstEnergy Corp. 4.10% 2028[4]	6,025	6,787
FirstEnergy Corp. 2.25% 2030	117,043	112,361
FirstEnergy Corp. 2.65% 2030	60,263	60,113
FirstEnergy Corp. 7.375% 2031	2,703	3,706
FirstEnergy Corp. 3.40% 2050	7,526	7,397
FirstEnergy Corp., Series B, 4.75% 2023[5]	6,250	6,600
FirstEnergy Transmission LLC 2.866% 2028[4]	67,475	69,981
Florida Power & Light Co. 5.95% 2038	4,200	6,097
Georgia Power Co. 3.70% 2050	625	680
Gulf Power Co. 3.30% 2027	12,000	13,159
Interstate Power and Light Co. 3.25% 2024	17,557	18,901
IPALCO Enterprises, Inc. 3.70% 2024	1,725	1,858
Israel Electric Corp., Ltd. 8.10% 2096[4]	6,250	9,156
Jersey Central Power & Light Co. 4.30% 2026[4]	4,480	4,962
Jersey Central Power & Light Co. 2.75% 2032[4]	3,200	3,256
Metropolitan Edison Co. 4.30% 2029[4]	5,000	5,612
Mississippi Power Co. 3.95% 2028	10,100	11,375
Mississippi Power Co. 4.25% 2042	14,426	17,079
Monongahela Power Co. 3.55% 2027[4]	4,800	5,298
NextEra Energy Capital Holdings, Inc. 3.15% 2024	3,760	3,998
NextEra Energy Capital Holdings, Inc. 2.75% 2025	7,055	7,498
NextEra Energy Capital Holdings, Inc. 1.90% 2028	21,925	22,196
NextEra Energy Capital Holdings, Inc. 2.75% 2029	4,511	4,771
NextEra Energy Partners LP 4.25% 2024[4]	4,715	4,981
NextEra Energy Partners LP 3.875% 2026[4]	3,535	3,746
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,524
Northern States Power Co. 2.60% 2051	27,193	25,913
NRG Energy, Inc. 7.25% 2026	8,773	9,117
Oncor Electric Delivery Company LLC 0.55% 2025	8,100	7,919
Pacific Gas and Electric Co. 1.75% 2022	33,900	33,888
Pacific Gas and Electric Co. 1.367% 2023	50,800	50,804
Pacific Gas and Electric Co. 3.25% 2023	5,675	5,867
Pacific Gas and Electric Co. 3.85% 2023	5,409	5,673
Pacific Gas and Electric Co. 3.40% 2024	13,465	14,142
Pacific Gas and Electric Co. 2.95% 2026	71,905	73,647
Pacific Gas and Electric Co. 3.15% 2026	169,356	174,799
Pacific Gas and Electric Co. 2.10% 2027	21,982	21,372
Pacific Gas and Electric Co. 3.30% 2027	54,054	55,621
Pacific Gas and Electric Co. 3.30% 2027	27,368	28,362
Pacific Gas and Electric Co. 3.00% 2028	14,293	14,379
Pacific Gas and Electric Co. 3.75% 2028	30,655	32,155
Pacific Gas and Electric Co. 4.65% 2028	50,018	55,114
Pacific Gas and Electric Co. 4.55% 2030	159,503	170,749
Pacific Gas and Electric Co. 2.50% 2031	86,640	81,328

The Bond Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 3.25% 2031	$12,550	$12,359
Pacific Gas and Electric Co. 3.30% 2040	27,386	24,790
Pacific Gas and Electric Co. 3.75% 2042	38,150	34,875
Pacific Gas and Electric Co. 3.95% 2047	5,105	4,757
Pacific Gas and Electric Co. 3.50% 2050	59,781	53,359
Pacific Gas and Electric Co. 4.95% 2050	5,066	5,219
Peco Energy Co. 2.80% 2050	21,550	21,553
PG&E Corp. 5.00% 2028	5,000	5,062
PG&E Corp. 5.25% 2030	2,450	2,480
Progress Energy, Inc. 7.00% 2031	8,568	11,904
Public Service Company of Colorado 2.50% 2023	1,430	1,467
Public Service Company of Colorado 1.875% 2031	45,575	45,384
Public Service Electric and Gas Co. 0.95% 2026	45,475	45,332
Public Service Electric and Gas Co. 3.20% 2029	5,000	5,496
Public Service Electric and Gas Co. 2.05% 2050	5,000	4,324
Public Service Electric and Gas Co. 3.15% 2050	15,000	16,079
Public Service Enterprise Group, Inc. 2.65% 2022	6,225	6,408
Public Service Enterprise Group, Inc. 3.00% 2027	4,750	5,139
Public Service Enterprise Group, Inc. 1.60% 2030	11,711	11,114
Public Service Enterprise Group, Inc. 3.20% 2049	2,475	2,673
Puget Energy, Inc. 6.00% 2021	4,306	4,347
Puget Energy, Inc. 5.625% 2022	7,536	7,840
San Diego Gas & Electric Co. 1.70% 2030	9,693	9,367
San Diego Gas & Electric Co. 3.32% 2050	4,525	4,802
Southern California Edison Co. (3-month USD-LIBOR + 0.27%) 0.399% 2021[6]	4,650	4,652
Southern California Edison Co. 1.845% 2022	1,811	1,812
Southern California Edison Co. 3.50% 2023	1,560	1,650
Southern California Edison Co. 1.10% 2024	53,794	54,180
Southern California Edison Co. 3.70% 2025	30,000	32,703
Southern California Edison Co. 1.20% 2026	18,996	18,869
Southern California Edison Co. 3.65% 2028	8,852	9,750
Southern California Edison Co. 2.85% 2029	66,864	69,508
Southern California Edison Co. 4.20% 2029	21,825	24,648
Southern California Edison Co. 2.25% 2030	18,494	18,224
Southern California Edison Co. 2.50% 2031	20,657	20,725
Southern California Edison Co. 6.00% 2034	10,119	13,135
Southern California Edison Co. 5.35% 2035	30,475	38,644
Southern California Edison Co. 5.75% 2035	6,666	8,753
Southern California Edison Co. 5.625% 2036	5,649	7,189
Southern California Edison Co. 5.55% 2037	6,866	8,555
Southern California Edison Co. 5.95% 2038	11,255	14,623
Southern California Edison Co. 6.05% 2039	1,960	2,639
Southern California Edison Co. 4.50% 2040	20,920	24,062
Southern California Edison Co. 4.00% 2047	26,794	28,235
Southern California Edison Co. 4.125% 2048	21,086	22,539
Southern California Edison Co. 4.875% 2049	6,255	7,425
Southern California Edison Co. 3.65% 2050	50,043	50,140
Southern California Edison Co. 2.95% 2051	18,343	16,669
Southern California Edison Co. 3.65% 2051	16,388	16,476
Southern California Edison Co., Series C, 3.60% 2045	8,489	8,478
Southern California Gas Company 2.55% 2030	6,775	7,009
Southwestern Electric Power Co. 1.65% 2026	12,675	12,840
State Grid Overseas Investment, Ltd. 3.50% 2027	7,200	7,942
State Grid Overseas Investment, Ltd. 4.25% 2028	700	804
Talen Energy Corp. 7.25% 2027[4]	12,024	11,235
Talen Energy Corp. 6.625% 2028[4]	8,215	7,536
Talen Energy Supply, LLC 7.625% 2028[4]	1,590	1,490
Tampa Electric Co. 2.60% 2022	4,350	4,435
Union Electric Co. 2.15% 2032	19,650	19,727
Virginia Electric and Power Co. 2.875% 2029	4,944	5,325
Virginia Electric and Power Co. 4.00% 2043	1,437	1,693
Virginia Electric and Power Co. 3.30% 2049	2,156	2,335
Virginia Electric and Power Co. 2.45% 2050	22,400	20,685
Vistra Operations Co. LLC 3.55% 2024[4]	8,000	8,452
Vistra Operations Co. LLC 5.00% 2027[4]	1,000	1,028
Wisconsin Power and Light Co. 3.65% 2050	2,675	2,992

12	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Xcel Energy, Inc. 3.35% 2026	$14,219	$15,493
Xcel Energy, Inc. 2.60% 2029	15,000	15,604
Xcel Energy, Inc. 3.50% 2049	3,225	3,495
		3,468,351

Energy 4.47%
Antero Resources Corp. 5.375% 2030[4]	1,735	1,773
Apache Corp. 4.875% 2027	2,368	2,568
Apache Corp. 4.375% 2028	17	18
Apache Corp. 4.25% 2030	9,050	9,560
Apache Corp. 6.00% 2037	6,135	7,054
Apache Corp. 5.10% 2040	4,860	5,097
Apache Corp. 4.75% 2043	22,605	23,552
Apache Corp. 4.25% 2044	8,800	8,633
Apache Corp. 5.35% 2049	20,669	21,782
Boardwalk Pipeline Partners LP 3.375% 2023	1,900	1,962
BP Capital Markets America, Inc. 1.749% 2030	30,294	29,596
BP Capital Markets America, Inc. 2.772% 2050	2,002	1,858
BP Capital Markets PLC 3.41% 2026	8,750	9,578
BP Capital Markets PLC 4.234% 2028	2,500	2,901
BP Capital Markets PLC 3.00% 2050	12,427	12,038
Canadian Natural Resources, Ltd. 3.45% 2021	800	803
Canadian Natural Resources, Ltd. 2.95% 2023	16,235	16,822
Canadian Natural Resources, Ltd. 3.80% 2024	10,500	11,297
Canadian Natural Resources, Ltd. 2.05% 2025	3,547	3,647
Canadian Natural Resources, Ltd. 3.85% 2027	49,083	54,083
Canadian Natural Resources, Ltd. 2.95% 2030	8,752	9,082
Canadian Natural Resources, Ltd. 4.95% 2047	179	223
Cenovus Energy, Inc. 3.80% 2023	3,940	4,159
Cenovus Energy, Inc. 5.375% 2025	59,215	67,784
Cenovus Energy, Inc. 4.25% 2027	47,145	52,727
Cenovus Energy, Inc. 5.25% 2037	9,149	10,966
Cenovus Energy, Inc. 5.40% 2047	56,113	69,586
Cheniere Energy Partners LP 5.625% 2026	29	30
Cheniere Energy Partners LP 4.50% 2029	5,050	5,435
Cheniere Energy, Inc. 5.125% 2027	3,000	3,492
Cheniere Energy, Inc. 4.625% 2028[4]	8,545	9,026
Cheniere Energy, Inc. 3.70% 2029	54,008	59,046
Chesapeake Energy Corp. 5.50% 2026[4]	1,405	1,486
Chesapeake Energy Corp. 5.875% 2029[4]	1,210	1,311
Chevron Corp. 2.498% 2022	9,675	9,804
Chevron Corp. 2.954% 2026	6,340	6,876
Chevron Corp. 1.995% 2027	22,156	22,883
Chevron Corp. 2.236% 2030	23,887	24,635
Chevron USA, Inc. 1.018% 2027	14,904	14,522
CNX Resources Corp. 7.25% 2027[4]	20	21
CNX Resources Corp. 6.00% 2029[4]	1,608	1,741
Columbia Pipeline Partners LP 5.80% 2045	2,635	3,567
ConocoPhillips 4.30% 2028[4]	12,059	14,010
Constellation Oil Services Holding SA 10.00% 2024 (100% PIK)[4,7,8]	3,538	1,008
DCP Midstream Operating LP 4.95% 2022	1,495	1,527
Devon Energy Corp. 5.25% 2024[4]	638	711
Devon Energy Corp. 5.25% 2027[4]	1,624	1,751
Devon Energy Corp. 5.875% 2028[4]	1,347	1,500
Devon Energy Corp. 4.50% 2030[4]	12,331	13,568
Diamondback Energy, Inc. 4.40% 2051	27,081	30,573
DT Midstream, Inc. 4.125% 2029[4]	3,430	3,487
Enbridge Energy Partners LP 5.875% 2025	5,000	5,905
Enbridge Energy Partners LP 7.375% 2045	32,973	51,932
Enbridge, Inc. 4.00% 2023	20,350	21,730
Enbridge, Inc. 3.50% 2024	2,291	2,462
Enbridge, Inc. 2.50% 2033	20,000	20,054
Enbridge, Inc. 3.40% 2051	4,045	4,072
Endeavor Energy Resources LP 6.625% 2025[4]	1,995	2,141
Energy Transfer Operating LP 5.875% 2024	2,043	2,265
Energy Transfer Operating LP 2.90% 2025	23,003	24,220
Energy Transfer Operating LP 5.50% 2027	10,000	11,738

The Bond Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Energy Transfer Operating LP 3.75% 2030	$27,624	$30,034
Energy Transfer Operating LP 5.00% 2050	131,847	152,686
Energy Transfer Partners LP 4.20% 2023	5,725	6,128
Energy Transfer Partners LP 4.50% 2024	2,975	3,241
Energy Transfer Partners LP 4.20% 2027	4,250	4,700
Energy Transfer Partners LP 4.95% 2028	7,500	8,682
Energy Transfer Partners LP 6.125% 2045	19,678	25,124
Energy Transfer Partners LP 5.30% 2047	32,861	38,508
Energy Transfer Partners LP 6.00% 2048	17,891	22,652
Energy Transfer Partners LP 6.25% 2049	24,613	32,353
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[5]	17,000	16,702
Enterprise Products Operating LLC 2.80% 2030	3,768	3,984
Enterprise Products Operating LLC 3.20% 2052	18,487	18,382
EQM Midstream Partners LP 4.75% 2023	2,500	2,613
EQM Midstream Partners LP 6.50% 2027[4]	3,520	3,935
EQM Midstream Partners LP 5.50% 2028	8,300	8,985
EQM Midstream Partners LP 4.50% 2029[4]	5,120	5,216
EQT Corp. 3.00% 2022	23,035	23,553
EQT Corp. 7.625% 2025 (7.375% on 2/1/2025)[5]	5,562	6,495
EQT Corp. 3.90% 2027	11,000	11,797
EQT Corp. 5.00% 2029	1,175	1,312
EQT Corp. 8.50% 2030 (8.25% on 8/1/2021)[5]	15,000	19,564
EQT Corp. 3.625% 2031[4]	1,445	1,510
Equinor ASA 3.625% 2028	8,379	9,426
Equinor ASA 3.125% 2030	22,503	24,524
Equinor ASA 3.25% 2049	5,687	6,059
Exxon Mobil Corp. 2.019% 2024	21,634	22,517
Exxon Mobil Corp. 2.44% 2029	4,098	4,296
Exxon Mobil Corp. 2.61% 2030	36,985	39,014
Exxon Mobil Corp. 2.995% 2039	890	915
Exxon Mobil Corp. 4.227% 2040	2,000	2,391
Exxon Mobil Corp. 3.452% 2051	1,387	1,513
Gazprom OJSC 6.51% 2022[4]	8,350	8,695
Gray Oak Pipeline, LLC 3.45% 2027[4]	8,374	8,816
Harvest Midstream I LP 7.50% 2028[4]	1,988	2,163
Hilcorp Energy I LP 5.75% 2029[4]	2,125	2,218
KazMunayGas National Co. JSC 4.75% 2027	2,560	2,926
Kinder Morgan, Inc. 3.15% 2023	1,280	1,332
Kinder Morgan, Inc. 2.00% 2031	10,000	9,624
Kinder Morgan, Inc. 5.05% 2046	6,575	8,012
Kinder Morgan, Inc. 5.20% 2048	9,524	12,027
Kinder Morgan, Inc. 3.25% 2050	3,345	3,242
Kinder Morgan, Inc. 3.60% 2051	15,962	16,297
Marathon Oil Corp. 3.85% 2025	5,000	5,448
Marathon Oil Corp. 4.40% 2027	5,755	6,525
MPLX LP 3.50% 2022	8,500	8,833
MPLX LP 1.75% 2026	19,782	20,006
MPLX LP 4.80% 2029	4,138	4,860
MPLX LP 2.65% 2030	29,345	29,644
MPLX LP 5.50% 2049	50,790	65,888
Murphy Oil Corp. 6.375% 2028	6,250	6,598
Murphy Oil USA, Inc. 3.75% 2031[4]	1,335	1,321
MV24 Capital BV 6.748% 2034[4]	1,854	2,056
New Fortress Energy, Inc. 6.50% 2026[4]	6,595	6,747
NGL Energy Operating LLC 7.50% 2026[4]	6,055	6,365
Occidental Petroleum Corp. 2.90% 2024	19,625	20,091
Occidental Petroleum Corp. 8.00% 2025	3,930	4,711
Occidental Petroleum Corp. 3.20% 2026	1,105	1,116
Occidental Petroleum Corp. 4.20% 2048	4,250	3,979
Oleoducto Central SA 4.00% 2027[4]	9,840	10,167
Oleoducto Central SA 4.00% 2027	9,063	9,364
ONEOK, Inc. 2.20% 2025	439	452
ONEOK, Inc. 5.85% 2026	34,246	40,526
ONEOK, Inc. 4.00% 2027	5,403	5,981
ONEOK, Inc. 4.55% 2028	11,636	13,285
ONEOK, Inc. 4.35% 2029	3,154	3,563

14	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
ONEOK, Inc. 3.10% 2030		$28,676	$30,011
ONEOK, Inc. 6.35% 2031		30,475	39,447
ONEOK, Inc. 4.95% 2047		947	1,114
ONEOK, Inc. 5.20% 2048		31,420	38,565
ONEOK, Inc. 4.45% 2049		11,094	12,287
ONEOK, Inc. 4.50% 2050		7,802	8,709
ONEOK, Inc. 7.15% 2051		14,588	21,496
Petrobras Global Finance Co. 8.75% 2026		2,600	3,345
Petrobras Global Finance Co. 6.90% 2049		19,000	22,676
Petrobras Global Finance Co. 6.75% 2050		2,190	2,564
Petróleos Mexicanos (3-month USD-LIBOR + 3.65%) 3.775% 2022[6]		7,000	7,066
Petróleos Mexicanos 4.875% 2022		11,394	11,619
Petróleos Mexicanos 5.375% 2022		11,135	11,434
Petróleos Mexicanos 3.50% 2023		600	613
Petróleos Mexicanos 4.625% 2023		5,840	6,101
Petróleos Mexicanos 4.875% 2024		1,881	1,976
Petróleos Mexicanos 6.875% 2025[4]		66,015	73,161
Petróleos Mexicanos 6.875% 2025		9,946	11,023
Petróleos Mexicanos 4.50% 2026		9,922	10,057
Petróleos Mexicanos 6.875% 2026		110,761	121,189
Petróleos Mexicanos 7.47% 2026	MXN	70,000	3,154
Petróleos Mexicanos 6.49% 2027		$26,080	27,580
Petróleos Mexicanos 6.50% 2027		75,432	79,713
Petróleos Mexicanos 5.35% 2028		2,745	2,703
Petróleos Mexicanos 6.84% 2030		15,877	16,381
Petróleos Mexicanos 5.95% 2031		8,338	8,111
Petróleos Mexicanos 7.69% 2050		23,125	22,287
Pioneer Natural Resources Company 1.125% 2026		1,055	1,045
Pioneer Natural Resources Company 1.90% 2030		6,988	6,739
Pioneer Natural Resources Company 2.15% 2031		2,020	1,982
Plains All American Pipeline LP 3.80% 2030		7,941	8,508
PTT Exploration and Production PCL 2.587% 2027[4]		7,780	8,079
Qatar Petroleum 1.375% 2026[4]		57,910	57,855
Qatar Petroleum 2.25% 2031[4]		55,350	54,762
Qatar Petroleum 3.125% 2041[4]		38,385	38,243
Qatar Petroleum 3.30% 2051[4]		9,455	9,455
Rattler Midstream Partners LP 5.625% 2025[4]		4,317	4,544
SA Global Sukuk, Ltd. 0.946% 2024[4]		48,525	48,516
SA Global Sukuk, Ltd. 1.602% 2026[4]		100,090	100,126
SA Global Sukuk, Ltd. 2.694% 2031[4]		39,625	40,166
Sabine Pass Liquefaction, LLC 6.25% 2022		4,700	4,822
Sabine Pass Liquefaction, LLC 5.625% 2023[5]		14,000	15,046
Sabine Pass Liquefaction, LLC 5.75% 2024		13,100	14,708
Sabine Pass Liquefaction, LLC 5.625% 2025		21,015	24,036
Sabine Pass Liquefaction, LLC 5.875% 2026		33,750	39,973
Sabine Pass Liquefaction, LLC 4.50% 2030		34,678	40,061
Saudi Arabian Oil Co. 2.875% 2024[4]		8,448	8,903
Saudi Arabian Oil Co. 1.625% 2025[4]		2,980	3,013
Saudi Arabian Oil Co. 3.50% 2029[4]		4,835	5,246
Saudi Arabian Oil Co. 4.375% 2049[4]		1,325	1,530
Shell International Finance BV 3.50% 2023		7,500	8,012
Shell International Finance BV 2.00% 2024		3,250	3,379
Shell International Finance BV 3.875% 2028		4,680	5,376
Shell International Finance BV 2.375% 2029		19,511	20,274
Shell International Finance BV 2.75% 2030		8,050	8,588
Shell International Finance BV 3.125% 2049		3,490	3,616
Shell International Finance BV 3.25% 2050		7,401	7,886
Sinopec Group Overseas Development (2018), Ltd. 1.45% 2026[4]		10,500	10,519
Sinopec Group Overseas Development (2018), Ltd. 2.30% 2031[4]		11,940	11,918
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[4]		27,125	26,281
Southwestern Energy Co. 7.50% 2026		4,000	4,240
Southwestern Energy Co. 8.375% 2028		1,300	1,471
Suncor Energy, Inc. 3.75% 2051		12,490	13,536
Sunoco Logistics Operating Partners LP 4.00% 2027		15,000	16,513
Sunoco Logistics Operating Partners LP 5.40% 2047		37,806	44,899
Sunoco LP 6.00% 2027		4,210	4,417
Sunoco LP 4.50% 2029[4]		3,215	3,281

The Bond Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Tallgrass Energy Partners LP 7.50% 2025[4]	$1,370	$1,505
Targa Resources Partners LP 5.875% 2026	7,180	7,561
Targa Resources Partners LP 6.875% 2029	6,000	6,772
Targa Resources Partners LP 5.50% 2030	8,660	9,535
Targa Resources Partners LP 4.875% 2031[4]	2,190	2,374
Total Capital International 3.455% 2029	10,040	11,191
Total Capital International 2.829% 2030	7,860	8,449
Total Capital International 3.461% 2049	2,600	2,832
Total Capital International 3.127% 2050	6,238	6,337
TransCanada PipeLines, Ltd. 4.10% 2030	40,803	46,927
TransCanada PipeLines, Ltd. 5.10% 2049	15,500	20,377
Transportadora de Gas Peru SA 4.25% 2028[4]	2,535	2,723
Western Gas Partners LP 5.30% 2048	2,000	2,138
Western Midstream Operating LP 4.35% 2025[5]	8,964	9,483
Western Midstream Operating LP 5.30% 2030[5]	6,606	7,418
Western Midstream Operating LP 6.50% 2050[5]	15,036	17,451
Williams Companies, Inc. 2.60% 2031	23,510	23,833
Williams Companies, Inc. 3.50% 2030	33,385	36,489
Williams Partners LP 3.90% 2025	1,391	1,522
Williams Partners LP 6.30% 2040	2,938	4,033
Williams Partners LP 5.10% 2045	3,001	3,748
		3,288,011

Consumer discretionary 3.65%
Allied Universal Holdco LLC 4.625% 2028[4]	2,105	2,112
Amazon.com, Inc. 2.40% 2023	10,603	10,961
Amazon.com, Inc. 3.80% 2024	10,033	11,036
Amazon.com, Inc. 1.20% 2027	4,519	4,508
Amazon.com, Inc. 1.65% 2028	43,100	43,495
Amazon.com, Inc. 1.50% 2030	37,712	36,897
Amazon.com, Inc. 2.10% 2031	50,819	51,707
Amazon.com, Inc. 3.875% 2037	550	657
Amazon.com, Inc. 2.875% 2041	14,907	15,399
Amazon.com, Inc. 2.50% 2050	12,280	11,630
Amazon.com, Inc. 3.10% 2051	59,000	62,056
Amazon.com, Inc. 2.70% 2060	10,560	10,145
Amazon.com, Inc. 3.25% 2061	26,000	27,447
American Honda Finance Corp. 1.65% 2021	9,565	9,569
American Honda Finance Corp. 2.60% 2022	106	109
American Honda Finance Corp. 0.875% 2023	50,000	50,475
American Honda Finance Corp. 0.55% 2024	14,780	14,738
American Honda Finance Corp. 1.00% 2025	3,000	2,999
American Honda Finance Corp. 1.20% 2025	14,987	15,103
American Honda Finance Corp. 2.00% 2028	5,425	5,570
American Honda Finance Corp. 1.80% 2031	6,380	6,309
Atlas LuxCo 4 SARL 4.625% 2028[4]	1,610	1,618
Bayerische Motoren Werke AG 1.85% 2021[4]	1,500	1,503
Bayerische Motoren Werke AG 2.95% 2022[4]	5,000	5,109
Bayerische Motoren Werke AG 3.45% 2023[4]	16,128	16,948
Bayerische Motoren Werke AG 3.80% 2023[4]	1,985	2,101
Bayerische Motoren Werke AG 3.15% 2024[4]	7,767	8,287
Bayerische Motoren Werke AG 3.90% 2025[4]	21,240	23,432
Bayerische Motoren Werke AG 2.55% 2031[4]	16,442	17,049
BMW Finance NV 2.25% 2022[4]	7,500	7,662
Carnival Corp. 11.50% 2023[4]	26,515	29,874
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	11,925	11,927
DaimlerChrysler North America Holding Corp. 2.55% 2022[4]	12,750	13,053
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	18,000	18,377
DaimlerChrysler North America Holding Corp. 0.75% 2024[4]	34,000	34,083
DaimlerChrysler North America Holding Corp. 2.70% 2024[4]	7,500	7,901
DaimlerChrysler North America Holding Corp. 3.65% 2024[4]	9,710	10,423
DaimlerChrysler North America Holding Corp. 1.45% 2026[4]	34,550	34,724
DaimlerChrysler North America Holding Corp. 2.45% 2031[4]	13,750	14,111
Expedia Group, Inc. 6.25% 2025[4]	2,734	3,182
Ford Motor Co. 8.50% 2023	14,000	15,641
Ford Motor Co. 4.75% 2043	3,500	3,723
Ford Motor Credit Company LLC 3.813% 2021	30,785	31,054

16	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC 5.875% 2021	$9,265	$9,324
Ford Motor Credit Company LLC 3.219% 2022	300	304
Ford Motor Credit Company LLC 3.339% 2022	945	962
Ford Motor Credit Company LLC 3.087% 2023	1,510	1,542
Ford Motor Credit Company LLC 3.096% 2023	2,405	2,456
Ford Motor Credit Company LLC 4.375% 2023	1,125	1,189
Ford Motor Credit Company LLC 3.664% 2024	5,301	5,572
Ford Motor Credit Company LLC 3.81% 2024	8,710	9,126
Ford Motor Credit Company LLC 4.134% 2025	400	428
Ford Motor Credit Company LLC 5.125% 2025	22,650	24,972
Ford Motor Credit Company LLC 4.542% 2026	18,000	19,626
Ford Motor Credit Company LLC 3.815% 2027	3,010	3,139
Ford Motor Credit Company LLC 4.125% 2027	19,805	21,036
Ford Motor Credit Company LLC 4.271% 2027	41,650	44,682
Ford Motor Credit Company LLC 2.90% 2028	3,400	3,388
General Motors Company 5.40% 2023	4,478	4,934
General Motors Company 4.35% 2025	21,138	23,374
General Motors Company 6.125% 2025	41,044	48,617
General Motors Company 4.20% 2027	3,437	3,837
General Motors Company 6.80% 2027	18,998	23,944
General Motors Company 6.75% 2046	1,000	1,445
General Motors Financial Co. 3.15% 2022	100	102
General Motors Financial Co. 3.45% 2022	14,955	15,232
General Motors Financial Co. 3.45% 2022	550	558
General Motors Financial Co. 3.55% 2022	1,850	1,910
General Motors Financial Co. 1.70% 2023	42,000	42,880
General Motors Financial Co. 3.25% 2023	47,908	49,732
General Motors Financial Co. 3.70% 2023	15,627	16,412
General Motors Financial Co. 4.15% 2023	14,010	14,885
General Motors Financial Co. 5.20% 2023	30,547	32,901
General Motors Financial Co. 1.05% 2024	5,900	5,936
General Motors Financial Co. 3.50% 2024	12,465	13,385
General Motors Financial Co. 3.95% 2024	15,500	16,685
General Motors Financial Co. 5.10% 2024	18,546	20,425
General Motors Financial Co. 2.75% 2025	15,040	15,843
General Motors Financial Co. 2.90% 2025	8,162	8,645
General Motors Financial Co. 4.00% 2025	2,039	2,222
General Motors Financial Co. 4.30% 2025	558	617
General Motors Financial Co. 1.25% 2026	14,800	14,709
General Motors Financial Co. 1.50% 2026	37,500	37,300
General Motors Financial Co. 4.00% 2026	2,000	2,209
General Motors Financial Co. 5.25% 2026	8,267	9,553
General Motors Financial Co. 2.70% 2027	16,172	16,824
General Motors Financial Co. 4.35% 2027	5,627	6,332
General Motors Financial Co. 2.40% 2028	14,850	15,086
General Motors Financial Co. 3.60% 2030	1,735	1,880
General Motors Financial Co. 2.35% 2031	30,100	29,729
General Motors Financial Co. 2.70% 2031	23,400	23,534
Hanesbrands, Inc. 4.625% 2024[4]	5,000	5,306
Home Depot, Inc. 3.90% 2028	831	969
Home Depot, Inc. 2.95% 2029	42,205	46,135
Home Depot, Inc. 2.70% 2030	25,000	26,761
Home Depot, Inc. 1.375% 2031	21,165	20,287
Home Depot, Inc. 3.125% 2049	5	5
Home Depot, Inc. 2.375% 2051	3,340	3,096
Hyundai Capital America 3.75% 2021[4]	21,500	21,512
Hyundai Capital America 2.85% 2022[4]	7,412	7,624
Hyundai Capital America 3.10% 2022[4]	13,890	14,157
Hyundai Capital America 3.25% 2022[4]	24,685	25,444
Hyundai Capital America 3.95% 2022[4]	15,000	15,300
Hyundai Capital America 1.25% 2023[4]	22,052	22,268
Hyundai Capital America 2.375% 2023[4]	21,815	22,401
Hyundai Capital America 5.75% 2023[4]	10,000	10,872
Hyundai Capital America 0.875% 2024[4]	17,000	16,930
Hyundai Capital America 1.80% 2025[4]	55,906	56,793
Hyundai Capital America 2.65% 2025[4]	28,554	29,917
Hyundai Capital America 5.875% 2025[4]	10,000	11,560

The Bond Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Hyundai Capital America 1.30% 2026[4]	$17,000	$16,821
Hyundai Capital America 1.50% 2026[4]	16,325	16,216
Hyundai Capital America 2.375% 2027[4]	11,397	11,669
Hyundai Capital America 3.00% 2027[4]	22,768	24,145
Hyundai Capital America 1.80% 2028[4]	17,000	16,877
Hyundai Capital America 2.00% 2028[4]	36,000	35,753
Hyundai Capital Services, Inc. 1.25% 2026[4]	6,570	6,473
International Game Technology PLC 6.50% 2025[4]	1,060	1,190
International Game Technology PLC 4.125% 2026[4]	2,115	2,205
International Game Technology PLC 6.25% 2027[4]	3,500	4,001
International Game Technology PLC 5.25% 2029[4]	6,940	7,453
KB Home 6.875% 2027	5,000	5,968
Lennar Corp. 4.50% 2024	3,015	3,301
Limited Brands, Inc. 6.875% 2035	4,500	5,704
Limited Brands, Inc. 6.75% 2036	4,800	6,022
Lowe’s Companies, Inc. 1.30% 2028	684	668
Lowe’s Companies, Inc. 1.70% 2030	5,216	5,005
Lowe’s Companies, Inc. 2.625% 2031	2,250	2,327
Lowe’s Companies, Inc. 4.05% 2047	2,427	2,802
Lowe’s Companies, Inc. 3.00% 2050	5,431	5,364
Lowe’s Companies, Inc. 5.125% 2050	867	1,169
M.D.C. Holdings, Inc. 6.00% 2043	7,475	9,643
Marriott International, Inc. 5.75% 2025	11,351	13,109
Marriott International, Inc. 3.125% 2026	1,235	1,313
Marriott International, Inc. 2.85% 2031	16,535	16,807
McDonald’s Corp. 2.125% 2030	8,994	9,101
McDonald’s Corp. 4.45% 2048	1,750	2,182
McDonald’s Corp. 3.625% 2049	6,857	7,613
McDonald’s Corp. 4.20% 2050	5,396	6,523
Meituan Dianping 2.125% 2025[4]	5,041	5,005
Meituan Dianping 3.05% 2030[4]	17,000	16,838
Meituan Dianping 3.05% 2030	15,000	14,857
Melco International Development, Ltd. 4.875% 2025[4]	300	307
Melco International Development, Ltd. 5.75% 2028[4]	3,990	4,219
Melco International Development, Ltd. 5.375% 2029[4]	885	936
MGM Growth Properties LLC 5.625% 2024	3,885	4,212
MGM Growth Properties LLC 3.875% 2029[4]	2,835	2,887
MGM Resorts International 6.75% 2025	3,000	3,217
Morongo Band of Mission Indians 7.00% 2039[4]	11,225	14,799
NIKE, Inc. 2.40% 2025	8,656	9,161
NIKE, Inc. 3.25% 2040	5,469	6,014
NIKE, Inc. 3.375% 2050	4,272	4,821
Nissan Motor Co., Ltd. 2.60% 2022[4]	44,825	45,769
Nissan Motor Co., Ltd. 3.043% 2023[4]	8,756	9,136
Nissan Motor Co., Ltd. 3.522% 2025[4]	48,235	51,541
Nissan Motor Co., Ltd. 2.00% 2026[4]	33,000	33,237
Nissan Motor Co., Ltd. 4.345% 2027[4]	32,162	35,382
Nissan Motor Co., Ltd. 2.75% 2028[4]	30,775	31,086
Nissan Motor Co., Ltd. 4.81% 2030[4]	24,600	27,799
President & Fellows of Harvard College 2.517% 2050	5,500	5,520
S.A.C.I. Falabella 3.75% 2027[4]	8,295	8,884
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	200	207
Sands China, Ltd. 4.60% 2023	7,441	7,927
Sands China, Ltd. 3.80% 2026	2,330	2,497
Sands China, Ltd. 5.40% 2028	43,750	50,846
Sands China, Ltd. 4.375% 2030	6,500	7,052
Starbucks Corp. 3.10% 2023	15,237	15,897
Starbucks Corp. 3.80% 2025	14,000	15,502
Taylor Morrison Home Corp. 5.75% 2028[4]	3,500	3,963
Toyota Motor Corp. 0.681% 2024	6,731	6,745
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,984
Toyota Motor Credit Corp. 0.50% 2023	6,377	6,391
Toyota Motor Credit Corp. 1.35% 2023	19,170	19,562
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,494
Toyota Motor Credit Corp. 0.45% 2024	2,530	2,523
Toyota Motor Credit Corp. 0.80% 2025	23,287	23,094
Toyota Motor Credit Corp. 3.00% 2025	8,710	9,357

18	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Toyota Motor Credit Corp. 1.15% 2027	$6,086	$6,013
Toyota Motor Credit Corp. 3.20% 2027	2,330	2,559
Toyota Motor Credit Corp. 1.90% 2028	13,370	13,630
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,845
Toyota Motor Credit Corp. 3.375% 2030	15,094	16,937
VICI Properties LP 4.25% 2026[4]	5,700	5,936
VICI Properties LP 4.625% 2029[4]	715	761
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[4]	2,175	2,225
Volkswagen Group of America Finance, LLC 2.90% 2022[4]	27,250	27,833
Volkswagen Group of America Finance, LLC 3.125% 2023[4]	21,938	22,921
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	3,000	3,244
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	22,214	23,481
Volkswagen Group of America Finance, LLC 1.25% 2025[4]	16,205	16,119
Volkswagen Group of America Finance, LLC 3.35% 2025[4]	21,089	22,768
Volkswagen Group of America Finance, LLC 4.625% 2025[4]	514	586
Volkswagen Group of America Finance, LLC 1.625% 2027[4]	6,950	6,873
Wynn Macau, Ltd. 5.125% 2029[4]	1,200	1,239
Wynn Resorts, Ltd. 7.75% 2025[4]	4,380	4,730
Wynn Resorts, Ltd. 5.125% 2029[4]	2,500	2,644
		2,684,900

Health care 3.63%
Abbott Laboratories 3.40% 2023	6,827	7,288
Abbott Laboratories 3.75% 2026	1,025	1,158
Abbott Laboratories 4.75% 2036	200	258
AbbVie, Inc. 3.45% 2022	16,500	16,779
AbbVie, Inc. 2.60% 2024	30,200	31,857
AbbVie, Inc. 2.95% 2026	23,018	24,759
AbbVie, Inc. 3.20% 2029	31,831	34,597
AmerisourceBergen Corp. 2.70% 2031	42,338	43,466
Amgen, Inc. 2.45% 2030	25,000	25,797
Amgen, Inc. 3.375% 2050	4,705	4,977
Anthem, Inc. 2.95% 2022	11,000	11,376
Anthem, Inc. 2.375% 2025	1,534	1,607
AstraZeneca Finance LLC 1.75% 2028	8,826	8,832
AstraZeneca Finance LLC 2.25% 2031	4,993	5,076
AstraZeneca PLC 2.375% 2022	14,650	14,930
AstraZeneca PLC 3.50% 2023	15,207	16,160
AstraZeneca PLC 3.375% 2025	25,790	28,244
AstraZeneca PLC 0.70% 2026	6,589	6,420
AstraZeneca PLC 4.00% 2029	2,027	2,331
AstraZeneca PLC 1.375% 2030	10,000	9,471
AstraZeneca PLC 3.00% 2051	8,879	9,199
Avantor Funding, Inc. 4.625% 2028[4]	6,320	6,680
Bausch Health Companies, Inc. 4.875% 2028[4]	5,125	5,252
Bayer US Finance II LLC 3.875% 2023[4]	14,400	15,428
Bayer US Finance II LLC 4.25% 2025[4]	32,819	36,603
Bayer US Finance II LLC 4.375% 2028[4]	31,900	36,582
Bayer US Finance II LLC 4.875% 2048[4]	4,276	5,379
Becton, Dickinson and Company 2.894% 2022	19,449	19,879
Becton, Dickinson and Company 3.363% 2024	41,795	44,794
Becton, Dickinson and Company 3.734% 2024	5,000	5,448
Becton, Dickinson and Company 3.70% 2027	44,593	49,577
Becton, Dickinson and Company 2.823% 2030	6,943	7,278
Becton, Dickinson and Company 3.794% 2050	2,548	2,862
Boston Scientific Corp. 3.375% 2022	3,118	3,202
Boston Scientific Corp. 3.45% 2024	2,000	2,136
Boston Scientific Corp. 3.75% 2026	14,087	15,634
Boston Scientific Corp. 2.65% 2030	42,491	43,990
Boston Scientific Corp. 4.70% 2049	1,031	1,322
Bristol-Myers Squibb Company 2.90% 2024	9,095	9,705
Bristol-Myers Squibb Company 0.75% 2025	14,900	14,777
Bristol-Myers Squibb Company 3.20% 2026	11,838	13,003
Bristol-Myers Squibb Company 3.40% 2029	7,107	7,973
Bristol-Myers Squibb Company 1.45% 2030	20,772	20,074
Centene Corp. 5.375% 2026[4]	10,415	10,897
Centene Corp. 5.375% 2026[4]	3,175	3,322

The Bond Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Centene Corp. 4.25% 2027	$58,085	$61,280
Centene Corp. 2.45% 2028	79,460	80,632
Centene Corp. 4.625% 2029	42,335	46,612
Centene Corp. 3.00% 2030	23,055	23,713
Centene Corp. 3.375% 2030	45,137	47,244
Centene Corp. 2.50% 2031	74,200	73,272
Charles River Laboratories International, Inc. 3.75% 2029[4]	4,335	4,401
Cigna Corp. 3.75% 2023	3,270	3,483
Cigna Corp. 4.375% 2028	17,961	20,905
Cigna Corp. 2.40% 2030	7,976	8,144
Cigna Corp. 2.375% 2031	62,553	63,489
Cigna Corp. 4.80% 2038	2,020	2,519
CVS Health Corp. 1.30% 2027	10,000	9,816
CVS Health Corp. 4.30% 2028	3,547	4,078
CVS Health Corp. 1.75% 2030	10,000	9,653
CVS Health Corp. 3.75% 2030	6,000	6,723
CVS Health Corp. 1.875% 2031	20,000	19,416
CVS Health Corp. 5.05% 2048	1,707	2,221
CVS Health Corp. 4.25% 2050	8,451	10,038
Elanco Animal Health, Inc. 5.272% 2023	4,700	5,068
Eli Lilly and Company 2.35% 2022	3,816	3,890
Eli Lilly and Company 2.75% 2025	250	268
Eli Lilly and Company 3.375% 2029	14,815	16,657
EMD Finance LLC 2.95% 2022[4]	9,600	9,741
EMD Finance LLC 3.25% 2025[4]	32,370	34,786
GlaxoSmithKline PLC 2.875% 2022	6,417	6,560
GlaxoSmithKline PLC 3.375% 2023	41,545	43,910
GlaxoSmithKline PLC 3.00% 2024	14,515	15,475
GlaxoSmithKline PLC 3.625% 2025	26,180	28,923
GlaxoSmithKline PLC 3.875% 2028	6,823	7,835
GlaxoSmithKline PLC 3.375% 2029	4,605	5,121
HCA, Inc. 5.875% 2023	3,750	4,080
HCA, Inc. 5.875% 2026	4,700	5,443
HCA, Inc. 4.125% 2029	2,825	3,183
HCA, Inc. 5.875% 2029	7,130	8,631
HCA, Inc. 3.50% 2030	5,225	5,570
HCA, Inc. 5.25% 2049	8,300	10,600
IMS Health Holdings, Inc. 5.00% 2026[4]	5,750	5,967
Johnson & Johnson 2.25% 2022	12,240	12,391
Johnson & Johnson 1.30% 2030	10,771	10,453
Johnson & Johnson 2.10% 2040	8,620	8,200
Kaiser Foundation Hospitals 2.81% 2041	5,555	5,678
Laboratory Corporation of America Holdings 1.55% 2026	7,500	7,536
Laboratory Corporation of America Holdings 2.70% 2031	5,051	5,153
Laboratory Corporation of America Holdings 4.70% 2045	1,310	1,575
Medtronic, Inc. 3.50% 2025	626	688
Merck & Co., Inc. 2.90% 2024	4,864	5,170
Merck & Co., Inc. 2.75% 2025	36,590	39,013
Merck & Co., Inc. 1.45% 2030	23,060	22,473
Molina Healthcare, Inc. 5.375% 2022	6,890	7,230
Molina Healthcare, Inc. 4.375% 2028[4]	2,125	2,220
Molina Healthcare, Inc. 3.875% 2030[4]	2,665	2,779
Novartis Capital Corp. 1.75% 2025	10,827	11,161
Novartis Capital Corp. 2.00% 2027	11,893	12,372
Novartis Capital Corp. 2.20% 2030	32,089	33,167
Pfizer, Inc. 2.80% 2022	3,707	3,775
Pfizer, Inc. 3.20% 2023	32,648	34,519
Pfizer, Inc. 2.95% 2024	7,674	8,166
Pfizer, Inc. 2.75% 2026	21,057	22,813
Pfizer, Inc. 1.70% 2030	29,483	29,408
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2023 (100% PIK)[6,8,9,10,11]	4,968	4,968
Shire PLC 2.875% 2023	8,790	9,203
Shire PLC 3.20% 2026	29,641	32,206
STERIS Irish FinCo Unlimited Co. 3.75% 2051	3,485	3,708
Summa Health 3.511% 2051	1,655	1,752
Syneos Health, Inc. 3.625% 2029[4]	2,315	2,295

20	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Takeda Pharmaceutical Company, Ltd. 4.40% 2023	$31,550	$34,260
Takeda Pharmaceutical Company, Ltd. 5.00% 2028	7,500	9,037
Tenet Healthcare Corp. 4.625% 2024	10,300	10,476
Tenet Healthcare Corp. 4.875% 2026[4]	5,535	5,748
Tenet Healthcare Corp. 5.125% 2027[4]	4,565	4,793
Teva Pharmaceutical Finance Co. BV 2.20% 2021	3,886	3,885
Teva Pharmaceutical Finance Co. BV 3.65% 2021	3,000	3,011
Teva Pharmaceutical Finance Co. BV 2.95% 2022	6,800	6,855
Teva Pharmaceutical Finance Co. BV 2.80% 2023	232,598	232,072
Teva Pharmaceutical Finance Co. BV 6.00% 2024	92,316	98,125
Teva Pharmaceutical Finance Co. BV 7.125% 2025	66,000	72,852
Teva Pharmaceutical Finance Co. BV 3.15% 2026	95,825	91,273
Teva Pharmaceutical Finance Co. BV 6.75% 2028	86,779	95,262
Teva Pharmaceutical Finance Co. BV 4.10% 2046	116,226	101,988
Thermo Fisher Scientific, Inc. 4.497% 2030	9,987	11,902
UnitedHealth Group, Inc. 3.35% 2022	200	206
UnitedHealth Group, Inc. 2.375% 2024	7,903	8,319
UnitedHealth Group, Inc. 3.50% 2024	6,860	7,391
UnitedHealth Group, Inc. 3.70% 2025	15,430	17,211
UnitedHealth Group, Inc. 3.75% 2025	5,900	6,551
UnitedHealth Group, Inc. 2.875% 2029	7,309	7,892
UnitedHealth Group, Inc. 2.00% 2030	10,000	10,089
UnitedHealth Group, Inc. 2.30% 2031	9,989	10,237
UnitedHealth Group, Inc. 3.05% 2041	8,000	8,388
UnitedHealth Group, Inc. 4.45% 2048	2,015	2,579
UnitedHealth Group, Inc. 3.70% 2049	6,795	7,797
UnitedHealth Group, Inc. 2.90% 2050	10,000	10,119
UnitedHealth Group, Inc. 3.25% 2051	11,679	12,483
Valeant Pharmaceuticals International, Inc. 5.50% 2025[4]	10,000	10,273
WellPoint, Inc. 3.50% 2024	9,349	10,074
Zimmer Holdings, Inc. 3.15% 2022	14,296	14,525
		2,671,471

Industrials 2.63%
ADT Corp. 3.50% 2022	13,100	13,362
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	7,812	7,724
Air Lease Corp. 2.875% 2026	28,382	29,844
American Airlines, Inc. 5.50% 2026[4]	11,235	11,909
Autoridad del Canal de Panama 4.95% 2035[4]	5,500	6,734
Autoridad del Canal de Panama 4.95% 2035	1,025	1,255
Avolon Holdings Funding, Ltd. 3.625% 2022[4]	27,802	28,448
Avolon Holdings Funding, Ltd. 3.95% 2024[4]	35,726	38,121
Avolon Holdings Funding, Ltd. 2.125% 2026[4]	35,436	35,319
Avolon Holdings Funding, Ltd. 4.25% 2026[4]	9,306	10,093
Avolon Holdings Funding, Ltd. 4.375% 2026[4]	3,500	3,808
Avolon Holdings Funding, Ltd. 3.25% 2027[4]	16,000	16,519
Avolon Holdings Funding, Ltd. 2.75% 2028[4]	20,000	19,801
Boeing Company 4.508% 2023	52,124	55,586
Boeing Company 1.95% 2024	19,911	20,400
Boeing Company 2.80% 2024	4,441	4,636
Boeing Company 4.875% 2025	86,701	97,191
Boeing Company 2.196% 2026	76,425	77,168
Boeing Company 2.75% 2026	99,584	104,092
Boeing Company 3.10% 2026	18,239	19,299
Boeing Company 2.70% 2027	4,854	5,022
Boeing Company 5.04% 2027	69,507	80,239
Boeing Company 3.25% 2028	104,518	110,921
Boeing Company 3.25% 2028	10,176	10,696
Boeing Company 5.15% 2030	89,287	105,814
Boeing Company 3.625% 2031	17,795	19,158
Boeing Company 3.60% 2034	6,790	7,171
Boeing Company 3.90% 2049	8,665	9,157
Boeing Company 5.805% 2050	9,365	12,632
Boeing Company 5.93% 2060	2,000	2,767
Bohai Financial Investment Holding Co., Ltd. 5.25% 2022[4]	3,242	3,393
Burlington Northern Santa Fe LLC 3.30% 2051	51,226	56,061
Burlington Northern Santa Fe LLC 3.05% 2051	17,105	17,893

The Bond Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
BWX Technologies, Inc. 4.125% 2028[4]	$1,675	$1,711
Canadian National Railway Company 3.20% 2046	1,220	1,266
Carrier Global Corp. 2.242% 2025	11,566	12,033
Carrier Global Corp. 2.493% 2027	6,000	6,285
Carrier Global Corp. 2.722% 2030	15,767	16,360
Carrier Global Corp. 3.377% 2040	17,500	18,386
Carrier Global Corp. 3.577% 2050	3,000	3,189
Clean Harbors, Inc. 4.875% 2027[4]	1,100	1,156
Clean Harbors, Inc. 5.125% 2029[4]	10,000	10,910
CoreCivic, Inc. 8.25% 2026	6,090	6,327
CSX Corp. 3.80% 2028	2,460	2,776
CSX Corp. 4.25% 2029	4,277	4,975
CSX Corp. 2.40% 2030	17,855	18,375
CSX Corp. 2.50% 2051	10,200	9,289
Delta Air Lines, Inc. 7.00% 2025[4]	2,750	3,211
Dianjian Haiyu, Ltd. 3.50% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.773% on 6/14/2022)[5]	4,148	4,200
Dianjian International Finance, Ltd. 4.60% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.933% on 3/13/2023)[5]	14,000	14,455
Dun & Bradstreet Corp. 6.875% 2026[4]	6,055	6,439
ENA Master Trust 4.00% 2048[4]	8,154	8,215
General Dynamics Corp. 3.375% 2023	6,645	7,010
General Dynamics Corp. 3.50% 2025	8,025	8,803
General Dynamics Corp. 1.15% 2026	6,600	6,630
General Dynamics Corp. 3.75% 2028	4,895	5,562
General Dynamics Corp. 3.625% 2030	670	758
General Dynamics Corp. 2.25% 2031	7,064	7,255
General Electric Capital Corp. 3.373% 2025	32,950	35,969
General Electric Capital Corp. 4.418% 2035	22,567	27,086
General Electric Co. 3.45% 2027	26,413	29,051
General Electric Co. 3.625% 2030	50,527	56,393
Herc Holdings, Inc. 5.50% 2027[4]	1,600	1,689
Honeywell International, Inc. 2.30% 2024	3,387	3,557
Honeywell International, Inc. 1.35% 2025	165	168
Honeywell International, Inc. 2.70% 2029	8,333	8,956
Honeywell International, Inc. 1.95% 2030	22,750	23,149
Honeywell International, Inc. 2.80% 2050	400	412
Icahn Enterprises Finance Corp. 4.75% 2024	2,500	2,616
Icahn Enterprises Finance Corp. 6.25% 2026	5,200	5,526
L3Harris Technologies, Inc. 1.80% 2031	3,725	3,621
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[4]	2,653	3,101
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	565	660
Lima Metro Line 2 Finance, Ltd. 4.35% 2036	2,420	2,511
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[4]	945	981
Masco Corp. 1.50% 2028	8,810	8,608
Masco Corp. 2.00% 2031	14,724	14,392
Masco Corp. 3.125% 2051	612	610
Masonite International Corp. 5.75% 2026[4]	3,500	3,634
Mexico City Airport Trust 4.25% 2026	200	218
Mexico City Airport Trust 3.875% 2028	11,400	11,929
Mexico City Airport Trust 3.875% 2028[4]	690	722
Mexico City Airport Trust 5.50% 2046	4,093	4,144
Mexico City Airport Trust 5.50% 2047	15,685	15,921
Mexico City Airport Trust 5.50% 2047[4]	4,796	4,868
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[4]	2,300	2,432
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[4]	4,650	5,073
Norfolk Southern Corp. 3.05% 2050	1,314	1,316
Northrop Grumman Corp. 2.93% 2025	25,040	26,708
Northrop Grumman Corp. 3.25% 2028	7,425	8,118
Northrop Grumman Corp. 5.25% 2050	1,922	2,704
Otis Worldwide Corp. 2.056% 2025	28,882	30,023
Otis Worldwide Corp. 2.293% 2027	4,500	4,665
Otis Worldwide Corp. 2.565% 2030	4,900	5,079
Otis Worldwide Corp. 3.362% 2050	1,500	1,582
Pitney Bowes, Inc. 6.875% 2027[4]	6,000	6,356
Prime Security Services Borrower, LLC 5.25% 2024[4]	2,500	2,682
Prime Security Services Borrower, LLC 5.75% 2026[4]	2,000	2,215

22	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Prime Security Services Borrower, LLC 3.375% 2027[4]		$3,100	$3,011
Raytheon Technologies Corp. 2.80% 2022		9,010	9,154
Raytheon Technologies Corp. 3.20% 2024		10,105	10,753
Raytheon Technologies Corp. 2.25% 2030		3,750	3,814
Republic Services, Inc. 2.50% 2024		7,000	7,351
Rolls-Royce PLC 5.75% 2027[4]		1,935	2,134
Roper Technologies, Inc. 1.00% 2025		2,000	1,993
Roper Technologies, Inc. 1.40% 2027		4,250	4,184
Roper Technologies, Inc. 1.75% 2031		5,000	4,810
Rutas 2 and 7 Finance, Ltd. 0% 2036[4]		1,795	1,304
Siemens AG 1.70% 2021[4]		13,500	13,543
Siemens AG 2.70% 2022[4]		28,620	29,138
Siemens AG 2.90% 2022[4]		10,000	10,242
Siemens AG 1.20% 2026[4]		24,978	25,007
Stericycle, Inc. 5.375% 2024[4]		5,000	5,154
TransDigm, Inc. 6.25% 2026[4]		656	693
Triton Container International, Ltd. 1.15% 2024[4]		9,938	9,921
Triton Container International, Ltd. 3.15% 2031[4]		15,346	15,449
Union Pacific Corp. 3.15% 2024		5,705	6,090
Union Pacific Corp. 2.15% 2027		4,740	4,928
Union Pacific Corp. 2.40% 2030		9,549	9,878
Union Pacific Corp. 2.375% 2031		33,779	34,540
Union Pacific Corp. 2.891% 2036[4]		14,705	15,300
Union Pacific Corp. 4.30% 2049		4,550	5,569
Union Pacific Corp. 3.25% 2050		18,198	19,233
Union Pacific Corp. 3.95% 2059		11,880	13,910
United Airlines Holdings, Inc. 6.50% 2027[4]		10,440	11,507
United Rentals, Inc. 5.875% 2026		2,353	2,441
United Technologies Corp. 3.65% 2023		437	464
United Technologies Corp. 3.95% 2025		17,415	19,376
United Technologies Corp. 3.125% 2027		1,000	1,088
United Technologies Corp. 4.125% 2028		6,320	7,277
United Technologies Corp. 4.50% 2042		1,625	2,026
Vinci SA 3.75% 2029[4]		10,456	11,818
WESCO Distribution, Inc. 7.125% 2025[4]		2,165	2,342
WESCO Distribution, Inc. 7.25% 2028[4]		4,355	4,857
XPO Logistics, Inc. 6.75% 2024[4]		1,500	1,560
XPO Logistics, Inc. 6.25% 2025[4]		5,000	5,325
			1,934,438

Communication services 2.20%
Alphabet, Inc. 1.10% 2030		9,030	8,572
América Móvil, SAB de CV, 8.46% 2036	MXN	27,000	1,364
AT&T, Inc. 0.90% 2024		$36,000	36,082
AT&T, Inc. 1.70% 2026		54,000	54,580
AT&T, Inc. 2.30% 2027		12,975	13,431
AT&T, Inc. 1.65% 2028		13,275	13,185
AT&T, Inc. 2.75% 2031		83,090	86,457
AT&T, Inc. 2.25% 2032		48,190	47,349
AT&T, Inc. 2.55% 2033[4]		29,151	28,910
AT&T, Inc. 3.50% 2053[4]		29,614	29,797
Axiata SPV2 Bhd. 2.163% 2030		4,883	4,820
Cablevision Systems Corp. 5.375% 2028[4]		4,850	5,137
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[4]		3,815	3,953
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[4]		12,250	12,862
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[4]		10,700	11,710
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[4]		18,675	19,468
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[4]		9,665	10,233
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031		26,986	27,620
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032		25,960	24,991
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032		2,225	2,313
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045		6,850	9,450
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2049		18,943	22,601
CCO Holdings LLC and CCO Holdings Capital Corp. 4.80% 2050		5,000	5,753
CCO Holdings LLC and CCO Holdings Capital Corp. 3.70% 2051		7,800	7,733
CenturyLink, Inc. 4.00% 2027[4]		66,645	68,061
Comcast Corp. 3.10% 2025		8,700	9,406

The Bond Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Comcast Corp. 3.95% 2025		$5,250	$5,886
Comcast Corp. 2.65% 2030		60,290	63,521
Comcast Corp. 1.95% 2031		14,746	14,551
Comcast Corp. 3.25% 2039		2,120	2,258
Comcast Corp. 3.75% 2040		8,930	10,082
Comcast Corp. 2.80% 2051		22,600	21,783
Comcast Corp. 2.45% 2052		5,000	4,527
Diamond Sports Group LLC 5.375% 2026[4]		3,500	2,271
Digicel Group, Ltd. 8.75% 2024[4]		371	387
Digicel Group, Ltd. 13.00% 2025 (53.85% PIK)[4,8]		203	205
Digicel Group, Ltd. 8.00% 2026[4]		148	145
Embarq Corp. 7.995% 2036		7,850	8,909
Fox Corp. 4.03% 2024		4,090	4,432
Fox Corp. 3.05% 2025		1,962	2,103
Grupo Televisa, SAB 7.25% 2043	MXN	25,290	947
iHeartCommunications, Inc. 6.375% 2026		$8,475	9,032
Level 3 Communications, Inc. 5.25% 2026		5,015	5,182
Level 3 Communications, Inc. 3.875% 2029[4]		6,900	7,399
Level 3 Financing, Inc. 3.75% 2029[4]		3,053	2,973
Netflix, Inc. 4.875% 2028		6,000	6,983
Netflix, Inc. 5.875% 2028		8,425	10,352
Netflix, Inc. 4.875% 2030[4]		13,262	15,811
Quebecor Media, Inc. 5.75% 2023		3,600	3,857
SBA Tower Trust 1.631% 2026[4]		61,789	61,869
Scripps Escrow II, Inc. 3.875% 2029[4]		1,307	1,299
Sinclair Television Group, Inc. 4.125% 2030[4]		3,625	3,566
Sirius XM Radio, Inc. 3.875% 2022[4]		2,500	2,508
Sirius XM Radio, Inc. 4.625% 2024[4]		2,500	2,572
Sirius XM Radio, Inc. 4.00% 2028[4]		4,050	4,177
SoftBank Group Corp. 3.36% 2023[4]		1,434	1,443
Sprint Corp. 7.25% 2021		8,613	8,758
Sprint Corp. 7.875% 2023		6,163	7,009
Sprint Corp. 7.125% 2024		10,010	11,562
TEGNA, Inc. 5.00% 2029		8,500	8,918
Tencent Holdings, Ltd. 3.28% 2024[4]		15,000	15,985
Tencent Holdings, Ltd. 3.595% 2028		50,500	55,365
Tencent Holdings, Ltd. 3.975% 2029		36,234	40,461
Tencent Holdings, Ltd. 2.39% 2030[4]		30,000	29,924
Tencent Holdings, Ltd. 2.39% 2030		27,766	27,696
Tencent Holdings, Ltd. 3.24% 2050[4]		14,870	14,597
Tencent Holdings, Ltd. 3.29% 2060[4]		10,000	9,788
Tencent Music Entertainment Group 2.00% 2030		2,575	2,485
T-Mobile US, Inc. 3.50% 2025		6,550	7,117
T-Mobile US, Inc. 1.50% 2026		4,900	4,951
T-Mobile US, Inc. 2.625% 2026		7,675	7,867
T-Mobile US, Inc. 3.75% 2027		20,800	23,034
T-Mobile US, Inc. 2.05% 2028		2,500	2,545
T-Mobile US, Inc. 4.75% 2028		9,066	9,723
T-Mobile US, Inc. 3.375% 2029[4]		8,000	8,275
T-Mobile US, Inc. 3.875% 2030		10,818	12,130
T-Mobile US, Inc. 2.55% 2031		16,052	16,277
T-Mobile US, Inc. 3.50% 2031		25,000	25,895
T-Mobile US, Inc. 3.00% 2041		7,490	7,416
T-Mobile US, Inc. 4.50% 2050		23,125	27,565
T-Mobile USA, Inc. 3.30% 2051		13,130	13,125
Verizon Communications, Inc. 0.85% 2025		11,200	11,083
Verizon Communications, Inc. 1.45% 2026		8,700	8,778
Verizon Communications, Inc. 2.10% 2028		4,800	4,904
Verizon Communications, Inc. 4.329% 2028		14,820	17,254
Verizon Communications, Inc. 3.875% 2029		2,071	2,368
Verizon Communications, Inc. 4.016% 2029		5,000	5,737
Verizon Communications, Inc. 1.68% 2030		38,817	37,119
Verizon Communications, Inc. 1.75% 2031		38,919	37,325
Verizon Communications, Inc. 2.55% 2031		10,477	10,717
Verizon Communications, Inc. 2.65% 2040		8,750	8,436
Verizon Communications, Inc. 3.40% 2041		60,325	63,892
Verizon Communications, Inc. 3.85% 2042		855	973

24	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Verizon Communications, Inc. 2.875% 2050	$31,274	$29,783
Verizon Communications, Inc. 3.55% 2051	11,805	12,630
Verizon Communications, Inc. 3.70% 2061	8,373	8,982
Videotron, Ltd. 5.375% 2024[4]	3,100	3,404
Virgin Media O2 4.25% 2031[4]	5,475	5,386
Virgin Media Secured Finance PLC 5.50% 2029[4]	5,000	5,381
Vodafone Group PLC 5.25% 2048	6,992	9,230
Vodafone Group PLC 4.25% 2050	17,875	20,916
Walt Disney Company 2.65% 2031	45,963	48,289
Walt Disney Company 4.70% 2050	10,000	13,359
Walt Disney Company 3.60% 2051	2,231	2,536
Ziggo Bond Finance BV 5.50% 2027[4]	5,450	5,676
Ziggo Bond Finance BV 4.875% 2030[4]	500	513
		1,620,007

Consumer staples 2.00%
7-Eleven, Inc. 0.95% 2026[4]	14,861	14,602
7-Eleven, Inc. 1.30% 2028[4]	18,485	17,869
7-Eleven, Inc. 1.80% 2031[4]	98,105	93,907
7-Eleven, Inc. 2.80% 2051[4]	3,005	2,809
Albertsons Companies, Inc. 3.50% 2023[4]	3,575	3,681
Altria Group, Inc. 2.35% 2025	785	821
Altria Group, Inc. 4.40% 2026	8,325	9,424
Altria Group, Inc. 4.80% 2029	9,905	11,491
Altria Group, Inc. 3.40% 2030	3,247	3,428
Altria Group, Inc. 2.45% 2032	6,000	5,809
Altria Group, Inc. 5.80% 2039	900	1,113
Altria Group, Inc. 4.50% 2043	100	108
Altria Group, Inc. 5.375% 2044	2,433	2,897
Altria Group, Inc. 5.95% 2049	49,821	63,863
Altria Group, Inc. 4.45% 2050	13,107	14,007
Altria Group, Inc. 3.70% 2051	18,322	17,410
Anheuser-Busch Co. / InBev Worldwide 4.90% 2046	33,000	41,843
Anheuser-Busch InBev NV 4.00% 2028	2,000	2,279
Anheuser-Busch InBev NV 4.75% 2029	36,001	42,924
Anheuser-Busch InBev NV 3.50% 2030	2,455	2,733
Anheuser-Busch InBev NV 4.90% 2031	3,000	3,695
Anheuser-Busch InBev NV 5.45% 2039	10,000	13,216
Anheuser-Busch InBev NV 4.60% 2048	9,275	11,345
Anheuser-Busch InBev NV 5.55% 2049	4,979	6,854
Anheuser-Busch InBev NV 4.50% 2050	13,998	17,064
British American Tobacco International Finance PLC 3.95% 2025[4]	20,022	21,882
British American Tobacco International Finance PLC 1.668% 2026	17,162	17,166
British American Tobacco PLC 3.222% 2024	51,000	54,198
British American Tobacco PLC 3.215% 2026	8,750	9,292
British American Tobacco PLC 3.557% 2027	57,320	61,415
British American Tobacco PLC 4.70% 2027	911	1,030
British American Tobacco PLC 2.259% 2028	30,961	30,762
British American Tobacco PLC 4.906% 2030	17,738	20,398
British American Tobacco PLC 2.726% 2031	23,635	23,358
British American Tobacco PLC 4.39% 2037	50,000	53,993
British American Tobacco PLC 4.54% 2047	38,726	41,259
British American Tobacco PLC 4.758% 2049	49,691	53,963
British American Tobacco PLC 3.984% 2050	15,837	15,451
British American Tobacco PLC 5.282% 2050	9,163	10,661
Central Garden & Pet Co. 4.125% 2030	1,325	1,358
Coca-Cola Company 1.00% 2028	2,785	2,702
Coca-Cola Company 1.375% 2031	3,424	3,277
Coca-Cola Company 2.50% 2051	1,634	1,543
Coca-Cola FEMSA, SAB de CV, 1.85% 2032	5,500	5,322
Conagra Brands, Inc. 4.30% 2024	22,146	24,305
Conagra Brands, Inc. 4.60% 2025	11,307	12,896
Conagra Brands, Inc. 1.375% 2027	7,200	7,031
Conagra Brands, Inc. 5.30% 2038	780	994
Conagra Brands, Inc. 5.40% 2048	14,298	19,221
Constellation Brands, Inc. 2.65% 2022	14,125	14,527
Constellation Brands, Inc. 2.70% 2022	1,995	2,032

The Bond Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Constellation Brands, Inc. 3.20% 2023	$10,638	$11,091
Constellation Brands, Inc. 4.25% 2023	8,588	9,163
Constellation Brands, Inc. 3.70% 2026	3,350	3,728
Constellation Brands, Inc. 3.60% 2028	1,650	1,829
Constellation Brands, Inc. 3.15% 2029	13,210	14,187
Constellation Brands, Inc. 2.875% 2030	26,447	27,763
Constellation Brands, Inc. 4.10% 2048	1,000	1,158
Costco Wholesale Corp. 2.30% 2022	3,507	3,566
Darling Ingredients, Inc. 5.25% 2027[4]	6,000	6,318
Imperial Tobacco Finance PLC 3.50% 2023[4]	3,173	3,282
InRetail Consumer 3.25% 2028[4]	5,400	5,348
JBS Investments GMBH II 7.00% 2026[4]	1,932	2,053
JBS Investments GMBH II 7.00% 2026	835	887
JBS Luxembourg SARL 3.625% 2032[4]	7,500	7,505
Keurig Dr Pepper, Inc. 4.057% 2023	15,660	16,700
Keurig Dr Pepper, Inc. 4.417% 2025	10,993	12,339
Keurig Dr Pepper, Inc. 4.597% 2028	17,199	20,215
Keurig Dr Pepper, Inc. 3.20% 2030	13,597	14,718
Keurig Dr Pepper, Inc. 4.985% 2038	10,000	12,772
Keurig Dr Pepper, Inc. 5.085% 2048	14,925	19,739
Kimberly-Clark Corp. 1.05% 2027	1,820	1,781
Kimberly-Clark Corp. 3.10% 2030	921	1,019
Kimberly-Clark de México, SAB de CV, 2.431% 2031[4]	2,510	2,493
Kraft Heinz Company 3.00% 2026	2,599	2,769
Kraft Heinz Company 4.25% 2031	1,634	1,858
Kraft Heinz Company 4.375% 2046	14,000	15,890
Kraft Heinz Company 4.875% 2049	3,570	4,343
Lamb Weston Holdings, Inc. 4.625% 2024[4]	2,500	2,594
Molson Coors Brewing Co. 2.10% 2021	6,190	6,194
Molson Coors Brewing Co. 4.20% 2046	5,000	5,584
Nestlé Holdings, Inc. 0.625% 2026[4]	15,343	15,073
Nestlé Holdings, Inc. 1.00% 2027[4]	9,795	9,569
PepsiCo, Inc. 1.40% 2031	21,490	20,781
PepsiCo, Inc. 3.625% 2050	25,720	30,163
Philip Morris International, Inc. 2.50% 2022	16,500	16,947
Philip Morris International, Inc. 2.875% 2024	11,985	12,739
Philip Morris International, Inc. 1.50% 2025	1,286	1,312
Philip Morris International, Inc. 0.875% 2026	4,170	4,119
Philip Morris International, Inc. 3.375% 2029	13,550	15,007
Philip Morris International, Inc. 1.75% 2030	13,517	13,074
Philip Morris International, Inc. 2.10% 2030	3,718	3,706
Philip Morris International, Inc. 4.125% 2043	3,680	4,237
Philip Morris International, Inc. 4.875% 2043	8,500	10,648
Philip Morris International, Inc. 4.25% 2044	1,774	2,072
Procter & Gamble Company 0.55% 2025	21,759	21,521
Procter & Gamble Company 1.00% 2026	2,380	2,399
Procter & Gamble Company 1.20% 2030	4,005	3,823
Procter & Gamble Company 3.00% 2030	1,183	1,306
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	17,570	17,844
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	4,185	4,306
Reckitt Benckiser Group PLC 2.375% 2022[4]	10,935	11,147
Reckitt Benckiser Treasury Services PLC 2.75% 2024[4]	4,305	4,548
Reynolds American, Inc. 4.45% 2025	7,158	7,933
Reynolds American, Inc. 4.75% 2042	2,500	2,670
Reynolds American, Inc. 5.85% 2045	10,195	12,503
Spectrum Brands, Inc. 5.75% 2025	2,750	2,821
Wal-Mart Stores, Inc. 2.35% 2022	4,000	4,118
Wal-Mart Stores, Inc. 2.85% 2024	32,435	34,628
Wal-Mart Stores, Inc. 3.05% 2026	16,766	18,366
Wal-Mart Stores, Inc. 3.70% 2028	5,711	6,505
		1,469,999

Information technology 1.96%
Adobe, Inc. 1.90% 2025	2,842	2,955
Adobe, Inc. 2.15% 2027	9,246	9,685
Adobe, Inc. 2.30% 2030	9,734	10,148
Apple, Inc. 0.55% 2025	9,225	9,132

26	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Apple, Inc. 1.125% 2025	$12,963	$13,121
Apple, Inc. 1.20% 2028	13,500	13,318
Apple, Inc. 1.25% 2030	12,750	12,253
Apple, Inc. 1.65% 2031	20,000	19,708
Apple, Inc. 2.375% 2041	4,625	4,493
Apple, Inc. 2.40% 2050	20,380	19,149
Apple, Inc. 2.65% 2050	529	521
Apple, Inc. 2.65% 2051	53,995	52,896
Apple, Inc. 2.55% 2060	5,750	5,380
Apple, Inc. 2.80% 2061	3,200	3,126
Black Knight, Inc. 3.625% 2028[4]	3,200	3,188
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.875% 2027	15,538	17,178
Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.50% 2028	37,989	41,701
Broadcom, Inc. 3.15% 2025	3,490	3,743
Broadcom, Inc. 4.75% 2029	29,975	34,900
Broadcom, Inc. 4.15% 2030	36,500	40,972
Broadcom, Inc. 5.00% 2030	650	768
Broadcom, Inc. 2.45% 2031[4]	23,000	22,620
Broadcom, Inc. 4.30% 2032	19,000	21,659
Broadcom, Inc. 3.419% 2033[4]	6,938	7,294
Broadcom, Inc. 3.469% 2034[4]	193,899	205,296
Broadcom, Inc. 3.50% 2041[4]	11,842	12,130
Broadcom, Inc. 3.75% 2051[4]	7,205	7,533
Broadcom, Ltd. 2.65% 2023	16,500	17,051
CDW Corp. 4.125% 2025	5,275	5,520
Fidelity National Information Services, Inc. 1.15% 2026	71,262	70,736
Fidelity National Information Services, Inc. 1.65% 2028	7,759	7,723
Fidelity National Information Services, Inc. 2.25% 2031	31,298	31,277
Fidelity National Information Services, Inc. 3.10% 2041	1,129	1,159
Fiserv, Inc. 2.75% 2024	19,000	20,051
Fiserv, Inc. 2.25% 2027	13,826	14,351
Fiserv, Inc. 3.50% 2029	23,998	26,430
Fiserv, Inc. 2.65% 2030	21,821	22,616
Fiserv, Inc. 4.40% 2049	13,825	16,708
Fortinet, Inc. 2.20% 2031	5,609	5,602
Gartner, Inc. 4.50% 2028[4]	1,850	1,956
Global Payments, Inc. 1.20% 2026	6,120	6,067
Global Payments, Inc. 2.90% 2030	22,952	23,943
Imola Merger Corp. 4.75% 2029[4]	2,500	2,575
Intuit, Inc. 0.65% 2023	5,105	5,134
Intuit, Inc. 0.95% 2025	6,070	6,089
Intuit, Inc. 1.35% 2027	2,990	2,987
Intuit, Inc. 1.65% 2030	1,430	1,407
Microsoft Corp. 3.125% 2025	11,040	12,051
Microsoft Corp. 2.525% 2050	14,910	14,683
NCR Corp. 5.75% 2027[4]	2,500	2,650
NCR Corp. 6.125% 2029[4]	1,730	1,888
NCR Corp. 5.25% 2030[4]	7,250	7,531
Open Text Corp. 3.875% 2028[4]	6,500	6,603
Oracle Corp. 1.90% 2021	12,250	12,274
Oracle Corp. 2.50% 2025	11,500	12,086
Oracle Corp. 1.65% 2026	25,637	26,000
Oracle Corp. 2.30% 2028	11,742	12,054
Oracle Corp. 2.875% 2031	71,118	74,027
Oracle Corp. 3.60% 2050	55,665	57,252
Oracle Corp. 3.95% 2051	14,403	15,740
PayPal Holdings, Inc. 2.40% 2024	43,150	45,475
PayPal Holdings, Inc. 2.65% 2026	12,234	13,152
PayPal Holdings, Inc. 2.85% 2029	12,955	13,989
PayPal Holdings, Inc. 2.30% 2030	14,574	15,096
PayPal Holdings, Inc. 3.25% 2050	5,009	5,461
salesforce.com, inc. 1.95% 2031	21,200	21,251
salesforce.com, inc. 2.70% 2041	4,875	4,914
salesforce.com, inc. 2.90% 2051	46,700	47,389
salesforce.com, inc. 3.05% 2061	7,460	7,602
ServiceNow, Inc. 1.40% 2030	72,310	67,927
SK hynix, Inc. 1.50% 2026[4]	19,275	19,034

The Bond Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
SK hynix, Inc. 2.375% 2031[4]	$9,830	$9,592
Square, Inc. 3.50% 2031[4]	5,025	5,075
Unisys Corp. 6.875% 2027[4]	1,700	1,860
VeriSign, Inc. 2.70% 2031	13,062	13,286
Visa, Inc. 2.00% 2050	2,623	2,321
Xerox Corp. 5.50% 2028[4]	6,000	6,242
		1,438,754

Materials 0.78%
Air Products and Chemicals, Inc. 1.50% 2025	2,464	2,525
Air Products and Chemicals, Inc. 1.85% 2027	802	824
Air Products and Chemicals, Inc. 2.05% 2030	768	784
Air Products and Chemicals, Inc. 2.70% 2040	11,472	11,660
Air Products and Chemicals, Inc. 2.80% 2050	4,295	4,309
Alpek, SAB de CV, 3.25% 2031[4]	5,000	5,077
Anglo American Capital PLC 2.25% 2028[4]	4,816	4,875
Anglo American Capital PLC 5.625% 2030[4]	9,300	11,396
Anglo American Capital PLC 2.875% 2031[4]	3,600	3,686
Anglo American Capital PLC 3.95% 2050[4]	4,980	5,418
ArcelorMittal 7.25% 2039[5]	3,250	4,596
ArcelorMittal 7.00% 2041[5]	2,780	3,866
Ardagh Packaging Finance 5.25% 2025[4]	3,640	3,831
Ardagh Packaging Finance 4.125% 2026[4]	2,500	2,585
Ball Corp. 4.00% 2023	6,000	6,364
Berry Global Escrow Corp. 4.875% 2026[4]	9,875	10,462
Braskem Idesa SAPI 7.45% 2029[4]	1,540	1,637
Braskem SA 4.50% 2030[4]	5,125	5,353
Braskem SA 4.50% 2030	1,350	1,410
Braskem SA 5.875% 2050[4]	4,000	4,394
BWAY Parent Co., Inc. 5.50% 2024[4]	6,500	6,573
Chevron Phillips Chemical Co. LLC 3.30% 2023[4]	6,630	6,965
Cleveland-Cliffs, Inc. 9.875% 2025[4]	5,271	6,184
Cleveland-Cliffs, Inc. 6.75% 2026[4]	12,035	12,998
Corp Nacional Del Cobre De Chile 3.75% 2031[4]	8,000	8,735
Crown Holdings, Inc. 4.50% 2023	2,500	2,622
Crown Holdings, Inc. 4.25% 2026	4,000	4,301
Dow Chemical Co. 3.625% 2026	14,418	15,964
Dow Chemical Co. 4.80% 2028	4,000	4,794
Dow Chemical Co. 2.10% 2030	13,250	13,099
Dow Chemical Co. 4.625% 2044	1,100	1,354
Dow Chemical Co. 5.55% 2048	8,600	12,103
Dow Chemical Co. 4.80% 2049	8,152	10,499
Dow Chemical Co. 3.60% 2050	13,575	14,695
Ecolab, Inc. 2.125% 2050	4,000	3,575
Freeport-McMoRan, Inc. 3.875% 2023	9,000	9,396
Freeport-McMoRan, Inc. 4.125% 2028	4,000	4,180
Freeport-McMoRan, Inc. 4.25% 2030	40	43
Freeport-McMoRan, Inc. 5.40% 2034	1,450	1,753
Freeport-McMoRan, Inc. 5.45% 2043	2,566	3,140
Fresnillo PLC 4.25% 2050[4]	9,516	9,691
GC Treasury Center Co., Ltd. 2.98% 2031[4]	3,680	3,767
Glencore Funding LLC 4.125% 2024[4]	25,850	27,884
Glencore Funding LLC 1.625% 2026[4]	5,468	5,490
Glencore Funding LLC 2.85% 2031[4]	3,800	3,868
Glencore Funding LLC 3.875% 2051[4]	1,900	1,994
Graphic Packaging International, Inc. 3.50% 2028[4]	8,000	8,089
Huntsman International LLC 2.95% 2031	5,635	5,723
Industrias Peñoles, SAB de CV, 4.75% 2050[4]	6,090	6,577
International Flavors & Fragrances, Inc. 1.23% 2025[4]	5,000	4,976
International Flavors & Fragrances, Inc. 1.832% 2027[4]	7,772	7,757
International Flavors & Fragrances, Inc. 2.30% 2030[4]	33,420	33,273
International Flavors & Fragrances, Inc. 3.268% 2040[4]	4,500	4,625
International Flavors & Fragrances, Inc. 3.468% 2050[4]	9,360	9,747
LYB International Finance III, LLC 1.25% 2025	4,029	4,023
LYB International Finance III, LLC 2.875% 2025	4,000	4,250
LYB International Finance III, LLC 2.25% 2030	24,085	24,086
LYB International Finance III, LLC 3.375% 2030	2,000	2,171

28	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
LYB International Finance III, LLC 3.375% 2040	$4,250	$4,412
LYB International Finance III, LLC 4.20% 2049	1,740	1,984
LYB International Finance III, LLC 4.20% 2050	4,500	5,193
LYB International Finance III, LLC 3.625% 2051	5,503	5,824
LYB International Finance III, LLC 3.80% 2060	2,971	3,149
Methanex Corp. 5.125% 2027	9,900	10,706
Methanex Corp. 5.25% 2029	1,125	1,214
Methanex Corp. 5.65% 2044	1,000	1,037
Newcrest Finance Pty, Ltd. 3.25% 2030[4]	5,229	5,626
Newcrest Finance Pty, Ltd. 4.20% 2050[4]	2,514	2,887
Nova Chemicals Corp. 4.875% 2024[4]	2,000	2,112
Nova Chemicals Corp. 5.25% 2027[4]	7,500	8,093
Nova Chemicals Corp. 4.25% 2029[4]	3,035	3,069
Nutrien, Ltd. 4.20% 2029	500	575
Nutrien, Ltd. 5.00% 2049	3,850	5,085
OCI NV 5.25% 2024[4]	3,100	3,202
Olin Corp. 9.50% 2025[4]	2,950	3,677
Olin Corp. 5.625% 2029	2,500	2,752
Praxair, Inc. 1.10% 2030	14,464	13,613
Praxair, Inc. 2.00% 2050	5,729	4,938
S.P.C.M. SA 4.875% 2025[4]	695	716
Sealed Air Corp. 4.875% 2022[4]	3,139	3,274
Sealed Air Corp. 5.25% 2023[4]	111	118
Sherwin-Williams Company 2.75% 2022	212	216
Sherwin-Williams Company 3.125% 2024	7,250	7,747
Sherwin-Williams Company 3.45% 2027	2,862	3,160
Sherwin-Williams Company 2.95% 2029	5,150	5,527
Sherwin-Williams Company 2.30% 2030	2,771	2,806
Sherwin-Williams Company 4.50% 2047	2,601	3,259
Sherwin-Williams Company 3.80% 2049	1,500	1,735
Sherwin-Williams Company 3.30% 2050	1,700	1,811
Silgan Holdings, Inc. 4.75% 2025	5,000	5,097
Silgan Holdings, Inc. 4.125% 2028	2,500	2,598
Summit Materials, Inc. 5.25% 2029[4]	4,160	4,426
Suzano Austria GmbH 6.00% 2029	1,900	2,266
Suzano Austria GmbH 3.75% 2031	6,660	6,993
Vale Overseas, Ltd. 3.75% 2030	11,677	12,447
Westlake Chemical Corp. 5.00% 2046	7,090	8,993
Westlake Chemical Corp. 4.375% 2047	1,960	2,309
		570,662

Real estate 0.76%
Alexandria Real Estate Equities, Inc. 3.80% 2026	2,442	2,722
Alexandria Real Estate Equities, Inc. 4.30% 2026	1,440	1,616
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,072	1,212
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,672	1,747
Alexandria Real Estate Equities, Inc. 4.50% 2029	2,110	2,480
Alexandria Real Estate Equities, Inc. 3.375% 2031	3,158	3,475
Alexandria Real Estate Equities, Inc. 1.875% 2033	1,758	1,665
American Campus Communities, Inc. 3.75% 2023	5,145	5,394
American Campus Communities, Inc. 4.125% 2024	9,432	10,271
American Campus Communities, Inc. 3.30% 2026	20,742	22,281
American Campus Communities, Inc. 3.625% 2027	3,776	4,113
American Campus Communities, Inc. 2.85% 2030	4,967	5,118
American Campus Communities, Inc. 3.875% 2031	1,414	1,571
American Tower Corp. 1.60% 2026	6,213	6,283
American Tower Corp. 2.70% 2031	19,486	20,122
Corporacion Inmobiliaria Vesta, SAB de CV 3.625% 2031[4]	2,490	2,538
Corporate Office Properties LP 2.25% 2026	14,337	14,749
Corporate Office Properties LP 2.75% 2031	9,261	9,343
Crown Castle International Corp. 2.50% 2031	28,088	28,325
Equinix, Inc. 2.625% 2024	40,151	42,264
Equinix, Inc. 1.25% 2025	9,870	9,901
Equinix, Inc. 1.45% 2026	5,384	5,414
Equinix, Inc. 2.90% 2026	17,754	19,021
Equinix, Inc. 1.80% 2027	2,871	2,909
Equinix, Inc. 1.55% 2028	9,710	9,547

The Bond Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Equinix, Inc. 2.00% 2028	$1,318	$1,325
Equinix, Inc. 3.20% 2029	29,204	31,359
Equinix, Inc. 2.15% 2030	36,279	36,080
Equinix, Inc. 2.50% 2031	33,536	34,137
Equinix, Inc. 3.00% 2050	6,651	6,398
Equinix, Inc. 2.95% 2051	400	382
Equinix, Inc. 3.40% 2052	8,582	8,844
Essex Portfolio LP 3.25% 2023	4,610	4,812
Essex Portfolio LP 3.875% 2024	5,500	5,923
Essex Portfolio LP 3.50% 2025	3	3
Essex Portfolio LP 3.375% 2026	1,079	1,171
Gaming and Leisure Properties, Inc. 3.35% 2024	1,419	1,507
Gaming and Leisure Properties, Inc. 4.00% 2030	2,578	2,770
Hospitality Properties Trust 5.00% 2022	14,650	14,833
Hospitality Properties Trust 4.50% 2023	9,680	9,942
Hospitality Properties Trust 4.50% 2025	6,875	6,854
Hospitality Properties Trust 3.95% 2028	100	95
Howard Hughes Corp. 5.375% 2028[4]	7,025	7,472
Howard Hughes Corp. 4.125% 2029[4]	1,925	1,931
Howard Hughes Corp. 4.375% 2031[4]	1,400	1,398
Iron Mountain, Inc. 4.875% 2027[4]	1,605	1,666
Iron Mountain, Inc. 5.25% 2028[4]	12,959	13,588
Iron Mountain, Inc. 4.875% 2029[4]	8,367	8,648
Iron Mountain, Inc. 5.25% 2030[4]	3,450	3,657
Iron Mountain, Inc. 4.50% 2031[4]	3,750	3,802
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,325	2,398
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,300	2,369
Kimco Realty Corp. 2.70% 2024	16,980	17,763
Kimco Realty Corp. 3.30% 2025	5,000	5,396
Omega Healthcare Investors, Inc. 4.375% 2023	433	461
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,910
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,236
Public Storage 0.875% 2026	4,673	4,637
Public Storage 1.85% 2028	13,296	13,407
Public Storage 2.30% 2031	18,151	18,531
Scentre Group 3.25% 2025[4]	1,265	1,359
Scentre Group 3.50% 2025[4]	7,552	8,122
Sun Communities Operating LP 2.70% 2031	19,511	19,552
WEA Finance LLC 3.75% 2024[4]	2,480	2,655
Westfield Corp., Ltd. 3.15% 2022[4]	6,225	6,319
Westfield Corp., Ltd. 3.50% 2029[4]	7,335	7,636
		559,429

Total corporate bonds, notes & loans		25,026,499

Mortgage-backed obligations 12.83%
Federal agency mortgage-backed obligations 10.82%
Fannie Mae Pool #976945 5.50% 2023[12]	1	1
Fannie Mae Pool #976948 6.00% 2023[12]	14	15
Fannie Mae Pool #932119 4.50% 2024[12]	736	774
Fannie Mae Pool #AD6392 4.50% 2025[12]	842	889
Fannie Mae Pool #AD3149 4.50% 2025[12]	460	484
Fannie Mae Pool #AD5692 4.50% 2025[12]	400	421
Fannie Mae Pool #AB1068 4.50% 2025[12]	3	3
Fannie Mae Pool #MA3131 3.00% 2027[12]	84	88
Fannie Mae Pool #MA2973 3.00% 2027[12]	10	10
Fannie Mae Pool #AL7800 2.50% 2030[12]	4,990	5,213
Fannie Mae Pool #BM4299 3.00% 2030[12]	14	14
Fannie Mae Pool #AL9668 3.00% 2030[12]	13	14
Fannie Mae Pool #AZ0554 3.50% 2030[12]	301	325
Fannie Mae Pool #AZ4646 3.50% 2030[12]	287	309
Fannie Mae Pool #AY1948 3.50% 2030[12]	248	268
Fannie Mae Pool #AS8388 2.50% 2031[12]	4,306	4,524
Fannie Mae Pool #AS7323 2.50% 2031[12]	3,275	3,452
Fannie Mae Pool #CA3178 3.00% 2031[12]	899	951
Fannie Mae Pool #890710 3.00% 2031[12]	15	16
Fannie Mae Pool #FM1162 2.50% 2032[12]	3,078	3,237
Fannie Mae Pool #BM1036 2.50% 2032[12]	366	385

30	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BH7659 3.00% 2032[12]	$11,046	$11,669
Fannie Mae Pool #CA3274 3.00% 2032[12]	728	771
Fannie Mae Pool #BH9235 3.00% 2033[12]	1,164	1,236
Fannie Mae Pool #BJ4890 3.00% 2033[12]	722	771
Fannie Mae Pool #BJ4856 3.00% 2033[12]	472	504
Fannie Mae Pool #BM5111 3.00% 2033[12]	361	385
Fannie Mae Pool #MA3247 3.00% 2033[12]	317	335
Fannie Mae Pool #BK7453 3.00% 2033[12]	49	52
Fannie Mae Pool #CA2106 3.50% 2033[12]	187	201
Fannie Mae Pool #MA3518 4.00% 2033[12]	26	28
Fannie Mae Pool #695412 5.00% 2033[12]	9	10
Fannie Mae Pool #CA4453 2.50% 2034[12]	5,874	6,148
Fannie Mae Pool #BO1359 2.50% 2034[12]	2,482	2,610
Fannie Mae Pool #FM1490 3.50% 2034[12]	7,472	8,043
Fannie Mae Pool #AD3566 5.00% 2035[12]	110	121
Fannie Mae Pool #AS8355 3.00% 2036[12]	11,734	12,352
Fannie Mae Pool #AS8554 3.00% 2036[12]	1,308	1,377
Fannie Mae Pool #MA2746 4.00% 2036[12]	2,523	2,750
Fannie Mae Pool #MA2588 4.00% 2036[12]	2,258	2,452
Fannie Mae Pool #MA2787 4.00% 2036[12]	1,591	1,729
Fannie Mae Pool #AS6870 4.00% 2036[12]	606	661
Fannie Mae Pool #MA2717 4.00% 2036[12]	432	472
Fannie Mae Pool #893837 7.00% 2036[12]	122	130
Fannie Mae Pool #924866 1.64% 2037[6,12]	28	28
Fannie Mae Pool #MA2897 3.00% 2037[12]	27,131	28,561
Fannie Mae Pool #MA2866 3.00% 2037[12]	15,550	16,370
Fannie Mae Pool #945680 6.00% 2037[12]	26	30
Fannie Mae Pool #913966 6.00% 2037[12]	3	4
Fannie Mae Pool #924069 7.00% 2037[12]	107	113
Fannie Mae Pool #954927 7.00% 2037[12]	103	112
Fannie Mae Pool #966170 7.00% 2037[12]	82	86
Fannie Mae Pool #954936 7.00% 2037[12]	39	43
Fannie Mae Pool #257022 7.50% 2037[12]	103	110
Fannie Mae Pool #914612 7.50% 2037[12]	57	59
Fannie Mae Pool #923171 7.50% 2037[12]	4	5
Fannie Mae Pool #889101 1.631% 2038[6,12]	111	114
Fannie Mae Pool #964279 2.485% 2038[6,12]	109	110
Fannie Mae Pool #964708 2.765% 2038[6,12]	14	14
Fannie Mae Pool #MA3539 4.50% 2038[12]	74	80
Fannie Mae Pool #889982 5.50% 2038[12]	25	29
Fannie Mae Pool #988588 5.50% 2038[12]	5	6
Fannie Mae Pool #AC2641 4.50% 2039[12]	4,442	4,957
Fannie Mae Pool #AC0794 5.00% 2039[12]	258	295
Fannie Mae Pool #931768 5.00% 2039[12]	88	101
Fannie Mae Pool #AE7629 2.259% 2040[6,12]	35	37
Fannie Mae Pool #AL9335 2.289% 2040[6,12]	4,135	4,385
Fannie Mae Pool #AE7567 4.00% 2040[12]	2,736	2,981
Fannie Mae Pool #AH0007 4.00% 2040[12]	2,718	2,962
Fannie Mae Pool #AE1761 4.00% 2040[12]	2,632	2,883
Fannie Mae Pool #AH0539 4.00% 2040[12]	928	1,021
Fannie Mae Pool #AE8073 4.00% 2040[12]	525	580
Fannie Mae Pool #AD8522 4.00% 2040[12]	144	157
Fannie Mae Pool #AE5471 4.50% 2040[12]	853	950
Fannie Mae Pool #AB1297 5.00% 2040[12]	431	494
Fannie Mae Pool #932606 5.00% 2040[12]	233	263
Fannie Mae Pool #MA4333 2.00% 2041[12]	5,140	5,230
Fannie Mae Pool #MA4387 2.00% 2041[12]	4,686	4,788
Fannie Mae Pool #MA4364 2.00% 2041[12]	1,485	1,508
Fannie Mae Pool #AL9327 2.164% 2041[6,12]	3,872	4,103
Fannie Mae Pool #AL0073 2.159% 2041[6,12]	204	216
Fannie Mae Pool #AE0789 2.166% 2041[6,12]	323	342
Fannie Mae Pool #AE0844 2.189% 2041[6,12]	341	362
Fannie Mae Pool #AL9326 2.199% 2041[6,12]	5,074	5,374
Fannie Mae Pool #AL9531 2.245% 2041[6,12]	3,179	3,371
Fannie Mae Pool #AJ7471 4.00% 2041[12]	1,128	1,235
Fannie Mae Pool #AB4050 4.00% 2041[12]	874	966
Fannie Mae Pool #AI5172 4.00% 2041[12]	663	726

The Bond Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #AJ1873 4.00% 2041[12]	$593	$655
Fannie Mae Pool #AJ4189 4.00% 2041[12]	548	605
Fannie Mae Pool #AJ4154 4.00% 2041[12]	503	554
Fannie Mae Pool #AJ0257 4.00% 2041[12]	227	253
Fannie Mae Pool #AL0658 4.50% 2041[12]	929	1,036
Fannie Mae Pool #AH6099 5.00% 2041[12]	2,088	2,382
Fannie Mae Pool #AI1862 5.00% 2041[12]	1,977	2,263
Fannie Mae Pool #AI3510 5.00% 2041[12]	1,233	1,412
Fannie Mae Pool #AJ0704 5.00% 2041[12]	1,075	1,231
Fannie Mae Pool #AJ5391 5.00% 2041[12]	627	715
Fannie Mae Pool #AE1248 5.00% 2041[12]	341	387
Fannie Mae Pool #AE1277 5.00% 2041[12]	283	321
Fannie Mae Pool #AE1274 5.00% 2041[12]	193	219
Fannie Mae Pool #AE1283 5.00% 2041[12]	156	173
Fannie Mae Pool #AH8144 5.00% 2041[12]	56	63
Fannie Mae Pool #AH9479 5.00% 2041[12]	52	59
Fannie Mae Pool #AL9533 2.058% 2042[6,12]	1,718	1,814
Fannie Mae Pool #AL1941 2.148% 2042[6,12]	411	434
Fannie Mae Pool #AL2000 2.148% 2042[6,12]	342	361
Fannie Mae Pool #AL9530 2.175% 2042[6,12]	2,443	2,586
Fannie Mae Pool #AL9532 2.189% 2042[6,12]	3,675	3,883
Fannie Mae Pool #AP7819 2.242% 2042[6,12]	284	300
Fannie Mae Pool #AL2184 2.269% 2042[6,12]	655	692
Fannie Mae Pool #AX3703 4.00% 2042[12]	5,409	5,951
Fannie Mae Pool #AK6740 4.00% 2042[12]	5,071	5,630
Fannie Mae Pool #AL2745 4.00% 2042[12]	3,994	4,398
Fannie Mae Pool #890407 4.00% 2042[12]	1,409	1,557
Fannie Mae Pool #AK4949 4.00% 2042[12]	315	344
Fannie Mae Pool #AE1290 5.00% 2042[12]	312	354
Fannie Mae Pool #AT5898 3.00% 2043[12]	23,238	24,620
Fannie Mae Pool #AL3829 3.50% 2043[12]	3,119	3,396
Fannie Mae Pool #AT7161 3.50% 2043[12]	1,300	1,409
Fannie Mae Pool #AR1512 3.50% 2043[12]	736	802
Fannie Mae Pool #AT0412 3.50% 2043[12]	351	381
Fannie Mae Pool #AT3954 3.50% 2043[12]	315	342
Fannie Mae Pool #AT0300 3.50% 2043[12]	201	216
Fannie Mae Pool #AV0786 4.00% 2043[12]	4,142	4,557
Fannie Mae Pool #AT2683 4.00% 2043[12]	3,840	4,197
Fannie Mae Pool #BM6240 2.201% 2044[6,12]	3,875	4,098
Fannie Mae Pool #AL8421 3.50% 2044[12]	19,079	20,614
Fannie Mae Pool #AX8521 3.50% 2044[12]	377	408
Fannie Mae Pool #AY1829 3.50% 2044[12]	317	337
Fannie Mae Pool #AW8240 3.50% 2044[12]	88	92
Fannie Mae Pool #AX0817 4.00% 2044[12]	207	221
Fannie Mae Pool #BE5017 3.50% 2045[12]	1,619	1,752
Fannie Mae Pool #BE5009 3.50% 2045[12]	946	1,011
Fannie Mae Pool #AZ7366 4.00% 2045[12]	25,999	28,452
Fannie Mae Pool #AS6348 4.00% 2045[12]	4,557	5,001
Fannie Mae Pool #BC4764 3.00% 2046[12]	3,558	3,746
Fannie Mae Pool #MA2833 3.00% 2046[12]	56	59
Fannie Mae Pool #BC9077 3.50% 2046[12]	24,434	26,351
Fannie Mae Pool #BD9236 3.50% 2046[12]	512	542
Fannie Mae Pool #AL8522 3.50% 2046[12]	43	46
Fannie Mae Pool #AS6839 4.00% 2046[12]	5,979	6,494
Fannie Mae Pool #BC1352 4.00% 2046[12]	2,249	2,446
Fannie Mae Pool #BD1968 4.00% 2046[12]	81	89
Fannie Mae Pool #MA2809 4.50% 2046[12]	993	1,052
Fannie Mae Pool #BC8647 4.50% 2046[12]	685	744
Fannie Mae Pool #BD1550 4.50% 2046[12]	429	470
Fannie Mae Pool #BD7529 4.50% 2046[12]	322	348
Fannie Mae Pool #MA2821 4.50% 2046[12]	328	347
Fannie Mae Pool #BD9248 4.50% 2046[12]	237	255
Fannie Mae Pool #BD7600 4.50% 2046[12]	82	89
Fannie Mae Pool #CA0854 3.50% 2047[12]	19,365	20,868
Fannie Mae Pool #BD2440 3.50% 2047[12]	2,841	3,015
Fannie Mae Pool #BE8740 3.50% 2047[12]	1,454	1,571
Fannie Mae Pool #BE8742 3.50% 2047[12]	477	519

32	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA0770 3.50% 2047[12]	$308	$327
Fannie Mae Pool #BH2848 3.50% 2047[12]	194	207
Fannie Mae Pool #BH2846 3.50% 2047[12]	190	206
Fannie Mae Pool #BH2847 3.50% 2047[12]	181	196
Fannie Mae Pool #CA0453 4.00% 2047[12]	11,037	11,805
Fannie Mae Pool #MA3211 4.00% 2047[12]	6,689	7,172
Fannie Mae Pool #BJ5015 4.00% 2047[12]	4,942	5,369
Fannie Mae Pool #BD3554 4.00% 2047[12]	942	1,005
Fannie Mae Pool #BH3122 4.00% 2047[12]	113	121
Fannie Mae Pool #BM4413 4.50% 2047[12]	9,874	10,725
Fannie Mae Pool #BH0876 4.50% 2047[12]	4,451	4,867
Fannie Mae Pool #BJ3558 4.50% 2047[12]	2,403	2,601
Fannie Mae Pool #BJ3525 4.50% 2047[12]	2,060	2,230
Fannie Mae Pool #BJ3581 4.50% 2047[12]	1,722	1,871
Fannie Mae Pool #MA3002 4.50% 2047[12]	1,070	1,129
Fannie Mae Pool #257063 7.00% 2047[12]	46	54
Fannie Mae Pool #256893 7.00% 2047[12]	12	14
Fannie Mae Pool #BF0293 3.00% 2048[12]	10,726	11,399
Fannie Mae Pool #FM5658 3.00% 2048[12]	7,349	7,737
Fannie Mae Pool #BM4488 3.381% 2048[6,12]	9,876	10,312
Fannie Mae Pool #BF0318 3.50% 2048[12]	56,803	61,210
Fannie Mae Pool #CA1532 3.50% 2048[12]	9,294	9,850
Fannie Mae Pool #CA1189 3.50% 2048[12]	2,247	2,378
Fannie Mae Pool #BJ4901 3.50% 2048[12]	1,034	1,120
Fannie Mae Pool #CA2850 4.00% 2048[12]	4,096	4,519
Fannie Mae Pool #BK6840 4.00% 2048[12]	3,208	3,484
Fannie Mae Pool #BK5232 4.00% 2048[12]	2,526	2,743
Fannie Mae Pool #BK9743 4.00% 2048[12]	955	1,043
Fannie Mae Pool #BK0163 4.50% 2048[12]	4,433	4,808
Fannie Mae Pool #BN1576 4.50% 2048[12]	1,669	1,799
Fannie Mae Pool #BK9761 4.50% 2048[12]	440	481
Fannie Mae Pool #CA2166 4.50% 2048[12]	23	25
Fannie Mae Pool #CA2493 4.50% 2048[12]	5	6
Fannie Mae Pool #CA3964 3.00% 2049[12]	150,259	159,021
Fannie Mae Pool #CA3807 3.00% 2049[12]	1,778	1,890
Fannie Mae Pool #CA3806 3.00% 2049[12]	1,033	1,101
Fannie Mae Pool #FM2318 3.50% 2049[12]	68,562	73,831
Fannie Mae Pool #CA4021 3.50% 2049[12]	45,179	48,226
Fannie Mae Pool #CA4802 3.50% 2049[12]	37,351	40,314
Fannie Mae Pool #CA4151 3.50% 2049[12]	15,308	16,697
Fannie Mae Pool #BN6708 3.50% 2049[12]	14,549	15,695
Fannie Mae Pool #FM1062 3.50% 2049[12]	13,272	14,438
Fannie Mae Pool #FM1443 3.50% 2049[12]	9,944	10,683
Fannie Mae Pool #BJ8411 3.50% 2049[12]	3,186	3,443
Fannie Mae Pool #BJ8402 3.544% 2049[6,12]	2,025	2,114
Fannie Mae Pool #FM1963 4.00% 2049[12]	59,078	64,690
Fannie Mae Pool #FM1913 4.00% 2049[12]	3,014	3,250
Fannie Mae Pool #BF0320 5.50% 2049[12]	8,487	9,838
Fannie Mae Pool #CA8285 3.00% 2050[12]	71,029	76,359
Fannie Mae Pool #CA5506 3.00% 2050[12]	66,804	71,095
Fannie Mae Pool #BP1948 3.00% 2050[12]	19,650	21,094
Fannie Mae Pool #CA5338 3.00% 2050[12]	16,754	17,520
Fannie Mae Pool #FM2664 3.50% 2050[12]	39,955	43,480
Fannie Mae Pool #BP1954 3.50% 2050[12]	30,614	32,971
Fannie Mae Pool #CA9391 3.00% 2051[12]	242,815	258,652
Fannie Mae Pool #CA8623 3.00% 2051[12]	108,193	115,880
Fannie Mae Pool #CB0041 3.00% 2051[12]	75,545	80,960
Fannie Mae Pool #CA8969 3.00% 2051[12]	7,429	7,861
Fannie Mae Pool #MA4381 3.50% 2051[12]	951	1,010
Fannie Mae Pool #BF0145 3.50% 2057[12]	21,261	23,135
Fannie Mae Pool #BF0299 3.50% 2058[12]	33,583	36,335
Fannie Mae Pool #BF0264 3.50% 2058[12]	20,209	21,887
Fannie Mae Pool #BF0379 3.50% 2059[12]	56,827	61,821
Fannie Mae Pool #BF0497 3.00% 2060[12]	25,879	27,491
Fannie Mae Pool #BF0481 3.50% 2060[12]	92,435	100,557
Fannie Mae Pool #BF0480 3.50% 2060[12]	52,973	57,926
Fannie Mae, Series 2001-4, Class NA, 9.005% 2025[6,12]	2	2

The Bond Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[6,12]	$—	[1]	—	[1]
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[4,12]	322		$323
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[12]	68		83
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[12]	667		751
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[12]	1,147		1,329
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[12]	196		224
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[12]	638		774
Fannie Mae, Series 2002-W1, Class 2A, 5.333% 2042[6,12]	887		980
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.559% 2026[6,12]	10		11
Fannie Mae, Series 2017-M15, Class A2, Multi Family, 3.058% 2027[6,12]	3,700		4,071
Fannie Mae, Series 2017-M12, Class A2, Multi Family, 3.181% 2027[6,12]	4,825		5,329
Fannie Mae, Series 2019-M5, Class A2, Multi Family, 3.273% 2029[12]	430		485
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[12]	501		478
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[12]	510		471
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[12]	183		172
Freddie Mac Pool #ZK3848 3.00% 2027[12]	78		82
Freddie Mac Pool #G15732 3.00% 2030[12]	9,498		10,080
Freddie Mac Pool #ZT1332 3.00% 2030[12]	8,172		8,626
Freddie Mac Pool #D98356 4.50% 2030[12]	198		214
Freddie Mac Pool #V61295 2.50% 2031[12]	9,148		9,623
Freddie Mac Pool #ZK8180 2.50% 2031[12]	3,803		3,999
Freddie Mac Pool #G16634 3.00% 2031[12]	13,986		14,854
Freddie Mac Pool #V61960 3.00% 2033[12]	6,217		6,578
Freddie Mac Pool #A15120 5.50% 2033[12]	3		3
Freddie Mac Pool #G30933 4.00% 2036[12]	17,483		19,005
Freddie Mac Pool #G30911 4.00% 2036[12]	4,478		4,881
Freddie Mac Pool #K93532 4.00% 2036[12]	1,454		1,568
Freddie Mac Pool #C91883 4.00% 2036[12]	694		757
Freddie Mac Pool #C91917 3.00% 2037[12]	778		819
Freddie Mac Pool #C91948 4.00% 2037[12]	5,020		5,414
Freddie Mac Pool #G04804 4.50% 2037[12]	1,801		1,995
Freddie Mac Pool #A56076 5.50% 2037[12]	14		17
Freddie Mac Pool #G03695 5.50% 2037[12]	3		4
Freddie Mac Pool #H09093 7.50% 2037[12]	65		75
Freddie Mac Pool #ZT1449 3.00% 2038[12]	68,385		72,811
Freddie Mac Pool #G08248 5.50% 2038[12]	48		55
Freddie Mac Pool #G05267 5.50% 2038[12]	3		3
Freddie Mac Pool #G05196 5.50% 2038[12]	2		3
Freddie Mac Pool #A87873 5.00% 2039[12]	3,362		3,857
Freddie Mac Pool #G06020 5.50% 2039[12]	5		6
Freddie Mac Pool #840222 2.386% 2040[6,12]	1,144		1,216
Freddie Mac Pool #G05937 4.50% 2040[12]	7,390		8,219
Freddie Mac Pool #A93948 4.50% 2040[12]	8		9
Freddie Mac Pool #G05860 5.50% 2040[12]	18		21
Freddie Mac Pool #RB5118 2.00% 2041[12]	15,934		16,279
Freddie Mac Pool #Q02705 4.50% 2041[12]	3,410		3,816
Freddie Mac Pool #G06956 4.50% 2041[12]	759		838
Freddie Mac Pool #G06769 4.50% 2041[12]	370		414
Freddie Mac Pool #Q01992 4.50% 2041[12]	40		43
Freddie Mac Pool #G06868 4.50% 2041[12]	7		8
Freddie Mac Pool #G06648 5.00% 2041[12]	1,422		1,616
Freddie Mac Pool #Q01658 5.00% 2041[12]	313		345
Freddie Mac Pool #G06841 5.50% 2041[12]	24		28
Freddie Mac Pool #841039 2.213% 2043[6,12]	3,599		3,820
Freddie Mac Pool #Q18236 3.50% 2043[12]	1,417		1,537
Freddie Mac Pool #Q19133 3.50% 2043[12]	841		912
Freddie Mac Pool #Q17696 3.50% 2043[12]	807		876
Freddie Mac Pool #Q22946 4.00% 2043[12]	6,519		7,175
Freddie Mac Pool #Q15874 4.00% 2043[12]	142		152
Freddie Mac Pool #Q28558 3.50% 2044[12]	3,620		3,895
Freddie Mac Pool #760014 2.977% 2045[6,12]	3,084		3,220
Freddie Mac Pool #760012 3.109% 2045[6,12]	823		860
Freddie Mac Pool #760013 3.182% 2045[6,12]	542		567
Freddie Mac Pool #G60138 3.50% 2045[12]	814		891
Freddie Mac Pool #G60344 4.00% 2045[12]	16,118		17,763
Freddie Mac Pool #V81992 4.00% 2045[12]	912		992
Freddie Mac Pool #T65375 3.50% 2046[12]	223		232

34	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #Q43461 4.50% 2046[12]	$835	$920
Freddie Mac Pool #Q42633 4.50% 2046[12]	715	787
Freddie Mac Pool #Q44689 4.50% 2046[12]	704	762
Freddie Mac Pool #Q43312 4.50% 2046[12]	640	704
Freddie Mac Pool #Q42034 4.50% 2046[12]	427	466
Freddie Mac Pool #760015 2.679% 2047[6,12]	3,333	3,475
Freddie Mac Pool #G61733 3.00% 2047[12]	6,692	7,115
Freddie Mac Pool #ZS4747 3.50% 2047[12]	14,147	14,961
Freddie Mac Pool #ZS4735 3.50% 2047[12]	7,011	7,396
Freddie Mac Pool #Q52069 3.50% 2047[12]	2,414	2,609
Freddie Mac Pool #Q47615 3.50% 2047[12]	2,331	2,498
Freddie Mac Pool #Q51622 3.50% 2047[12]	1,696	1,832
Freddie Mac Pool #Q47620 4.00% 2047[12]	12,838	14,021
Freddie Mac Pool #Q52613 4.00% 2047[12]	6,980	7,513
Freddie Mac Pool #G08793 4.00% 2047[12]	5,600	5,999
Freddie Mac Pool #Q52596 4.50% 2047[12]	1,896	2,053
Freddie Mac Pool #Q47828 4.50% 2047[12]	1,063	1,163
Freddie Mac Pool #G67709 3.50% 2048[12]	37,025	40,127
Freddie Mac Pool #Q54701 3.50% 2048[12]	1,593	1,722
Freddie Mac Pool #Q54709 3.50% 2048[12]	1,536	1,656
Freddie Mac Pool #Q54782 3.50% 2048[12]	1,348	1,457
Freddie Mac Pool #Q54700 3.50% 2048[12]	1,328	1,440
Freddie Mac Pool #Q55056 3.50% 2048[12]	1,237	1,324
Freddie Mac Pool #Q54781 3.50% 2048[12]	1,184	1,280
Freddie Mac Pool #Q56590 3.50% 2048[12]	752	812
Freddie Mac Pool #Q56589 3.50% 2048[12]	671	721
Freddie Mac Pool #Q54699 3.50% 2048[12]	641	697
Freddie Mac Pool #Q54698 3.50% 2048[12]	504	541
Freddie Mac Pool #Q54831 3.50% 2048[12]	455	495
Freddie Mac Pool #Q55060 3.50% 2048[12]	437	468
Freddie Mac Pool #Q56591 3.50% 2048[12]	427	459
Freddie Mac Pool #G61628 3.50% 2048[12]	226	242
Freddie Mac Pool #G67711 4.00% 2048[12]	12,921	14,153
Freddie Mac Pool #Q53878 4.00% 2048[12]	8,356	9,053
Freddie Mac Pool #Q56599 4.00% 2048[12]	3,893	4,252
Freddie Mac Pool #Q56175 4.00% 2048[12]	2,867	3,123
Freddie Mac Pool #ZA5889 4.00% 2048[12]	2,863	3,078
Freddie Mac Pool #Q55971 4.00% 2048[12]	2,702	2,959
Freddie Mac Pool #G08805 4.00% 2048[12]	2,049	2,197
Freddie Mac Pool #Q55970 4.00% 2048[12]	710	775
Freddie Mac Pool #SI2002 4.00% 2048[12]	624	668
Freddie Mac Pool #Q58411 4.50% 2048[12]	5,226	5,780
Freddie Mac Pool #Q58436 4.50% 2048[12]	2,301	2,550
Freddie Mac Pool #Q58378 4.50% 2048[12]	1,833	1,995
Freddie Mac Pool #Q57242 4.50% 2048[12]	844	926
Freddie Mac Pool #SD7507 3.00% 2049[12]	72,353	76,894
Freddie Mac Pool #QA4692 3.00% 2049[12]	26,935	28,632
Freddie Mac Pool #QA4673 3.00% 2049[12]	10,723	11,417
Freddie Mac Pool #SD0185 3.00% 2049[12]	6,775	7,183
Freddie Mac Pool #SD7508 3.50% 2049[12]	95,982	103,995
Freddie Mac Pool #QA5125 3.50% 2049[12]	34,686	37,439
Freddie Mac Pool #RA1580 3.50% 2049[12]	10,977	11,978
Freddie Mac Pool #RA1463 3.50% 2049[12]	10,700	11,674
Freddie Mac Pool #QA1885 3.50% 2049[12]	6,968	7,526
Freddie Mac Pool #QA0284 3.50% 2049[12]	6,181	6,697
Freddie Mac Pool #QA2748 3.50% 2049[12]	2,388	2,588
Freddie Mac Pool #RA2596 2.50% 2050[12]	5,070	5,281
Freddie Mac Pool #RA2020 3.00% 2050[12]	80,738	85,288
Freddie Mac Pool #SD0234 3.00% 2050[12]	41,705	44,228
Freddie Mac Pool #SD7517 3.00% 2050[12]	41,246	43,965
Freddie Mac Pool #RA2319 3.00% 2050[12]	27,351	28,587
Freddie Mac Pool #SD0187 3.00% 2050[12]	18,601	19,821
Freddie Mac Pool #RA4658 3.00% 2051[12]	55,762	59,467
Freddie Mac Pool #SD8164 3.50% 2051[12]	3,667	3,885
Freddie Mac Pool #SD8158 3.50% 2051[12]	745	787
Freddie Mac, Series 2122, Class QM, 6.25% 2029[12]	337	377
Freddie Mac, Series 3257, Class PA, 5.50% 2036[12]	3,294	3,834

The Bond Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac, Series 3286, Class JN, 5.50% 2037[12]	$2,479	$2,814
Freddie Mac, Series 3318, Class JT, 5.50% 2037[12]	1,455	1,678
Freddie Mac, Series 2020-DNA2, Class M2, (1-month USD-LIBOR + 1.85%) 1.942% 2050[4,6,12]	8,150	8,226
Freddie Mac, Series 2020-DNA5, Class M2, (1-month USD-SOFR + 2.80%) 2.818% 2050[4,6,12]	1,455	1,478
Freddie Mac, Series 4582, Class GA, 3.75% 2052[6,12]	3,787	3,898
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[12]	2,776	2,833
Freddie Mac, Series K036, Class A2, Multi Family, 3.527% 2023[12]	2,000	2,128
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[12]	23,390	24,973
Freddie Mac, Series K049, Class A2, Multi Family, 3.01% 2025[12]	774	836
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[12]	5,065	5,535
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[12]	400	444
Freddie Mac, Series K061, Class A2, Multi Family, 3.347% 2026[12]	2,951	3,280
Freddie Mac, Series K064, Class A2, Multi Family, 3.224% 2027[6,12]	1,000	1,108
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[12]	1,170	1,299
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[12]	955	1,089
Freddie Mac, Series K084, Class A2, Multi Family, 3.78% 2028[6,12]	6,045	6,973
Freddie Mac, Series K078, Class A2, Multi Family, 3.854% 2028[12]	4,000	4,638
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[12]	3,965	4,599
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[6,12]	1,700	1,982
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[6,12]	1,680	1,962
Freddie Mac, Series K079, Class A2, Multi Family, 3.926% 2028[12]	172	200
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[6,12]	3,000	3,531
Freddie Mac, Series K101, Class A2, Multi Family, 2.524% 2029[12]	62	67
Freddie Mac, Series K090, Class A2, Multi Family, 3.422% 2029[12]	5,000	5,704
Freddie Mac, Series K089, Class A2, Multi Family, 3.563% 2029[12]	5,249	6,040
Freddie Mac, Series K105, Class A2, Multi Family, 1.872% 2053[12]	23	24
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[12]	1,349	1,250
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[12]	383	362
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[12]	380	358
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[12]	262	248
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[12]	180	168
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[12]	43,310	45,291
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[6,12]	42,315	44,267
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[6,12]	35,411	37,033
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[12]	7,104	7,536
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[12]	4,655	4,870
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[6,12]	14,744	15,551
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[12]	1,398	1,510
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[12]	7,446	7,951
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[6,12]	19,894	21,426
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[12]	76,616	80,532
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[12]	20,247	22,090
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[12]	13,817	15,077
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[12]	7,318	8,136
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[12]	32,666	34,429
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[12]	3,971	4,334
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[12]	3,283	3,584
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[12]	2,126	2,319

36	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[12]	$2,077		$2,187
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[12]	910		959
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[12]	160,657		168,805
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[12]	43,904		46,433
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[12]	27,479		28,787
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[12]	76,612		80,664
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[12]	63,843		67,114
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[12]	20,724		22,098
Government National Mortgage Assn. 2.00% 2051[12,13]	534,475		543,390
Government National Mortgage Assn. 2.50% 2051[12,13]	312,932		323,286
Government National Mortgage Assn. 3.00% 2051[12,13]	32,058		33,439
Government National Mortgage Assn. 3.00% 2051[12,13]	8,565		8,938
Government National Mortgage Assn. 3.50% 2051[12,13]	1,362		1,430
Government National Mortgage Assn. 4.00% 2051[12,13]	7,457		7,875
Government National Mortgage Assn. 4.50% 2051[12,13]	65,318		69,615
Government National Mortgage Assn. Pool #MA0908 2.50% 2028[12]	965		1,004
Government National Mortgage Assn. Pool #AB3820 5.00% 2035[12]	242		262
Government National Mortgage Assn. Pool #AB3587 6.50% 2038[12]	162		182
Government National Mortgage Assn. Pool #AB3819 5.00% 2039[12]	293		316
Government National Mortgage Assn. Pool #004636 4.50% 2040[12]	1,229		1,360
Government National Mortgage Assn. Pool #783689 5.50% 2040[12]	2,148		2,494
Government National Mortgage Assn. Pool #783687 4.50% 2041[12]	5,098		5,541
Government National Mortgage Assn. Pool #AC2886 4.50% 2041[12]	738		802
Government National Mortgage Assn. Pool #AB3818 4.50% 2041[12]	202		216
Government National Mortgage Assn. Pool #AB3664 4.50% 2041[12]	172		184
Government National Mortgage Assn. Pool #783688 5.00% 2041[12]	1,985		2,212
Government National Mortgage Assn. Pool #754353 3.50% 2042[12]	620		648
Government National Mortgage Assn. Pool #AD7620 3.50% 2043[12]	1,124		1,203
Government National Mortgage Assn. Pool #MA2893 4.00% 2045[12]	138		149
Government National Mortgage Assn. Pool #BC1530 3.00% 2047[12]	10,805		11,006
Government National Mortgage Assn. Pool #BC1565 3.00% 2047[12]	4,706		4,782
Government National Mortgage Assn. Pool #MA5594 3.50% 2048[12]	4,554		4,795
Government National Mortgage Assn. Pool #MA5263 3.50% 2048[12]	3,649		3,869
Government National Mortgage Assn. Pool #MA5527 3.50% 2048[12]	2,968		3,133
Government National Mortgage Assn. Pool #MA5019 3.50% 2048[12]	466		495
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[12]	2,519		2,680
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[12]	2,394		2,552
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[12]	2,097		2,236
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[12]	957		1,019
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[12]	87		94
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[12]	75,546		80,102
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[12]	22,994		24,380
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[12]	12,245		13,096
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[12]	9,421		10,054
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[12]	1,819		1,940
Government National Mortgage Assn. Pool #MA6041 4.50% 2049[12]	720		767
Government National Mortgage Assn. Pool #MA5754 4.50% 2049[12]	83		88
Government National Mortgage Assn. Pool #MA5755 5.00% 2049[12]	557		593
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[12]	185		200
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[12]	41,679		43,779
Government National Mortgage Assn. Pool #694836 5.661% 2059[12]	1		1
Government National Mortgage Assn. Pool #725876 4.858% 2061[12]	1		1
Government National Mortgage Assn. Pool #725879 4.876% 2061[12]	2		2
Government National Mortgage Assn. Pool #765136 5.00% 2061[12]	2		2
Government National Mortgage Assn. Pool #710085 5.018% 2061[12]	4		5
Government National Mortgage Assn. Pool #721648 5.05% 2061[12]	3		3
Government National Mortgage Assn. Pool #AC1008 4.472% 2063[12]	2		2
Government National Mortgage Assn. Pool #AG8238 4.87% 2064[12]	3		3
Government National Mortgage Assn. Pool #725893 5.20% 2064[12]	—	[1]	—	[1]

The Bond Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[12]	$1	$1
Government National Mortgage Assn. Pool #AE9612 4.948% 2065[12]	4	5
JP Morgan Structured Financing Trust, Series 2021-EBO1, Class A, 1.10% 2077[4,9,12]	25,000	25,000
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2032[4,12]	1,220	1,247
Uniform Mortgage-Backed Security 1.50% 2036[12,13]	223,972	225,976
Uniform Mortgage-Backed Security 2.00% 2036[12,13]	149,545	154,037
Uniform Mortgage-Backed Security 2.00% 2036[12,13]	29,712	30,648
Uniform Mortgage-Backed Security 2.50% 2036[12,13]	304,618	317,334
Uniform Mortgage-Backed Security 3.00% 2036[12,13]	21,762	22,866
Uniform Mortgage-Backed Security 2.00% 2051[12,13]	251,025	252,467
Uniform Mortgage-Backed Security 2.50% 2051[12,13]	858,242	884,156
Uniform Mortgage-Backed Security 2.50% 2051[12,13]	25,625	26,456
Uniform Mortgage-Backed Security 3.00% 2051[12,13]	276,254	287,536
Uniform Mortgage-Backed Security 3.00% 2051[12,13]	67,745	70,576
Uniform Mortgage-Backed Security 3.50% 2051[12,13]	299,337	315,292
Uniform Mortgage-Backed Security 3.50% 2051[12,13]	15,604	16,426
Uniform Mortgage-Backed Security 4.00% 2051[12,13]	78,852	84,039
Uniform Mortgage-Backed Security 4.50% 2051[12,13]	34,916	37,567
		7,955,913

Collateralized mortgage-backed obligations (privately originated) 1.33%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,6,12]	26,027	26,223
Arroyo Mortgage Trust, Series 2018-1, Class A1, 3.763% 2048[4,6,12]	10,796	10,805
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,12]	1,032	1,042
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.692% 2029[4,6,12]	5,715	5,734
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,6,12]	3,475	3,541
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,6,12]	2,756	2,818
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,6,12]	16,455	16,495
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,6,12]	16,361	16,380
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 2054[12]	1,965	2,124
Citigroup Mortgage Loan Trust, Inc., Series 2021-J1, Class A1A, 2.50% 2051[4,6,12]	8,283	8,485
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,6,12]	2,356	2,380
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class M1, 3.00% 2064[4,6,12]	3,731	3,969
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,12]	6,770	6,997
Credit Suisse Mortgage Trust, Series 2018-J1, Class A2, 3.50% 2048[4,6,12]	2,634	2,701
Credit Suisse Mortgage Trust, Series 2019-RPL1, Class A1A, 3.65% 2058[4,6,12]	1,295	1,356
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,6,12]	6,843	6,947
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[12]	193	204
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[12]	75	79
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[12]	1,005	1,046
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[12]	252	261
Finance of America HECM Buyout, Series 2020-HB2, Class A, 1.71% 2030[4,6,12]	13,783	13,855
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,12]	19,397	21,215
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,12]	18,709	20,340
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,6,12]	17,128	17,443
Freddie Mac, Series 2021-DNA2, Class M2, (1-month USD-SOFR + 2.30%) 2.318% 2033[4,6,12]	10,000	10,272
Freddie Mac, Series 2020-DNA3, Class M2, (1-month USD-LIBOR + 3.00%) 3.092% 2050[4,6,12]	6,083	6,122
HSI Asset Securitization Corp. Trust, Series 2006-OPT2, Class M2, 0.677% 2036[6,12]	3,997	4,005
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,6,12]	5,706	5,817
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[12]	1,683	1,858
JPMDB Commercial Mortgage Securities Trust, Series 2019-COR6, Class A4, 3.057% 2052[12]	975	1,056
JPMorgan Mortgage Trust, Series 2020-5, Class A5, 3.00% 2050[4,6,12]	3,000	3,066
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 2050[4,6,12]	3,620	3,707
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[4,6,12]	5,375	5,401
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,6,12]	6,271	6,288
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,6,12]	10,317	10,338
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2052[4,6,12]	62,022	62,137
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.892% 2053[4,6,12]	15,541	15,574

38	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.992% 2053[4,6,12]	$34,517	$34,551
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[4,6,12]	29,636	29,672
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[4,6,12]	30,084	30,017
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 2059[4,6,12]	6,199	6,430
Mill City Mortgage Trust, Series 2018-1, Class A1, 3.25% 2062[4,6,12]	326	334
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.077% 2023[4,6,12]	38,698	38,761
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.26% 2021[4,6,12]	65,005	65,071
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[4,6,9,12]	52,286	52,286
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.786% 2022[4,6,12]	156,579	156,691
Nationstar HECM Loan Trust, Series 2019-2A, Class A, 2.272% 2029[4,6,12]	3,979	3,991
Nationstar HECM Loan Trust, Series 2019-1A, Class A, 2.651% 2029[4,6,12]	1,282	1,285
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 2057[4,6,12]	3,311	3,493
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 2059[4,6,12]	2,825	2,926
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.842% 2055[4,6,12]	44,457	44,568
Onslow Bay Financial LLC, Series 2020-INV1, Class A5, 3.50% 2049[4,6,12]	4,474	4,544
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2055[4,6,12]	10,672	10,650
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[4,6,12]	5,440	5,427
Sequoia Mortgage Trust, Series 2007-2, Class 1A2, (1-month USD-LIBOR + 0.38%) 0.473% 2036[6,12]	6,838	6,699
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,6,12]	1,410	1,431
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.742% 2054[4,6,12]	32,577	32,627
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.792% 2054[4,6,12]	27,050	27,078
TBW Mortgage-Backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 0.512% 2037[6,12]	8,330	7,417
TIF Funding II LLC, Series 2020-1A, Class B, 3.82% 2045[4,12]	1,734	1,786
Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.75% 2055[4,6,12]	349	353
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 2056[4,6,12]	5,126	5,167
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,6,12]	3,331	3,388
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.692% 2057[4,6,12]	696	696
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[4,6,12]	1,784	1,828
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,6,12]	1,169	1,204
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[4,6,12]	844	862
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[4,6,12]	11,250	11,670
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 2058[4,6,12]	10,000	10,618
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[4,6,12]	8,632	8,814
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 2059[4,6,12]	5,000	5,261
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,12]	33,700	34,111
		979,788

Commercial mortgage-backed securities 0.68%
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 2048[12]	2,750	3,000
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2050[12]	115	127
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[12]	255	288
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[12]	3,920	4,500
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 2054[12]	135	150
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class A5, 3.435% 2060[12]	3,750	4,147
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[12]	2,546	2,785
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[12]	330	360
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[12]	2,510	2,813
Bank Commercial Mortgage Trust, Series 2019-BN12, Class A3, 3.99% 2061[12]	500	570
Bank Commercial Mortgage Trust, Series 2018-BN15, Class A3, 4.138% 2061[12]	500	571
Bank Commercial Mortgage Trust, Series 2018-BN13, Class A5, 4.217% 2061[6,12]	250	289
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[6,12]	11,116	12,853
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[12]	1,654	1,713

The Bond Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class A, 3.218% 2033[4,12]	$2,000	$2,135
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.923% 2036[4,6,12]	1,000	1,002
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[12]	3,475	3,838
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 2051[12]	5,890	6,721
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 2051[6,12]	90	103
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[12]	6,351	7,387
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[12]	944	969
Benchmark Mortgage Trust, Series 2018-B7, Class A3, 4.241% 2053[12]	1,000	1,142
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[6,12]	6,954	8,190
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 2057[12]	730	785
Benchmark Mortgage Trust, Series 2019-B14, Class AS, 3.049% 2062[12]	5,000	5,423
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.455% 2062[12]	500	551
BX Trust, Series 2018-GW, Class A, 0.873% 2035[4,6,12]	2,684	2,693
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.77% 2038[4,6,12]	15,655	15,684
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.97% 2038[4,6,12]	1,089	1,092
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.20% 2038[4,6,12]	737	739
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.50% 2038[4,6,12]	1,866	1,872
BX Trust, Series 2020-VIV4, Class A, 2.843% 2044[4,12]	7,000	7,373
BXP Trust, Series 2017-GM, Class A, 3.379% 2039[4,12]	4,500	4,926
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 2050[12]	5,576	6,133
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class B, 4.285% 2045[4,12]	500	509
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 2047[12]	2,000	2,137
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 2047[6,12]	3,800	4,070
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4, 2.878% 2048[12]	1,081	1,126
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314% 2049[12]	2,740	2,973
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[12]	600	645
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[12]	1,525	1,673
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class A3, 3.197% 2050[12]	6,250	6,701
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.471% 2050[12]	2,930	3,227
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class AA, 2.62% 2056[12]	200	211
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 2058[12]	4,908	5,279
Commercial Mortgage Trust, Series 2012-CRS, Class A4, 2.771% 2045[12]	1,871	1,922
Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416% 2045[4,12]	700	706
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922% 2045[4,12]	1,015	1,015
Commercial Mortgage Trust, Series 2012-CR2, Class B, 4.393% 2045[12]	700	715
Commercial Mortgage Trust, Series 2012-CR5, Class D, 4.464% 2045[4,6,12]	2,000	1,971
Commercial Mortgage Trust, Series 2013-CR6, Class B, 3.397% 2046[4,12]	2,000	2,052
Commercial Mortgage Trust, Series 2013-CRE7, Class B, 3.613% 2046[4,12]	2,000	2,081
Commercial Mortgage Trust, Series 2013-CR7, Class C, 4.216% 2046[4,6,12]	2,743	2,844
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,6,12]	830	886
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694% 2047[12]	910	980
Commercial Mortgage Trust, Series 2014-CR16, Class A3, 3.775% 2047[12]	1,997	2,119
Commercial Mortgage Trust, Series 2014-LC17, Class A5, 3.917% 2047[12]	886	967
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.048% 2047[12]	875	944
Commercial Mortgage Trust, Series 2014-CR15, Class A4, 4.074% 2047[6,12]	3,000	3,234
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 2047[12]	750	813
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[12]	850	916
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278% 2047[12]	1,070	1,144
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 2047[6,12]	2,200	2,399
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 2047[12]	1,000	1,078
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.926% 2048[6,12]	5,250	5,667
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 2049[12]	4,000	4,308
Commercial Mortgage Trust, Series 2017-COR2, Class A3, 3.51% 2050[12]	2,261	2,498
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 2050[6,12]	1,250	1,374
Commercial Mortgage Trust, Series 2013-CR11, Class B, 5.112% 2050[6,12]	500	541
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.714% 2048[6,12]	556	597
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 2050[6,12]	700	733
DBUBS Mortgage Trust, Series 2011-LC3A, Class B, 5.605% 2044[4,6,12]	4,677	4,674
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[12]	500	539
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.155% 2038[4,6,12]	17,631	17,688
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.455% 2038[4,6,12]	4,023	4,041
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.775% 2038[4,6,12]	4,202	4,225

40	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.325% 2038[4,6,12]	$4,193	$4,222
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,12]	10,403	10,640
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 0.993% 2025[4,6,12]	941	943
GS Mortgage Securities Trust, Series 2019-BOCA, Class A, (1-month USD-LIBOR + 1.20%) 1.273% 2038[4,6,12]	1,000	1,004
GS Mortgage Securities Trust, Series 2011-GC5, Class B, 5.428% 2044[4,6,12]	1,244	1,242
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.377% 2045[12]	211	212
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135% 2046[12]	1,250	1,301
GS Mortgage Securities Trust, Series 2013-GC10, Class B, 3.682% 2046[4,12]	4,500	4,645
GS Mortgage Securities Trust, Series 2013-GC12, Class B, 3.777% 2046[6,12]	2,000	2,085
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 2048[12]	3,000	3,182
GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442% 2049[6,12]	2,654	2,912
GS Mortgage Securities Trust, Series 2017-GS7, Class A3, 3.167% 2050[12]	855	923
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[12]	1,000	1,102
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[12]	255	292
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[12]	9,983	10,325
GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911% 2053[12]	174	187
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.223% 2038[4,6,12]	7,000	7,045
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A4, 3.997% 2047[12]	2,450	2,634
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[12]	8,195	8,822
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 2047[6,12]	600	648
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class B, 3.951% 2048[12]	3,500	3,680
JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class AS, 3.984% 2048[12]	1,200	1,303
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[12]	1,600	1,769
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[4,12]	3,955	4,104
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[4,12]	1,920	1,972
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166% 2046[12]	1,020	1,093
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class AS, 5.611% 2046[4,6,12]	365	365
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS, 3.372% 2047[12]	2,500	2,593
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.674% 2047[6,12]	2,600	2,700
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.24% 2047[6,12]	750	769
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[6,12]	5,095	5,636
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,12]	4,874	4,872
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[4,12]	3,126	3,203
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.951% 2026[4,6,12]	23,390	23,450
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[12]	2,175	2,261
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.708% 2046[6,12]	1,511	1,571
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class A-4, 4.039% 2046[12]	1,934	2,071
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.909% 2046[6,12]	1,000	1,060
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A4, 3.60% 2047[12]	975	1,027
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[12]	5,096	5,479
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4, 3.753% 2047[12]	525	576

The Bond Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class B, 4.00% 2047[6,12]	$2,000	$2,136
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 4.051% 2047[12]	250	269
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[12]	1,870	2,007
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A-4, 3.372% 2048[12]	1,300	1,393
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A4, 2.60% 2049[12]	250	262
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A-S, 3.102% 2049[12]	3,000	3,243
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[12]	5,280	5,880
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451% 2050[12]	559	603
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[12]	1,730	1,893
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.761% 2049[6,12]	567	604
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,12]	49,845	52,070
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A5, 3.405% 2047[12]	290	313
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54% 2048[12]	4,380	4,766
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.695% 2048[12]	1,400	1,539
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[12]	7,091	7,674
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809% 2048[12]	1,137	1,257
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[6,12]	585	619
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[12]	865	881
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 2049[12]	6,190	6,519
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 2049[12]	380	410
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[12]	6,370	7,115
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4, 3.581% 2050[12]	1,154	1,279
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A5, 3.817% 2050[12]	2,302	2,480
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class A3, 3.888% 2051[12]	6,500	7,279
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[12]	3,898	4,251
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 2057[4,12]	1,667	1,635
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.708% 2058[6,12]	1,000	1,066
Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class A4, 3.065% 2059[12]	3,853	4,086
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 2059[12]	1,320	1,442
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[12]	600	657
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[12]	510	565
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B, 5.901% 2044[4,6,12]	1,500	1,503
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class AS, 3.311% 2045[12]	255	263
WF-RBS Commercial Mortgage Trust, Series 2013-C13, Class B, 3.553% 2045[12]	500	519
WF-RBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.714% 2045[6,12]	1,000	1,028
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B, 4.311% 2045[12]	5,500	5,647
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class B, 4.697% 2045[12]	415	423
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class B, 5.171% 2046[6,12]	1,450	1,536
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.723% 2047[6,12]	2,000	2,129
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class B, 3.863% 2048[6,12]	2,000	2,079
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A4, 3.488% 2057[12]	2,038	2,155
		496,541

Total mortgage-backed obligations		9,432,242

Asset-backed obligations 2.85%
Aesop Funding LLC, Series 2019-1A, Class A, 3.45% 2023[4,12]	11,605	11,792
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[4,12]	6,155	6,391
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[4,12]	10,350	11,003
Aesop Funding LLC, Series 2019-2A, Class D, 3.04% 2025[4,12]	9,000	9,073
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[4,12]	9,410	10,104
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[4,12]	47,950	51,842
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[4,12]	12,814	13,380
Aesop Funding LLC, Series 2019-3A, Class A, 2.36% 2026[4,12]	6,460	6,769
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[4,12]	22,390	22,410
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[4,12]	3,398	3,401
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,12]	6,472	6,679
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[4,12]	1,211	1,212
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,12]	1,660	1,761

42	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Aesop Funding LLC, Series 2021-1A, Class D, 3.71% 2027[4,12]	$5,000	$5,001
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[4,12]	3,581	3,912
Affirm Asset Securitization Trust, Series 2021-A, Class A, 0.88% 2025[4,12]	14,038	14,063
Affirm Asset Securitization Trust, Series 2020-A, Class A, 2.10% 2025[4,12]	3,186	3,216
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,12]	7,643	7,781
American Credit Acceptance Receivables Trust, Series 2020-1, Class D, 2.39% 2026[4,12]	1,530	1,568
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,12]	4,048	4,053
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,12]	2,226	2,222
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[12]	238	239
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[12]	6,085	6,112
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[12]	6,765	6,813
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[12]	15,943	16,125
Ballyrock, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.155% 2030[4,6,12]	3,290	3,290
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,12]	755	767
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 2031[4,12]	4,310	4,514
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[4,12]	2,066	2,067
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 2033[4,12]	914	922
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443% 2046[4,12]	25,657	25,870
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.446% 2046[4,12]	2,885	2,914
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[12]	650	677
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[12]	580	578
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[12]	568	565
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[12]	7,807	7,810
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,12]	94,521	96,137
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,12]	13,043	13,262
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,12]	11,395	11,599
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,12]	1,489	1,511
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[4,12]	69,913	70,457
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[4,12]	6,042	6,103
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[4,12]	8,069	8,126
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[4,12]	1,620	1,636
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[4,12]	1,908	1,947
CLI Funding V LLC, Series 2020-2A, Class B, 3.56% 2045[4,12]	631	648
CLI Funding V LLC, Series 2020-1A, Class B, 3.62% 2045[4,12]	1,136	1,169
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[4,12]	13,075	12,993
CLI Funding V LLC, Series 2021-1A, Class B, 2.38% 2046[4,12]	1,468	1,456
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[4,6,12]	3,306	3,327
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[4,12]	2,233	2,250
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,12]	2,169	2,195
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,12]	4,273	4,399
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,12]	5,325	5,441
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,12]	1,915	1,915
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,12]	1,643	1,636
CPS Auto Receivables Trust, Series 2020-C, Class C, 1.71% 2026[4,12]	2,829	2,876
CPS Auto Receivables Trust, Series 2020-B, Class C, 3.30% 2026[4,12]	681	699
CPS Auto Receivables Trust, Series 2020-B, Class D, 4.75% 2026[4,12]	598	638
Credit Acceptance Auto Loan Trust, Series 2018-3A, Class C, 4.04% 2027[4,12]	1,485	1,513
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class A, 1.37% 2029[4,12]	3,739	3,786
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class B, 1.93% 2029[4,12]	2,839	2,895
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,12]	15,748	16,026
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39% 2029[4,12]	4,118	4,233
Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.73% 2029[4,12]	2,092	2,172
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[4,12]	12,100	12,134
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 0.253% 2035[6,12]	1,154	1,128
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 0.213% 2037[6,12]	1,962	1,899
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 0.223% 2037[6,12]	2,979	2,891
Drive Auto Receivables Trust, Series 2021-1, Class A2, 0.36% 2023[12]	21,976	21,988
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44% 2024[12]	12,750	12,778
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[12]	2,050	2,058
Drive Auto Receivables Trust, Series 2018-1, Class D, 3.81% 2024[12]	28	28
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[12]	7,572	7,589
Drive Auto Receivables Trust, Series 2020-2, Class B, 1.42% 2025[12]	1,535	1,551
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[12]	12,690	12,931

The Bond Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[12]	$8,656	$8,781
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28% 2026[12]	8,278	8,499
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[12]	3,573	3,639
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[12]	6,030	6,275
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[12]	16,107	16,188
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 2028[12]	10,586	11,024
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[12]	12,158	12,243
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[4,12]	2,640	2,647
Drivetime Auto Owner Trust, Series 2019-3, Class B, 2.60% 2023[4,12]	516	517
Drivetime Auto Owner Trust, Series 2019-2A, Class B, 2.99% 2023[4,12]	682	683
Drivetime Auto Owner Trust, Series 2020-1, Class B, 2.16% 2024[4,12]	2,000	2,021
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,12]	1,925	1,950
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,12]	2,870	2,968
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,12]	5,765	5,842
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,12]	6,800	7,020
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,12]	2,279	2,279
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,12]	1,242	1,239
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,12]	3,269	3,299
Drivetime Auto Owner Trust, Series 2020-2A, Class C, 3.28% 2026[4,12]	1,861	1,937
Drivetime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 2026[4,12]	1,813	1,967
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,12]	3,538	3,549
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,12]	3,693	3,708
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,12]	2,495	2,511
Dryden Senior Loan Fund, Series 2014-33A, Class AR3, CLO, (3-month USD-LIBOR + 1.00%) 1.184% 2029[4,6,12]	2,291	2,291
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[4,12]	1,579	1,585
Exeter Automobile Receivables Trust, Series 2020-2A, Class A, 1.13% 2023[4,12]	280	280
Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.58% 2023[4,12]	1,463	1,465
Exeter Automobile Receivables Trust, Series 2017-3A, Class C, 3.68% 2023[4,12]	1,158	1,175
Exeter Automobile Receivables Trust, Series 2020-2A, Class B, 2.08% 2024[4,12]	1,580	1,593
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26% 2024[4,12]	3,415	3,432
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,12]	9,000	9,115
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,12]	6,736	6,809
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[4,12]	2,043	2,057
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[12]	10,267	10,277
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[12]	3,432	3,469
Exeter Automobile Receivables Trust, Series 2020-1A, Class C, 2.49% 2025[4,12]	6,890	7,015
Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58% 2025[4,12]	15,000	15,412
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,12]	5,000	5,142
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,12]	15,535	16,036
Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.28% 2025[4,12]	2,715	2,806
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,12]	10,000	10,354
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[12]	11,158	11,190
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[12]	2,977	3,030
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 2026[4,12]	2,055	2,204
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[12]	16,131	16,134
First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.89% 2024[4,12]	200	201
First Investors Auto Owner Trust, Series 2021-1A, Class B, 0.89% 2027[4,12]	2,100	2,104
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 2027[4,12]	950	955
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,12]	43,841	43,817
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,12]	45,619	47,400
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,12]	19,385	20,933
Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.37% 2033[4,12]	21,970	22,156
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[12]	2,625	2,688
Freedom Financial, Series 2021-2, Class A, 0.68% 2028[4,12]	8,457	8,463
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[4,12]	925	925
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[4,12]	10,215	10,275
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[4,12]	277	280
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 2041[4,12]	2,930	2,936
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[4,12]	9,943	10,464
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,12]	6,837	6,930
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,12]	1,443	1,480
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,12]	7,071	7,148
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[4,12]	1,382	1,408
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,12]	72,657	72,439
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[12]	786	812
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[12]	1,111	1,157

44	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
GM Financial Automobile Leasing Trust, Series 2020-4, Class C, 1.05% 2026[12]	$3,700	$3,712
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 0.273% 2041[4,6,12]	578	566
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 0.273% 2041[4,6,12]	315	314
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[4,12]	85,265	85,599
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[4,12]	8,413	8,452
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[4,12]	3,902	3,923
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[4,12]	92,439	92,755
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[4,12]	7,029	7,068
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[4,12]	4,138	4,168
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-3A, Class A, 2.67% 2021[4,12]	232	233
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-1A, Class A, 2.96% 2021[4,12]	103	103
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-2A, Class B, 3.94% 2022[4,12]	30	30
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2016-4A, Class A, 2.65% 2022[4,12]	357	358
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2017-2A, Class A, 3.29% 2023[4,12]	1,927	1,931
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-1A, Class A, 3.71% 2023[4,12]	293	294
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,12]	2,220	2,228
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2018-3A, Class A, 4.03% 2024[4,12]	936	941
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-3A, Class A, 2.67% 2025[4,12]	8,157	8,195
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2019-2A, Class A, 3.42% 2025[4,12]	4,022	4,023
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 1.022% 2035[6,12]	993	995
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.186% 2030[4,6,12]	5,100	5,100
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.334% 2029[4,6,12]	5,950	5,950
Mercury Financial, Series 2021-1A, Class A, 1.54% 2026[4,12]	23,200	23,285
Navient Student Loan Trust, Series 2020-CA, Class A2A, 2.15% 2068[4,12]	8,217	8,452
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[4,12]	10,930	10,920
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[4,12]	9,009	9,012
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,12]	44,697	44,832
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,12]	51,369	51,438
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42% 2062[4,12]	112,367	112,766
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.146% 2030[4,6,12]	1,645	1,645
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[4,12]	15,641	15,754
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class B, 2.28% 2027[4,12]	700	706
Oportun Funding LLC, Series 2021-A, Class A, 1.21% 2028[4,12]	5,033	5,050
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[4,12]	10,536	10,573
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[4,6,12]	8,255	8,326
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.158% 2027[4,6,12]	7,307	7,311
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.238% 2027[4,6,12]	12,588	12,596
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.147% 2028[4,6,12]	12,543	12,553
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.055% 2029[4,6,12]	2,624	2,624
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[4,12]	51,095	50,883
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,12]	3,940	4,009
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,12]	2,435	2,497
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 0.222% 2036[6,12]	148	146
Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.96% 2024[12]	2,700	2,714
Santander Drive Auto Receivables Trust, Series 2019-2, Class B, 2.79% 2024[12]	1,265	1,268
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[12]	8,621	8,790

The Bond Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[12]		$9,308	$9,328
Santander Drive Auto Receivables Trust, Series 2020-2, Class C, 1.46% 2025[12]		6,125	6,197
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[12]		4,975	5,141
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[12]		25,000	26,247
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[12]		17,331	17,373
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[12]		12,159	12,273
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[12]		5,159	5,229
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[12]		11,111	11,135
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,12]		17,995	18,037
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,12]		3,313	3,361
SMB Private Education Loan Trust, Series 2021-A, Class A1, (1-month USD-LIBOR + 0.50%) 0.573% 2053[4,6,12]		4,012	4,019
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[4,12]		8,383	8,269
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.264% 2030[4,6,12]		2,680	2,680
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[4,12]		7,033	7,103
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[4,12]		519	530
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,12]		3,060	3,088
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,12]		17,079	17,387
Textainer Marine Containers, Ltd., Series 2020-1A, Class B, 4.94% 2045[4,12]		7,215	7,507
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,12]		17,880	18,155
Towd Point Mortgage Trust, Series 2015-3, Class M1, 4.00% 2054[4,6,12]		4,715	4,857
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,12]		6,000	6,330
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[4,12]		5,335	5,429
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[4,6,12]		27,912	27,958
Triton Container Finance LLC, Series 2021-1A, Class A, 1.86% 2046[4,12]		13,690	13,641
Triton Container Finance LLC, Series 2021-1A, Class B, 2.58% 2046[4,12]		1,129	1,124
Westlake Automobile Receivables Trust, Series 2019-3A, Class A2, 2.15% 2023[4,12]		9,394	9,424
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[4,12]		856	859
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,12]		4,153	4,194
Westlake Automobile Receivables Trust, Series 2020-2, Class C, 2.01% 2025[4,12]		3,345	3,410
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,12]		10,314	10,318
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,12]		13,309	13,320
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,12]		8,825	8,833
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,12]		8,060	8,167
Westlake Automobile Receivables Trust, Series 2020-2, Class D, 2.76% 2026[4,12]		5,225	5,410
			2,096,965

Bonds & notes of governments & government agencies outside the U.S. 2.17%
Abu Dhabi (Emirate of) 2.50% 2025[4]		15,710	16,711
Abu Dhabi (Emirate of) 3.125% 2026		10,000	10,943
Abu Dhabi (Emirate of) 3.125% 2027[4]		17,700	19,460
Abu Dhabi (Emirate of) 2.50% 2029		1,800	1,884
Abu Dhabi (Emirate of) 3.875% 2050[4]		9,900	11,432
Abu Dhabi (Emirate of) 2.70% 2070[4]		4,925	4,477
Angola (Republic of) 8.00% 2029[4]		5,000	5,144
Argentine Republic 1.00% 2029		1,034	394
Argentine Republic 0.125% 2030 (0.50% on 7/9/2021)[5]		12,086	4,360
Argentine Republic 0% 2035		25,700	302
Argentine Republic 0.125% 2035 (1.125% on 7/9/2021)[5]		5,349	1,707
Asian Development Bank 1.50% 2024		15,979	16,465
Asian Development Bank 1.00% 2026		4,726	4,742
Asian Development Bank 2.50% 2027		3,451	3,739
Asian Development Bank 2.75% 2028		3,018	3,307
Bermuda 2.375% 2030[4]		2,840	2,847
Bermuda 3.375% 2050[4]		8,200	8,317
China Development Bank Corp., Series 2012, 3.34% 2025	CNY	53,800	8,372
Colombia (Republic of) 5.75% 2027	COP	152,975,600	39,053
Colombia (Republic of) 4.125% 2051		$18,640	17,724
Costa Rica (Republic of) 7.00% 2044		2,178	2,260
Cote d’Ivoire (Republic of) 6.375% 2028[4]		7,275	8,039
Dominican Republic 6.875% 2026[4]		4,300	4,993
Dominican Republic 6.40% 2049[4]		1,648	1,776
Egypt (Arab Republic of) 4.55% 2023[4]		5,100	5,299
Egypt (Arab Republic of) 5.577% 2023[4]		1,690	1,779
Egypt (Arab Republic of) 4.75% 2026		€3,000	3,720

46	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Egypt (Arab Republic of) 6.588% 2028[4]		$1,610	$1,707
Egypt (Arab Republic of) 5.625% 2030		€1,060	1,266
Egypt (Arab Republic of) 7.053% 2032[4]		$5,100	5,244
Egypt (Arab Republic of) 8.50% 2047[4]		2,245	2,347
European Investment Bank 2.25% 2024		7,800	8,210
European Investment Bank 1.625% 2025		33,983	35,136
European Investment Bank 2.375% 2027		2,792	2,998
Export-Import Bank of China 2.93% 2025	CNY	242,000	37,154
Export-Import Bank of India 3.375% 2026		$7,000	7,474
Export-Import Bank of India 3.875% 2028		3,000	3,253
Export-Import Bank of India 3.25% 2030		9,100	9,265
Export-Import Bank of India 2.25% 2031[4]		25,000	23,225
Gabonese Republic 6.375% 2024		772	825
Gabonese Republic 6.95% 2025		700	760
Gabonese Republic 6.625% 2031[4]		600	606
Guatemala (Republic of) 4.50% 2026		1,700	1,870
Guatemala (Republic of) 4.375% 2027		3,975	4,345
Honduras (Republic of) 7.50% 2024		3,330	3,576
Honduras (Republic of) 6.25% 2027[4]		1,400	1,535
Honduras (Republic of) 6.25% 2027		968	1,061
Indonesia (Republic of) 3.85% 2030		750	836
Indonesia (Republic of) 6.625% 2037		12,000	16,594
Indonesia (Republic of) 4.20% 2050		1,785	2,037
Inter-American Development Bank 1.75% 2025		7,639	7,933
Inter-American Development Bank 1.125% 2031		4,614	4,457
International Bank for Reconstruction and Development 0.75% 2025		4,974	4,984
International Bank for Reconstruction and Development 1.625% 2025		12,573	13,010
International Bank for Reconstruction and Development 0.875% 2026		6,004	5,994
Israel (State of) 3.375% 2050		4,630	4,957
Israel (State of) 3.875% 2050		37,900	43,951
Japan Bank for International Cooperation 3.125% 2021		76,664	76,777
Japan Bank for International Cooperation 1.875% 2031		6,576	6,705
Jordan (Hashemite Kingdom of) 6.125% 2026[4]		2,890	3,141
Jordan (Hashemite Kingdom of) 5.75% 2027[4]		615	663
Kazakhstan (Republic of) 6.50% 2045		3,000	4,396
Kazakhstan (Republic of) 6.50% 2045[4]		2,250	3,297
Kenya (Republic of) 6.875% 2024[4]		6,425	7,082
KfW 0.25% 2024		3,713	3,696
KfW 0.625% 2026		6,778	6,721
Morocco (Kingdom of) 4.25% 2022		5,400	5,679
Morocco (Kingdom of) 2.375% 2027[4]		7,000	6,887
Morocco (Kingdom of) 1.50% 2031		€15,000	16,735
Morocco (Kingdom of) 3.00% 2032[4]		$10,000	9,684
Morocco (Kingdom of) 5.50% 2042		25,300	28,844
Morocco (Kingdom of) 5.50% 2042[4]		1,500	1,710
Morocco (Kingdom of) 4.00% 2050[4]		7,700	7,161
Panama (Republic of) 3.75% 2026[4]		41,695	45,067
Panama (Republic of) 3.875% 2028		10,000	10,988
Panama (Republic of) 2.252% 2032		36,365	34,949
Panama (Republic of) 4.50% 2047		1,090	1,243
Panama (Republic of) 4.50% 2050		6,700	7,626
Panama (Republic of) 4.30% 2053		5,080	5,646
Panama (Republic of) 4.50% 2056		8,915	10,110
Panama (Republic of) 3.87% 2060		39,858	40,799
Panama Bonos Del Tesoro 3.362% 2031		28,000	28,107
Paraguay (Republic of) 4.95% 2031[4]		5,000	5,756
Paraguay (Republic of) 2.739% 2033[4]		1,618	1,582
Paraguay (Republic of) 5.60% 2048[4]		1,980	2,334
Peru (Republic of) 5.94% 2029	PEN	41,000	11,667
Peru (Republic of) 2.783% 2031		$59,900	61,173
Peru (Republic of) 6.15% 2032	PEN	34,900	9,518
Peru (Republic of) 2.78% 2060		$39,745	35,553
PETRONAS Capital, Ltd. 3.50% 2030		9,000	9,873
PETRONAS Capital, Ltd. 3.50% 2030[4]		4,450	4,882
PETRONAS Capital, Ltd. 4.55% 2050[4]		5,695	7,041
Philippines (Republic of) 1.648% 2031		17,514	16,941
Philippines (Republic of) 6.375% 2034		18,000	25,438

The Bond Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Philippines (Republic of) 3.95% 2040	$4,000	$4,453
Philippines (Republic of) 3.70% 2041	19,000	20,601
Philippines (Republic of) 3.70% 2042	21,300	23,029
Philippines (Republic of) 2.65% 2045	13,236	12,264
Philippines (Republic of) 2.95% 2045	15,091	14,606
Philippines (Republic of) 3.20% 2046	9,100	9,145
Poland (Republic of) 3.25% 2026	6,600	7,287
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	3,719	3,785
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	2,050	2,267
PT Indonesia Asahan Aluminium Tbk 4.75% 2025	10,000	11,051
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	3,310	3,658
PT Indonesia Asahan Aluminium Tbk 6.53% 2028	8,528	10,474
PT Indonesia Asahan Aluminium Tbk 6.53% 2028[4]	1,867	2,293
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	910	1,059
PT Indonesia Asahan Aluminium Tbk 6.757% 2048[4]	655	851
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	2,690	3,185
Qatar (State of) 3.875% 2023[4]	10,830	11,510
Qatar (State of) 4.50% 2028[4]	47,055	55,621
Qatar (State of) 3.75% 2030[4]	39,070	44,291
Qatar (State of) 4.40% 2050[4]	32,960	40,194
Romania 3.624% 2030	€3,592	4,934
Romania 2.00% 2032	1,400	1,682
Romania 3.50% 2034	7,600	10,292
Romania 3.50% 2034	6,485	8,782
Russian Federation 2.875% 2025	7,500	9,733
Russian Federation 4.375% 2029	$23,400	26,404
Russian Federation 1.85% 2032	€12,500	14,498
Russian Federation 5.10% 2035	$52,800	62,899
Russian Federation 5.10% 2035[4]	800	953
Russian Federation 5.25% 2047	10,000	12,593
Saudi Arabia (Kingdom of) 3.25% 2026[4]	4,170	4,552
Saudi Arabia (Kingdom of) 3.628% 2027[4]	3,800	4,192
Saudi Arabia (Kingdom of) 3.625% 2028[4]	3,110	3,443
Saudi Arabia (Kingdom of) 2.25% 2033[4]	25,000	24,336
Saudi Arabia (Kingdom of) 4.50% 2046	8,000	9,404
Saudi Arabia (Kingdom of) 3.45% 2061[4]	23,000	23,016
Tunisia (Republic of) 5.625% 2024	€3,000	3,326
Turkey (Republic of) 4.25% 2026	$9,300	8,958
Turkey (Republic of) 4.875% 2026	2,380	2,335
Ukraine 7.75% 2021	7,900	7,979
Ukraine 6.75% 2026	€453	587
United Mexican States 3.90% 2025	$1,010	1,122
United Mexican States 3.25% 2030	3,120	3,229
United Mexican States 2.659% 2031	6,583	6,447
United Mexican States 4.75% 2044	2,500	2,770
United Mexican States 5.00% 2051	9,010	10,253
United Mexican States 3.75% 2071	11,315	10,364
United Mexican States 5.75% 2110	3,850	4,615
		1,596,649

Municipals 0.73%
California 0.02%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	6,585	6,609
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	5,150	5,106
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	340	346
		12,061

Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	2,035	2,137

48	The Bond Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Illinois 0.54%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	$14,400	$17,671
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	56,485	69,043
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	5,770	7,377
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,324
G.O. Bonds, Series 2012-B, 4.85% 2022	2,305	2,344
G.O. Bonds, Series 2013-B, 4.31% 2023	7,325	7,653
G.O. Bonds, Series 2020-A, 3.14% 2024	1,520	1,572
G.O. Bonds, Series 2020-A, 3.24% 2025	2,245	2,326
G.O. Bonds, Series 2021-A, 5.00% 2026	1,400	1,664
G.O. Bonds, Series 2021-B, 5.00% 2026	1,000	1,188
G.O. Bonds, Series 2013-B, 4.91% 2027	3,250	3,641
G.O. Bonds, Series 2019-A, 5.70% 2031	7,530	8,806
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	31,149	33,296
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	161,540	190,076
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	7,945	9,426
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021	2,218	2,218
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,245
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,950
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.05% 2024	1,905	2,108
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	5,725	7,154
G.O. Rev. Ref. Bonds, Series 2016, 6.15% 2025	6,205	7,067
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.03% 2050 (put 2025)[6]	6,275	6,424
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	770	826
		394,399

Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046	675	718

Kentucky 0.00%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	825	870

Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	2,190	2,296

Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	1,625	1,677

Massachusetts 0.00%
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	475	502

Michigan 0.02%
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-2, 4.60% 2022	2,650	2,693
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	9,475	10,137
		12,830

Minnesota 0.01%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	365	384
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	2,995	3,201
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,895	2,004
		5,589

The Bond Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Missouri 0.00%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	$730	$777

Nebraska 0.00%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	605	631
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,185	2,323
		2,954

New Jersey 0.01%
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,714

New York 0.06%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	39,115	39,536
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	1,140	1,196
		40,732

Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	24,710	25,937

South Carolina 0.00%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	580	631
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	2,330	2,462
		3,093

Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	795	850
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	380	396
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	1,860	1,979
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	2,425	2,595
		5,820

Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	8,155	8,345
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,627
		14,972

Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	660	711

Wisconsin 0.00%
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	1,170	1,230
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,690	1,778
		3,008

Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	430	450

Total municipals		537,247

50	The Bond Fund of America

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Federal agency bonds & notes 0.24%
Fannie Mae 0.375% 2025		$27,866	$27,457
Fannie Mae 0.625% 2025[2]		124,000	123,882
Fannie Mae 1.625% 2025		25,352	26,267
			177,606

Total bonds, notes & other debt instruments (cost: $69,617,809,000)			70,987,496

Common stocks 0.06%		Shares
Health care 0.05%
Rotech Healthcare, Inc.[9,10,14,15]		342,069	36,774

Consumer discretionary 0.01%
MYT Holding Co., Class B9,14		521,407	2,894
NMG Parent LLC[9,14]		3,867	522
NMG Parent LLC[4,9,14]		728	87
			3,503

Energy 0.00%
Diamond Offshore Drilling, Inc.[14]		472,031	2,997

Total common stocks (cost: $25,286,000)			43,274

Preferred securities 0.01%
Financials 0.01%
CoBank, ACB, Class E, noncumulative preferred shares[4]		6,250	4,375

Total preferred securities (cost: $5,820,000)			4,375

Rights & warrants 0.00%
Consumer discretionary 0.00%
NMG Parent LLC, warrants, expire 2027[9,14]		18,410	421

Total rights & warrants (cost: $112,000)			421

Short-term securities 8.64%
Money market investments 8.62%
Capital Group Central Cash Fund 0.04%[16,17]		63,379,208	6,337,921

Coupon rate		Principal amount (000)
Interest bearing bills & notes 0.02%
Pacific Gas and Electric Co. (3-month USD-LIBOR + 1.375%) 11/15/2021[6]	1.531%	$15,000	15,024

Total short-term securities (cost: $6,353,145,000)			6,352,945
Total investment securities 105.25% (cost: $76,002,172,000)			77,388,511
Other assets less liabilities (5.25)%			(3,859,212)

Net assets 100.00%			$73,529,299

The Bond Fund of America	51

Futures contracts

						Unrealized
						appreciation
				Notional	Value at	(depreciation)
		Number of		amount [18]	6/30/2021 [19]	at 6/30/2021
Contracts	Type	contracts	Expiration	(000)	(000)	(000)
90 Day Euro Dollar Futures	Long	57	March 2022	$14,250	$14,222	$2
90 Day Euro Dollar Futures	Long	13,339	December 2022	3,334,750	3,317,409	452
90 Day Euro Dollar Futures	Long	3,860	June 2023	965,000	957,473	(1,472)
90 Day Euro Dollar Futures	Long	1,309	September 2023	327,250	323,977	(580)
90 Day Euro Dollar Futures	Short	5,169	December 2024	(1,292,250)	(1,272,285)	(1,228)
2 Year U.S. Treasury Note Futures	Long	6,737	October 2021	1,347,400	1,484,298	(2,532)
5 Year U.S. Treasury Note Futures	Long	51,132	October 2021	5,113,200	6,311,207	(15,633)
10 Year Euro-Bund Futures	Short	293	September 2021	€(29,300)	(59,969)	(334)
10 Year U.S. Treasury Note Futures	Short	13,624	September 2021	$(1,362,400)	(1,805,180)	(4,697)
10 Year Ultra U.S. Treasury Note Futures	Short	46,504	September 2021	(4,650,400)	(6,845,534)	(96,772)
20 Year U.S. Treasury Bond Futures	Long	9,946	September 2021	994,600	1,598,819	40,662
30 Year Ultra U.S. Treasury Bond Futures	Long	9,281	September 2021	928,100	1,788,333	47,045
						$(35,087)

Forward currency contracts

				Unrealized
				appreciation
Contract amount				(depreciation)
Purchases	Sales		Settlement	at 6/30/2021
(000)	(000)	Counterparty	date	(000)
USD11,053	PEN42,500	Morgan Stanley	7/6/2021	$10
PEN42,500	USD11,076	Morgan Stanley	7/6/2021	(33)
USD2,379	MXN47,221	HSBC Bank	7/16/2021	15
USD425	EUR351	Citibank	7/16/2021	9
USD40,992	COP151,894,400	Goldman Sachs	7/19/2021	557
USD45,131	CNH290,000	UBS AG	7/19/2021	358
USD4,633	EUR3,819	Goldman Sachs	7/19/2021	103
USD23,082	EUR19,334	Bank of America	7/21/2021	146
USD48,592	EUR40,708	Goldman Sachs	7/28/2021	294
USD11,105	PEN42,500	Morgan Stanley	8/6/2021	35
USD11,053	PEN42,500	Morgan Stanley	9/3/2021	(22)
USD1,326	MXN26,984	Bank of America	12/16/2021	3
USD884	MXN18,030	Bank of America	12/16/2021	— [1]
USD857	MXN17,930	Bank of America	12/16/2021	(22)
				$1,453

Swap contracts

Interest rate swaps

						Unrealized
					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	6/30/2021	received	at 6/30/2021
Receive	Pay	date	(000)	(000)	(000)	(000)
0.0855%	U.S. EFFR	2/9/2023	$330,000	$(423)	$—	$(423)
U.S. EFFR	0.186%	2/18/2024	220,000	962	—	962
0.2405%	U.S. EFFR	3/1/2024	45,100	(140)	—	(140)
U.S. EFFR	0.1975%	10/21/2025	147,000	2,950	—	2,950
0.9495%	3-month USD-LIBOR	3/23/2026	18,775	39	—	39
0.888%	3-month USD-LIBOR	10/26/2030	35,000	(1,529)	—	(1,529)
U.S. EFFR	0.666%	11/19/2030	28,500	1,315	—	1,315
2.432%	3-month USD-LIBOR	9/21/2037	2,000	229	—	229
2.987%	3-month USD-LIBOR	2/7/2038	37,000	7,370	—	7,370
3.193%	3-month USD-LIBOR	5/21/2038	45,000	10,477	—	10,477
3.062%	3-month USD-LIBOR	7/31/2038	23,500	5,039	—	5,039
2.835%	3-month USD-LIBOR	1/10/2039	21,500	3,909	—	3,909
2.874%	3-month USD-LIBOR	2/6/2039	13,900	2,618	—	2,618

52	The Bond Fund of America

Swap contracts (continued)

Interest rate swaps (continued)

						Unrealized
					Upfront	(depreciation)
				Value at	premium	appreciation
		Expiration	Notional	6/30/2021	received	at 6/30/2021
Receive	Pay	date	(000)	(000)	(000)	(000)
2.7055%	3-month USD-LIBOR	4/17/2039	$41,900	$6,822	$—	$6,822
3-month USD-LIBOR	0.81%	7/28/2045	449,300	86,054	(266)	86,320
3-month USD-LIBOR	1.1465%	10/20/2045	45,000	5,558	—	5,558
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	500	—	500
2.9075%	3-month USD-LIBOR	4/16/2048	7,000	1,812	—	1,812
3-month USD-LIBOR	0.811%	7/27/2050	445,000	100,227	—	100,227
3-month USD-LIBOR	1.171%	10/20/2050	40,000	5,605	—	5,605
3-month USD-LIBOR	1.23188%	11/6/2050	25,000	3,143	—	3,143
3-month USD-LIBOR	1.24675%	11/25/2050	17,000	2,078	—	2,078
3-month USD-LIBOR	1.972%	4/26/2051	65,600	(3,489)	—	(3,489)
3-month USD-LIBOR	1.9855%	4/26/2051	97,700	(5,517)	—	(5,517)
3-month USD-LIBOR	1.953%	4/27/2051	65,600	(3,186)	—	(3,186)
3-month USD-LIBOR	1.9895%	4/27/2051	101,200	(5,814)	—	(5,814)
3-month USD-LIBOR	1.9778%	4/28/2051	38,400	(2,097)	—	(2,097)
3-month USD-LIBOR	2.028%	5/12/2051	3,000	(201)	—	(201)
					$(266)	$224,577

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

					Upfront	Unrealized
				Value at	premium	depreciation
	Pay/	Expiration	Notional	6/30/2021	paid	at 6/30/2021
Receive	Payment frequency	date	(000)	(000)	(000)	(000)
CDX.EM.35	1.00%/Quarterly	6/20/2026	$95,000	$2,479	$3,547	$(1,068)

Centrally cleared credit default swaps on credit indices — sell protection

					Upfront	Unrealized
				Value at	premium	appreciation
Receive/		Expiration	Notional	6/30/2021	paid	at 6/30/2021
Payment frequency	Pay	date	(000)	(000)	(000)	(000)
1.00%/Quarterly	CDX.NA.IG.36	6/20/2026	$500,000	$12,697	$12,143	$554

Investments in affiliates17

	Value of			Net	Net	Value of
	affiliate at			realized	unrealized	affiliate at	Dividend
	1/1/2021	Additions	Reductions	loss	depreciation	6/30/2021	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 8.62%
Money market investments 8.62%
Capital Group Central Cash Fund 0.04%[16]	$16,368,185	$10,616,503	$20,645,940	$(225)	$ (602)	$6,337,921	$ 4,839

The Bond Fund of America	53

[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $203,288,000, which represented .28% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,933,461,000, which represented 12.15% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $122,952,000, which represented .17% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $4,968,000, which represented less than .01% of the net assets of the fund.
[12]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[13]	Purchased on a TBA basis.
[14]	Security did not produce income during the last 12 months.
[15]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[16]	Rate represents the seven-day yield at 6/30/2021.
[17]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Notional amount is calculated based on the number of contracts and notional contract size.
[19]	Value is calculated based on the notional amount and current market price.

				Percent
	Acquisition	Cost	Value	of net
Private placement security	date	(000)	(000)	assets
Rotech Healthcare Inc.	9/26/2013	$12,646	$36,774.05%

Key to abbreviations and symbols

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

CLO = Collateralized Loan Obligations

CNH/CNY = Chinese yuan renminbi

COP = Colombian pesos

Dept. = Department

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

EUR/€ = Euros

Fac. = Facility

Fin. = Finance

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

PEN = Peruvian nuevos soles

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

SOFR = Secured Overnight Financing Rate

TBA = To-be-announced

USD/$ = U.S. dollars

See notes to financial statements.

54	The Bond Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2021	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $69,664,052)	$71,050,590
Affiliated issuers (cost: $6,338,120)	6,337,921	$77,388,511
Cash		10,988
Cash denominated in currencies other than U.S. dollars (cost: $56)		58
Unrealized appreciation on open forward currency contracts		1,530
Receivables for:
Sales of investments	19,428,493
Sales of fund’s shares	136,724
Dividends and interest	321,569
Variation margin on futures contracts	20,860
Variation margin on swap contracts	1,473	19,909,119
		97,310,206

Liabilities:
Unrealized depreciation on open forward currency contracts		77
Payables for:
Purchases of investments	23,637,981
Repurchases of fund’s shares	75,754
Dividends on fund’s shares	4,984
Investment advisory services	9,713
Services provided by related parties	13,371
Trustees’ deferred compensation	731
Variation margin on futures contracts	26,256
Variation margin on swap contracts	11,619
Other	421	23,780,830
Net assets at June 30, 2021		$73,529,299

Net assets consist of:
Capital paid in on shares of beneficial interest		$72,018,072
Total distributable earnings		1,511,227
Net assets at June 30, 2021		$73,529,299

See notes to financial statements.

The Bond Fund of America	55

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (5,449,110 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$29,863,719	2,213,141	$13.49
Class C	777,568	57,624	13.49
Class T	11	1	13.49
Class F-1	1,114,367	82,584	13.49
Class F-2	18,852,043	1,397,087	13.49
Class F-3	5,568,628	412,680	13.49
Class 529-A	1,515,852	112,337	13.49
Class 529-C	80,401	5,958	13.49
Class 529-E	50,106	3,713	13.49
Class 529-T	12	1	13.49
Class 529-F-1	10	1	13.49
Class 529-F-2	170,953	12,669	13.49
Class 529-F-3	10	1	13.49
Class R-1	41,578	3,081	13.49
Class R-2	430,543	31,907	13.49
Class R-2E	45,162	3,347	13.49
Class R-3	702,807	52,084	13.49
Class R-4	606,862	44,973	13.49
Class R-5E	154,469	11,447	13.49
Class R-5	182,441	13,520	13.49
Class R-6	13,371,757	990,954	13.49

See notes to financial statements.

56	The Bond Fund of America

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2021	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $163)	$643,092
Dividends (includes $4,839 from affiliates)	4,860	$647,952
Fees and expenses*:
Investment advisory services	55,960
Distribution services	48,959
Transfer agent services	29,442
Administrative services	10,779
Reports to shareholders	1,005
Registration statement and prospectus	3,428
Trustees’ compensation	167
Auditing and legal	20
Custodian	106
Other	615
Total fees and expenses before reimbursement	150,481
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		150,481
Net investment income		497,471

Net realized gain and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(99,612)
Affiliated issuers	(225)
Futures contracts	110,652
Forward currency contracts	351
Swap contracts	31,455
Currency transactions	60	42,681
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(1,407,753)
Affiliated issuers	(602)
Futures contracts	(41,218)
Forward currency contracts	1,773
Swap contracts	32,533
Currency translations	(86)	(1,415,353)
Net realized gain and unrealized depreciation		(1,372,672)

Net decrease in net assets resulting from operations		$(875,201)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

The Bond Fund of America	57

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Six months ended June 30, 2021*	Year ended December 31, 2020
Operations:
Net investment income	$497,471	$1,012,536
Net realized gain	42,681	2,750,281
Net unrealized (depreciation) appreciation	(1,415,353)	2,021,287
Net (decrease) increase in net assets resulting from operations	(875,201)	5,784,104

Distributions paid or accrued to shareholders	(658,914)	(3,310,485)

Net capital share transactions	4,824,023	17,318,680

Total increase in net assets	3,289,908	19,792,299

Net assets:
Beginning of period	70,239,391	50,447,092
End of period	$73,529,299	$70,239,391

*	Unaudited.

See notes to financial statements.

58	The Bond Fund of America

Notes to financial statements	unaudited

1. Organization

The Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks as high a level of current income as is consistent with the preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

The Bond Fund of America	59

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

60	The Bond Fund of America

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of June 30, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$32,120,288	$—	$32,120,288
Corporate bonds, notes & loans	—	25,021,531	4,968	25,026,499
Mortgage-backed obligations	—	9,432,242	—	9,432,242
Asset-backed obligations	—	2,096,965	—	2,096,965
Bonds & notes of governments & government agencies outside the U.S.	—	1,596,649	—	1,596,649
Municipals	—	537,247	—	537,247
Federal agency bonds & notes	—	177,606	—	177,606
Common stocks	—	6,500	36,774	43,274
Preferred securities	—	4,375	—	4,375
Rights & warrants	—	421	—	421
Short-term securities	6,337,921	15,024	—	6,352,945
Total	$6,337,921	$71,008,848	$41,742	$77,388,511

The Bond Fund of America	61

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$88,161	$—	$—	$88,161
Unrealized appreciation on open forward currency contracts	—	1,530	—	1,530
Unrealized appreciation on interest rate swaps	—	246,973	—	246,973
Unrealized appreciation on credit default swaps	—	554	—	554
Liabilities:
Unrealized depreciation on futures contracts	(123,248)	—	—	(123,248)
Unrealized depreciation on open forward currency contracts	—	(77)	—	(77)
Unrealized depreciation on interest rate swaps	—	(22,396)	—	(22,396)
Unrealized depreciation on credit default swaps	—	(1,068)	—	(1,068)
Total	$(35,087)	$225,516	$—	$190,429

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

62	The Bond Fund of America

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates —i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

The Bond Fund of America	63

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $17,858,419,000.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

64	The Bond Fund of America

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $231,978,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $3,154,686,000.

Credit default swap indices — The fund has entered into centrally cleared credit default swap agreements on credit indices (“CDSI”) that involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified return upon the occurrence of a credit event, such as a default or restructuring, with respect to any of the underlying issuers (reference obligations) in the referenced index. The fund’s investment adviser uses credit default swaps to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks.

CDSI are portfolios of credit instruments or exposures designed to be representative of some part of the credit market, such as the high-yield or investment-grade credit market. CDSI are generally traded using standardized terms, including a fixed spread and standard maturity dates, and reference all the names in the index. If there is a credit event, it is settled based on that name’s weight in the index. The composition of the underlying issuers or obligations within a particular index may change periodically, usually every six months. A specified credit event may affect all or individual underlying reference obligations included in the index, and will be settled based upon the relative weighting of the affected obligation(s) within the index. The value of each CDSI can be used as a measure of the current payment/performance risk of the CDSI and represents the likelihood of an expected liability or profit should the notional amount of the CDSI be closed or sold as of the period end. An increasing value, as compared to the notional amount of the CDSI, represents a deterioration of the referenced indices’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. When the fund provides sell protection, its maximum exposure is the notional amount of the credit default swap agreement.

Upon entering into a centrally cleared CDSI contract, the fund is required to deposit with a derivatives clearing member (“DCM”) in a segregated account in the name of the DCM an amount of cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular credit default swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a variation margin based on the increase or decrease in the value of the CDSI, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net

The Bond Fund of America	65

unrealized appreciation or depreciation, from credit default swaps are recorded in the fund’s statement of operations. The average month-end notional amount of credit default swaps while held was $285,857,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2021 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$88,161	Unrealized depreciation*	$123,248
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	1,530	Unrealized depreciation on open forward currency contracts	77
Swap	Interest	Unrealized appreciation*	246,973	Unrealized depreciation*	22,396
Swap	Credit	Unrealized appreciation*	554	Unrealized depreciation*	1,068
			$337,218		$146,789

		Net realized gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$110,652	Net unrealized depreciation on futures contracts	$(41,218)
Forward currency	Currency	Net realized gain on forward currency contracts	351	Net unrealized appreciation on forward currency contracts	1,773
Swap	Interest	Net realized gain on swap contracts	31,165	Net unrealized appreciation on swap contracts	33,869
Swap	Credit	Net realized gain on swap contracts	290	Net unrealized depreciation on swap contracts	(1,336)
			$142,458		$(6,912)

*	Includes cumulative appreciation/depreciation on futures contracts, interest rate swaps and credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For futures contracts, interest rate swaps and credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

66	The Bond Fund of America

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2021, if close-out netting was exercised (dollars in thousands):

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$149	$(22)	$—	$—	$127
Citibank	9	—	—	—	9
Goldman Sachs	954	—	—	(750)	204
HSBC Bank	15	—	(15)	—	—
Morgan Stanley	45	(45)	—	—	—
UBS AG	358	—	—	(262)	96
Total	$1,530	$(67)	$(15)	$(1,012)	$436
Liabilities:
Bank of America	$22	$(22)	$—	$—	$—
Morgan Stanley	55	(45)	—	—	10
Total	$77	$(67)	$—	$—	$10

*	Collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; paydowns on fixed-income securities; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$212,048
Undistributed long-term capital gains	115,355

The Bond Fund of America	67

As of June 30, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$2,342,836
Gross unrealized depreciation on investments	(793,272)
Net unrealized appreciation on investments	1,549,564
Cost of investments	76,013,952

Distributions paid or accrued were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2021						Year ended December 31, 2020
Share class	Ordinary income[1]		Long-term capital gains		Total distributions paid or accrued		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$201,011		$46,991		$248,002		$1,135,597		$260,675		$1,396,272
Class C	2,509		1,226		3,735		27,884		7,480		35,364
Class T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class F-1	7,675		1,757		9,432		49,443		11,581		61,024
Class F-2	143,657		29,668		173,325		618,245		145,365		763,610
Class F-3	43,705		8,759		52,464		163,945		39,329		203,274
Class 529-A	9,924		2,386		12,310		57,819		13,417		71,236
Class 529-C	240		127		367		3,631		786		4,417
Class 529-E	285		79		364		1,983		463		2,446
Class 529-T	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class 529-F-1	—	[2]	—	[2]	—	[2]	2,578		—	[2]	2,578
Class 529-F-2[3]	1,308		269		1,577		4,047		1,458		5,505
Class 529-F-3[3]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
Class R-1	123		65		188		1,283		348		1,631
Class R-2	1,334		679		2,013		15,217		4,120		19,337
Class R-2E	211		72		283		1,561		400		1,961
Class R-3	3,776		1,103		4,879		27,171		6,544		33,715
Class R-4	4,528		959		5,487		26,795		6,064		32,859
Class R-5E	818		243		1,061		3,282		771		4,053
Class R-5	1,546		287		1,833		8,031		1,691		9,722
Class R-6	120,384		21,210		141,594		543,708		117,773		661,481
Total	$543,034		$115,880		$658,914		$2,692,220		$618,265		$3,310,485

[1]	All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2021.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.107% on such assets in excess of $52 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 2.25% on the first $8,333,333 of the fund’s monthly gross income and decreasing to 1.75% on such income in excess of $41,666,667. On March 10, 2021, the fund’s board of trustees approved an amended investment advisory and service agreement effective May 1, 2021, decreasing the annual rate to 0.105% on daily net assets in excess of $76 billion. For the six months ended June 30, 2021, the investment advisory services fees were $55,960,000, which were equivalent to an annualized rate of 0.156% of average daily net assets.

68	The Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2021, unreimbursed expenses subject to reimbursement totaled $14,417,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

The Bond Fund of America	69

For the six months ended June 30, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$36,616	$15,483		$4,394		Not applicable
Class C	4,000	422		121		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,449	850		174		Not applicable
Class F-2	Not applicable	9,819		2,657		Not applicable
Class F-3	Not applicable	44		755		Not applicable
Class 529-A	1,784	744		224		$445
Class 529-C	406	42		12		25
Class 529-E	124	10		7		15
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	63		25		49
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	195	22		6		Not applicable
Class R-2	1,646	804		66		Not applicable
Class R-2E	137	47		7		Not applicable
Class R-3	1,776	564		106		Not applicable
Class R-4	826	341		99		Not applicable
Class R-5E	Not applicable	78		15		Not applicable
Class R-5	Not applicable	51		28		Not applicable
Class R-6	Not applicable	58		2,083		Not applicable
Total class-specific expenses	$48,959	$29,442		$10,779		$534

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $167,000 in the fund’s statement of operations reflects $82,000 in current fees (either paid in cash or deferred) and a net increase of $85,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $760,064,000 and $349,039,000, respectively, which generated $19,059,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2021.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that

70	The Bond Fund of America

provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net increase
	Sales[1]		distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2021

Class A	$3,130,456	231,483	$253,692		18,796		$(2,452,058)	(181,664)	$932,090	68,615
Class C	98,439	7,272	4,424		327		(155,288)	(11,505)	(52,425)	(3,906)
Class T	—	—	—		—		—	—	—	—
Class F-1	179,335	13,278	10,711		792		(364,138)	(26,889)	(174,092)	(12,819)
Class F-2	5,381,136	397,865	175,737		13,022		(2,832,191)	(209,967)	2,724,682	200,920
Class F-3	1,918,144	141,971	51,756		3,839		(767,319)	(56,953)	1,202,581	88,857
Class 529-A	150,531	11,123	13,199		977		(140,696)	(10,397)	23,034	1,703
Class 529-C	11,442	846	414		30		(18,926)	(1,398)	(7,070)	(522)
Class 529-E	3,860	285	376		28		(5,721)	(424)	(1,485)	(111)
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	23,133	1,712	1,578		117		(16,021)	(1,185)	8,690	644
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	7,840	581	187		14		(5,077)	(376)	2,950	219
Class R-2	62,857	4,644	2,018		150		(92,835)	(6,863)	(27,960)	(2,069)
Class R-2E	11,062	814	282		21		(10,667)	(788)	677	47
Class R-3	103,793	7,666	4,975		369		(133,082)	(9,845)	(24,314)	(1,810)
Class R-4	110,141	8,137	5,629		417		(181,821)	(13,458)	(66,051)	(4,904)
Class R-5E	80,203	5,927	1,057		78		(12,578)	(931)	68,682	5,074
Class R-5	25,408	1,875	2,048		151		(32,982)	(2,440)	(5,526)	(414)
Class R-6	2,616,467	193,630	140,997		10,454		(2,537,904)	(188,501)	219,560	15,583
Total net increase (decrease)	$13,914,247	1,029,109	$669,080		49,582		$(9,759,304)	(723,584)	$4,824,023	355,107

Year ended December 31, 2020

Class A	$7,577,330	547,419	$1,375,595		99,645		$(3,786,344)	(275,341)	$5,166,581	371,723
Class C	381,139	27,552	34,643		2,513		(396,635)	(28,589)	19,147	1,476
Class T	—	—	—		—		—	—	—	—
Class F-1	540,494	38,951	58,925		4,270		(310,432)	(22,462)	288,987	20,759
Class F-2	9,295,368	668,599	740,296		53,596		(3,376,383)	(245,568)	6,659,281	476,627
Class F-3	2,722,424	195,260	200,563		14,517		(757,259)	(54,996)	2,165,728	154,781
Class 529-A	484,048	34,875	70,405		5,100		(263,429)	(19,020)	291,024	20,955
Class 529-C	42,518	3,097	4,400		320		(149,126)	(10,687)	(102,208)	(7,270)
Class 529-E	14,371	1,044	2,430		176		(13,052)	(942)	3,749	278
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	43,715	3,163	2,343		170		(182,892)	(13,093)	(136,834)	(9,760)
Class 529-F-2[3]	169,310	12,086	5,496		398		(6,497)	(459)	168,309	12,025
Class 529-F-3[3]	10	1	—	[2]	—	[2]	—	—	10	1
Class R-1	12,614	911	1,628		118		(15,788)	(1,153)	(1,546)	(124)
Class R-2	192,313	13,950	19,247		1,395		(174,314)	(12,674)	37,246	2,671
Class R-2E	21,840	1,587	1,960		142		(13,198)	(956)	10,602	773
Class R-3	310,798	22,534	33,500		2,428		(267,678)	(19,450)	76,620	5,512
Class R-4	279,386	20,220	32,546		2,357		(220,289)	(16,038)	91,643	6,539
Class R-5E	62,998	4,557	4,037		292		(24,781)	(1,788)	42,254	3,061
Class R-5	74,561	5,396	9,489		687		(73,345)	(5,385)	10,705	698
Class R-6	3,960,909	284,931	658,960		47,721		(2,092,488)	(154,656)	2,527,381	177,996
Total net increase (decrease)	$26,186,146	1,886,133	$3,256,464		235,845		$(12,123,930)	(883,257)	$17,318,680	1,238,721

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

The Bond Fund of America	71

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $140,701,923,000 and $149,740,800,000, respectively, during the six months ended June 30, 2021.

72	The Bond Fund of America

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2021[5,6]	$13.79	$.08	$(.27)	$(.19)	$(.09)	$(.02)	$(.11)	$13.49	(1.35)%[7]	$29,864		.55%[8]		.55%[8]		1.25%[8]
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.71	29,570		.57		.57		1.59
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.02	23,197		.60		.60		2.35
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	19,352		.60		.60		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.21	19,939		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	—	(.22)	12.72	2.74	19,437		.61		.61		1.79
Class C:
6/30/2021[5,6]	13.79	.03	(.27)	(.24)	(.04)	(.02)	(.06)	13.49	(1.71)[7]	778		1.30	[8]	1.30	[8]	.50	[8]
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.90	848		1.31		1.31		.87
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.20	786		1.36		1.36		1.60
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.91)	825		1.39		1.39		1.58
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.40	1,041		1.40		1.40		1.11
12/31/2016	12.59	.12	.12	.24	(.11)	—	(.11)	12.72	1.94	1,276		1.40		1.40		1.00
Class T:
6/30/2021[5,6]	13.79	.09	(.27)	(.18)	(.10)	(.02)	(.12)	13.49	(1.25)[7,9]	—	[10]	.34	[8,9]	.34	[8,9]	1.45	[8,9]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.49	10.989	—	[10]	.34	[9]	.34	[9]	1.81	[9]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.249	—	[10]	.37	[9]	.37	[9]	2.56	[9]
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.099	—	[10]	.39	[9]	.39	[9]	2.58	[9]
12/31/2017[5,11]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.15 [7,9]	—	[10]	.38	[8,9]	.38	[8,9]	2.15	[8,9]
Class F-1:
6/30/2021[5,6]	13.79	.08	(.27)	(.19)	(.09)	(.02)	(.11)	13.49	(1.37)[7]	1,114		.60	[8]	.60	[8]	1.20	[8]
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.68	1,315		.60		.60		1.55
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	7.97	977		.64		.64		2.31
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.18)	745		.66		.66		2.32
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.17	801		.65		.65		1.86
12/31/2016	12.59	.22	.12	.34	(.21)	—	(.21)	12.72	2.71	757		.64		.64		1.76
Class F-2:
6/30/2021[5,6]	13.79	.10	(.27)	(.17)	(.11)	(.02)	(.13)	13.49	(1.23)[7]	18,852		.31	[8]	.31	[8]	1.50	[8]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.99	16,494		.32		.32		1.81
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.28	9,415		.35		.35		2.59
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.14	5,728		.34		.34		2.65
12/31/2017	12.72	.28	.16	.44	(.27)	—	(.27)	12.89	3.47	4,067		.35		.35		2.16
12/31/2016	12.59	.26	.12	.38	(.25)	—	(.25)	12.72	3.00	3,338		.36		.36		2.03
Class F-3:
6/30/2021[5,6]	13.79	.10	(.27)	(.17)	(.11)	(.02)	(.13)	13.49	(1.18)[7]	5,569		.20	[8]	.20	[8]	1.61	[8]
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.10	4,465		.21		.21		1.90
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	2,212		.25		.24		2.70
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.21	1,483		.27		.27		2.70
12/31/2017[5,12]	12.74	.27	.14	.41	(.26)	—	(.26)	12.89	3.25 [7]	2,061		.26	[8]	.26	[8]	2.29	[8]
Class 529-A:
6/30/2021[5,6]	13.79	.08	(.27)	(.19)	(.09)	(.02)	(.11)	13.49	(1.37)[7]	1,516		.60	[8]	.60	[8]	1.20	[8]
12/31/2020	13.09	.21	1.18	1.39	(.25)	(.44)	(.69)	13.79	10.67	1,526		.61		.61		1.54
12/31/2019	12.57	.30	.69	.99	(.29)	(.18)	(.47)	13.09	7.95	1,174		.66		.66		2.29
12/31/2018	12.89	.29	(.32)	(.03)	(.29)	—	(.29)	12.57	(.21)	1,003		.69		.69		2.29
12/31/2017	12.72	.24	.16	.40	(.23)	—	(.23)	12.89	3.14	1,022		.68		.68		1.84
12/31/2016	12.59	.22	.12	.34	(.21)	—	(.21)	12.72	2.66	917		.69		.69		1.71

See end of table for footnotes.

The Bond Fund of America	73

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2021[5,6]	$13.79	$.03	$(.27)	$(.24)	$(.04)	$(.02)	$(.06)	$13.49	(1.74)%[7]	$80		1.34%[8]		1.34%[8]		.46%[8]
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.85	89		1.36		1.36		.90
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.16	180		1.40		1.40		1.56
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.94)	191		1.43		1.43		1.55
12/31/2017	12.72	.14	.16	.30	(.13)	—	(.13)	12.89	2.35	232		1.44		1.44		1.07
12/31/2016	12.59	.12	.12	.24	(.11)	—	(.11)	12.72	1.88	322		1.45		1.45		.95
Class 529-E:
6/30/2021[5,6]	13.79	.06	(.27)	(.21)	(.07)	(.02)	(.09)	13.49	(1.47)[7]	50		.79	[8]	.79	[8]	1.01	[8]
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.46	53		.80		.80		1.37
12/31/2019	12.57	.28	.69	.97	(.27)	(.18)	(.45)	13.09	7.75	46		.85		.85		2.11
12/31/2018	12.89	.27	(.32)	(.05)	(.27)	—	(.27)	12.57	(.40)	43		.88		.88		2.10
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.93	47		.88		.88		1.63
12/31/2016	12.59	.19	.12	.31	(.18)	—	(.18)	12.72	2.45	48		.90		.90		1.50
Class 529-T:
6/30/2021[5,6]	13.79	.09	(.27)	(.18)	(.10)	(.02)	(.12)	13.49	(1.27)[7,9]	—	[10]	.38	[8,9]	.38	[8,9]	1.42	[8,9]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.91 [9]	—	[10]	.39	[9]	.39	[9]	1.77	[9]
12/31/2019	12.57	.33	.69	1.02	(.32)	(.18)	(.50)	13.09	8.20 [9]	—	[10]	.42	[9]	.42	[9]	2.51	[9]
12/31/2018	12.89	.32	(.32)	— [13]	(.32)	—	(.32)	12.57	.04 [9]	—	[10]	.44	[9]	.44	[9]	2.54	[9]
12/31/2017[5,11]	12.81	.20	.07	.27	(.19)	—	(.19)	12.89	2.10 [7,9]	—	[10]	.45	[8,9]	.45	[8,9]	2.08	[8,9]
Class 529-F-1:
6/30/2021[5,6]	13.79	.09	(.27)	(.18)	(.10)	(.02)	(.12)	13.49	(1.29)[7,9]	—	[10]	.41	[8,9]	.41	[8,9]	1.38	[8,9]
12/31/2020	13.09	.24	1.18	1.42	(.28)	(.44)	(.72)	13.79	10.92 [9]	—	[10]	.38	[9]	.38	[9]	1.87	[9]
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.20	128		.42		.42		2.53
12/31/2018	12.89	.32	(.32)	— [13]	(.32)	—	(.32)	12.57	.03	102		.44		.44		2.54
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.37	88		.45		.45		2.06
12/31/2016	12.59	.25	.12	.37	(.24)	—	(.24)	12.72	2.89	77		.46		.46		1.94
Class 529-F-2:
6/30/2021[5,6]	13.79	.09	(.27)	(.18)	(.10)	(.02)	(.12)	13.49	(1.24)[7]	171		.34	[8]	.34	[8]	1.47	[8]
12/31/2020[5,14]	14.00	.03	.24	.27	(.04)	(.44)	(.48)	13.79	1.88 [7]	166		.06	[7]	.06	[7]	.24	[7]
Class 529-F-3:
6/30/2021[5,6]	13.79	.10	(.27)	(.17)	(.11)	(.02)	(.13)	13.49	(1.22)[7]	—	[10]	.31	[8]	.27	[8]	1.52	[8]
12/31/2020[5,14]	14.00	.04	.23	.27	(.04)	(.44)	(.48)	13.79	1.90 [7]	—	[10]	.08	[7]	.04	[7]	.25	[7]
Class R-1:
6/30/2021[5,6]	13.79	.03	(.27)	(.24)	(.04)	(.02)	(.06)	13.49	(1.72)[7]	42		1.31	[8]	1.31	[8]	.50	[8]
12/31/2020	13.09	.11	1.18	1.29	(.15)	(.44)	(.59)	13.79	9.88	39		1.33		1.33		.85
12/31/2019	12.57	.21	.69	.90	(.20)	(.18)	(.38)	13.09	7.21	39		1.35		1.35		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.89)	30		1.37		1.37		1.60
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.43	34		1.37		1.37		1.14
12/31/2016	12.59	.13	.12	.25	(.12)	—	(.12)	12.72	1.97	42		1.37		1.37		1.03

See end of table for footnotes.

74	The Bond Fund of America

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2021[5,6]	$13.79	$.03	$(.27)	$(.24)	$(.04)	$(.02)	$(.06)	$13.49	(1.72)%[7]	$430		1.32%[8]		1.32%[8]		.48%[8]
12/31/2020	13.09	.12	1.18	1.30	(.16)	(.44)	(.60)	13.79	9.91	468		1.30		1.30		.87
12/31/2019	12.57	.22	.69	.91	(.21)	(.18)	(.39)	13.09	7.22	410		1.34		1.34		1.61
12/31/2018	12.89	.20	(.32)	(.12)	(.20)	—	(.20)	12.57	(.88)	400		1.36		1.36		1.61
12/31/2017	12.72	.15	.16	.31	(.14)	—	(.14)	12.89	2.44	456		1.36		1.36		1.15
12/31/2016	12.59	.13	.12	.25	(.12)	—	(.12)	12.72	1.98	514		1.35		1.35		1.05
Class R-2E:
6/30/2021[5,6]	13.79	.05	(.27)	(.22)	(.06)	(.02)	(.08)	13.49	(1.57)[7]	45		1.01	[8]	1.01	[8]	.80	[8]
12/31/2020	13.09	.16	1.18	1.34	(.20)	(.44)	(.64)	13.79	10.22	46		1.02		1.02		1.14
12/31/2019	12.57	.25	.69	.94	(.24)	(.18)	(.42)	13.09	7.53	33		1.05		1.05		1.90
12/31/2018	12.89	.24	(.32)	(.08)	(.24)	—	(.24)	12.57	(.59)	26		1.07		1.07		1.92
12/31/2017	12.72	.19	.16	.35	(.18)	—	(.18)	12.89	2.75	20		1.06		1.06		1.48
12/31/2016	12.59	.17	.12	.29	(.16)	—	(.16)	12.72	2.31	9		1.05		1.05		1.36
Class R-3:
6/30/2021[5,6]	13.79	.06	(.27)	(.21)	(.07)	(.02)	(.09)	13.49	(1.50)[7]	703		.86	[8]	.86	[8]	.94	[8]
12/31/2020	13.09	.18	1.18	1.36	(.22)	(.44)	(.66)	13.79	10.40	743		.86		.86		1.31
12/31/2019	12.57	.27	.69	.96	(.26)	(.18)	(.44)	13.09	7.70	633		.89		.89		2.06
12/31/2018	12.89	.26	(.32)	(.06)	(.26)	—	(.26)	12.57	(.43)	582		.91		.91		2.06
12/31/2017	12.72	.21	.16	.37	(.20)	—	(.20)	12.89	2.90	622		.91		.91		1.61
12/31/2016	12.59	.19	.12	.31	(.18)	—	(.18)	12.72	2.43	651		.91		.91		1.49
Class R-4:
6/30/2021[5,6]	13.79	.08	(.27)	(.19)	(.09)	(.02)	(.11)	13.49	(1.35)[7]	607		.55	[8]	.55	[8]	1.25	[8]
12/31/2020	13.09	.22	1.18	1.40	(.26)	(.44)	(.70)	13.79	10.73	688		.55		.55		1.61
12/31/2019	12.57	.31	.69	1.00	(.30)	(.18)	(.48)	13.09	8.03	567		.59		.59		2.37
12/31/2018	12.89	.30	(.32)	(.02)	(.30)	—	(.30)	12.57	(.13)	518		.61		.61		2.37
12/31/2017	12.72	.25	.16	.41	(.24)	—	(.24)	12.89	3.22	583		.60		.60		1.91
12/31/2016	12.59	.23	.12	.35	(.22)	—	(.22)	12.72	2.75	556		.60		.60		1.80
Class R-5E:
6/30/2021[5,6]	13.79	.09	(.27)	(.18)	(.10)	(.02)	(.12)	13.49	(1.25)[7]	154		.36	[8]	.36	[8]	1.48	[8]
12/31/2020	13.09	.25	1.18	1.43	(.29)	(.44)	(.73)	13.79	10.95	88		.35		.35		1.78
12/31/2019	12.57	.34	.69	1.03	(.33)	(.18)	(.51)	13.09	8.25	43		.37		.37		2.53
12/31/2018	12.89	.33	(.32)	.01	(.33)	—	(.33)	12.57	.09	8		.40		.40		2.63
12/31/2017	12.72	.27	.16	.43	(.26)	—	(.26)	12.89	3.39	—	[10]	.42		.40		2.11
12/31/2016	12.59	.25	.12	.37	(.24)	—	(.24)	12.72	2.89	—	[10]	.47		.47		1.91
Class R-5:
6/30/2021[5,6]	13.79	.10	(.27)	(.17)	(.11)	(.02)	(.13)	13.49	(1.21)[7]	182		.25	[8]	.25	[8]	1.55	[8]
12/31/2020	13.09	.26	1.18	1.44	(.30)	(.44)	(.74)	13.79	11.06	192		.26		.26		1.91
12/31/2019	12.57	.35	.69	1.04	(.34)	(.18)	(.52)	13.09	8.35	173		.29		.29		2.67
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.17	163		.31		.31		2.67
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.52	176		.30		.30		2.21
12/31/2016	12.59	.27	.12	.39	(.26)	—	(.26)	12.72	3.05	149		.31		.31		2.13
Class R-6:
6/30/2021[5,6]	13.79	.10	(.27)	(.17)	(.11)	(.02)	(.13)	13.49	(1.18)[7]	13,372		.20	[8]	.20	[8]	1.60	[8]
12/31/2020	13.09	.27	1.18	1.45	(.31)	(.44)	(.75)	13.79	11.11	13,449		.21		.21		1.95
12/31/2019	12.57	.36	.69	1.05	(.35)	(.18)	(.53)	13.09	8.40	10,434		.24		.24		2.72
12/31/2018	12.89	.34	(.32)	.02	(.34)	—	(.34)	12.57	.22	8,116		.26		.26		2.73
12/31/2017	12.72	.29	.16	.45	(.28)	—	(.28)	12.89	3.58	6,351		.25		.25		2.27
12/31/2016	12.59	.27	.12	.39	(.26)	—	(.26)	12.72	3.11	3,849		.25		.25		2.15

See end of table for footnotes.

The Bond Fund of America	75

Financial highlights (continued)

	Six months ended June 30,	Year ended December 31,
Portfolio turnover rate for all share classes[15,16]	2021[5,6,7]	2020	2019	2018	2017	2016
Excluding mortgage dollar roll transactions	41%	113%	127%	121%	170%	168%
Including mortgage dollar roll transactions	246%	535%	286%	356%	379%	363%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the periods shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[16]	Refer to Note 5 for more information on mortgage dollar rolls.

See notes to financial statements.

76	The Bond Fund of America

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2021, through June 30, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Bond Fund of America	77

Expense example (continued)	Beginning account value 1/1/2021	Ending account value 6/30/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$986.48	$2.71	.55%
Class A – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class C – actual return	1,000.00	982.85	6.39	1.30
Class C – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class T – actual return	1,000.00	987.55	1.68	.34
Class T – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-1 – actual return	1,000.00	986.28	2.95	.60
Class F-1 – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class F-2 – actual return	1,000.00	987.68	1.53	.31
Class F-2 – assumed 5% return	1,000.00	1,023.26	1.56	.31
Class F-3 – actual return	1,000.00	988.21	.99	.20
Class F-3 – assumed 5% return	1,000.00	1,023.80	1.00	.20
Class 529-A – actual return	1,000.00	986.27	2.95	.60
Class 529-A – assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 529-C – actual return	1,000.00	982.63	6.59	1.34
Class 529-C – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class 529-E – actual return	1,000.00	985.30	3.89	.79
Class 529-E – assumed 5% return	1,000.00	1,020.88	3.96	.79
Class 529-T – actual return	1,000.00	987.31	1.87	.38
Class 529-T – assumed 5% return	1,000.00	1,022.91	1.91	.38
Class 529-F-1 – actual return	1,000.00	987.13	2.02	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-F-2 – actual return	1,000.00	987.56	1.68	.34
Class 529-F-2 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 529-F-3 – actual return	1,000.00	987.81	1.33	.27
Class 529-F-3 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class R-1 – actual return	1,000.00	982.81	6.44	1.31
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.56	1.31
Class R-2 – actual return	1,000.00	982.76	6.49	1.32
Class R-2 – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class R-2E – actual return	1,000.00	984.28	4.97	1.01
Class R-2E – assumed 5% return	1,000.00	1,019.79	5.06	1.01
Class R-3 – actual return	1,000.00	984.99	4.23	.86
Class R-3 – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class R-4 – actual return	1,000.00	986.51	2.71	.55
Class R-4 – assumed 5% return	1,000.00	1,022.07	2.76	.55
Class R-5E – actual return	1,000.00	987.45	1.77	.36
Class R-5E – assumed 5% return	1,000.00	1,023.01	1.81	.36
Class R-5 – actual return	1,000.00	987.94	1.23	.25
Class R-5 – assumed 5% return	1,000.00	1,023.55	1.25	.25
Class R-6 – actual return	1,000.00	988.21	.99	.20
Class R-6 – assumed 5% return	1,000.00	1,023.80	1.00	.20

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

78	The Bond Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $76 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Bond Fund of America	79

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

80	The Bond Fund of America

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov or our website.

The Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.
A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By __/s/ Kristine M. Nishiyama__________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: August 31, 2021

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: August 31, 2021